As filed with Securities and Exchange Commission on April 26, 2005

                                Registration No. 333-116386
-----------------------------------------------------------

            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.  20549

                         FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   POST-EFFECTIVE AMENDMENT NO. 1                     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   POST-EFFECTIVE AMENDMENT NO. 7                     [X]

                   CARILLON LIFE ACCOUNT
                (Exact Name of Registrant)

          THE UNION CENTRAL LIFE INSURANCE COMPANY
                    (Name of Depositor)

                    1876 Waycross Road
                      P.O. Box 40888
                  Cincinnati, Ohio  45240
    (Address of depositor's principal executive offices)

                     (513) 595-2200
     (Depositor's telephone number, including area code)

Rhonda S. Malone        .                  Copies to:
The Union Central Life Insurance Company   John Blouch
1876 Waycross Road                         Dykema Gossett PLLC
P.O. Box 40888                             Suite 300 West
Cincinnati, Ohio  45240                    1300 I Street, N.W.
(513) 595-2919                             Washington, D.C.  20004-2415
(Name and address of agent for service)


It is proposed that this filing will become effective (check appropriate box)
[ ] Immediately upon filing pursuant to paragraph (b)
[x] on May 1, 2005 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on [date] pursuant to paragraph (a)(1) of Rule 485
[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment

                     PART A


     INFORMATION REQUIRED IN A PROSPECTUS

                          PROSPECTUS

Individual Flexible Premium Variable Universal Life Insurance
Policies


         THE UNION CENTRAL LIFE INSURANCE COMPANY

                   CARILLON LIFE ACCOUNT

Home Office:
1876 Waycross Road
Cincinnati, Ohio  45240
Telephone: 1-800-319-6902

This Prospectus describes an individual flexible premium variable universal life insurance policy offered by The Union Central Life Insurance Company called Excel Accumulator. Under this policy, we insure the life of the person you specify, and give you flexibility in the death benefit, and amount and timing of your premium payments. With this flexibility, you can provide for your changing insurance needs under a single policy.

You can allocate net premiums to one or more variable account investment options in the variable account, to the guaranteed account, or to both. This Prospectus generally describes the variable account.

We will deposit the net premiums you allocate to the variable account in subaccounts of the Carillon Life Account according to your instructions. We invest the assets of each subaccount in a corresponding portfolio of one of the following fund families:

o AIM Variable Insurance Funds                o Oppenheimer Variable Account Funds
o The Alger American Fund                     o Scudder Variable Series I
o American Century Variable Portfolios, Inc.  o Seligman Portfolios, Inc.
o Franklin Templeton Variable Insurance       o Summit Mutual Funds, Inc.
  Products Trust                              o The Universal Institutional Funds,
Inc.
o MFS Variable Insurance Trust


To learn more about the portfolios, see their accompanying prospectuses.

AN INVESTMENT IN THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR IS THE POLICY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE POLICY INVOLVES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE YOUR PREMIUM PAYMENTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THIS POLICY OR DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE.  IT IS A CRIMINAL OFFENSE TO STATE
OTHERWISE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY PLACE WHERE IT WOULD BE ILLEGAL TO MAKE IT. WE HAVE NOT AUTHORIZED ANY PERSON TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE IN THIS PROSPECTUS, THE PROSPECTUSES FOR THE PORTFOLIOS, OR RELATED STATEMENTS OF ADDITIONAL INFORMATION.

Please Read This Prospectus Carefully and Retain It for Future
Reference

The Date of this Prospectus is May 1, 2005.

                   PROSPECTUS CONTENTS
                   -------------------

SUMMARY OF POLICY BENEFITS AND RISKS. . . . . . . . . . . . 5
 Contract Benefits and Risks. . . . . . . . . . . . . . . . 5
 Portfolio Risks. . . . . . . . . . . . . . . . . . . . . . 7
 Fee Tables . . . . . . . . . . . . . . . . . . . . . . . . 7
GENERAL INFORMATION ABOUT UNION CENTRAL, THE SEPARATE
ACCOUNT AND THE PORTFOLIOS. . . . . . . . . . . . . . . . .14
 The Union Central Life Insurance Company . . . . . . . . .14
 Carillon Life Account. . . . . . . . . . . . . . . . . . .14
 The Portfolios . . . . . . . . . . . . . . . . . . . . . .14
GUARANTEED ACCOUNT. . . . . . . . . . . . . . . . . . . . .17
 Minimum Guaranteed and Current Interest Rates. . . . . . .17
 Calculation of Guaranteed Account Value. . . . . . . . . .18
 Transfers from the Guaranteed Account. . . . . . . . . . .18
 Payment Deferral from the Guaranteed Account . . . . . . .18
CHARGES AND DEDUCTIONS. . . . . . . . . . . . . . . . . . .18
 Premium Expense Charge . . . . . . . . . . . . . . . . . .18
 Monthly Deduction. . . . . . . . . . . . . . . . . . . . .19
   Cost of Insurance Charge . . . . . . . . . . . . . . . .19
 Daily Mortality and Expense Risk Charge. . . . . . . . . .21
 Transfer Charge. . . . . . . . . . . . . . . . . . . . . .22
 Surrender Charge . . . . . . . . . . . . . . . . . . . . .22
   Sales Surrender Charge . . . . . . . . . . . . . . . . .22
   Administrative Surrender Charge. . . . . . . . . . . . .23
 Fund Expenses. . . . . . . . . . . . . . . . . . . . . . .23
 Income Tax Charge. . . . . . . . . . . . . . . . . . . . .23
 Special Arrangements . . . . . . . . . . . . . . . . . . .24
CONTRACT DESCRIPTION. . . . . . . . . . . . . . . . . . . .24
 Eligible Purchasers. . . . . . . . . . . . . . . . . . . .25
 Owner Rights . . . . . . . . . . . . . . . . . . . . . . .25
 Net Premium Allocations. . . . . . . . . . . . . . . . . .25
   Allocation Rules . . . . . . . . . . . . . . . . . . . .25
 Transfer Privilege . . . . . . . . . . . . . . . . . . . .26
   Minimum Amount of Transfers. . . . . . . . . . . . . . .26
   Timing of Transfers. . . . . . . . . . . . . . . . . . .26
   Limits on Transfers. . . . . . . . . . . . . . . . . . .26
   Charges for Transfers. . . . . . . . . . . . . . . . . .26
   Methods of Transfers . . . . . . . . . . . . . . . . . .26
   Conversion Right . . . . . . . . . . . . . . . . . . . .27
   Excessive Trading. . . . . . . . . . . . . . . . . . . .27
 Selecting and Changing the Beneficiary . . . . . . . . . .29
 Limits on Rights to Contest the Policy . . . . . . . . . .29
   Incontestability . . . . . . . . . . . . . . . . . . . .29
   Suicide Exclusion. . . . . . . . . . . . . . . . . . . .29
 Supplemental and/or Rider Benefits . . . . . . . . . . . .30
 Changes in the Policy or Benefits. . . . . . . . . . . . .31
 Participating. . . . . . . . . . . . . . . . . . . . . . .32
PURCHASING YOUR POLICY. . . . . . . . . . . . . . . . . . .32
 Applying for a Policy. . . . . . . . . . . . . . . . . . .32
 Free Look Right to Cancel the Policy . . . . . . . . . . .32
PREMIUMS. . . . . . . . . . . . . . . . . . . . . . . . . .33
   Planned Periodic Premiums. . . . . . . . . . . . . . . .33
   Minimum No Lapse Period. . . . . . . . . . . . . . . . .34
   Premium Payments Upon Increase in Specified Amount . . .34
   Grace Period . . . . . . . . . . . . . . . . . . . . . .34
 Crediting Net Premiums . . . . . . . . . . . . . . . . . .35
 Dollar Cost Averaging Plan . . . . . . . . . . . . . . . .35
 Portfolio Rebalancing Plan . . . . . . . . . . . . . . . .35
 Earnings Sweep Plan. . . . . . . . . . . . . . . . . . . .36
POLICY VALUES . . . . . . . . . . . . . . . . . . . . . . .36
 Determining Account Value. . . . . . . . . . . . . . . . .36
   Subaccount Values. . . . . . . . . . . . . . . . . . . .36
   Determinination of Unit Value. . . . . . . . . . . . . .37
   Net Investment Factor. . . . . . . . . . . . . . . . . .37
   Guaranteed Account . . . . . . . . . . . . . . . . . . .38
   Loan Account . . . . . . . . . . . . . . . . . . . . . .38
 Cash Value . . . . . . . . . . . . . . . . . . . . . . . .38
 Cash Surrender Value . . . . . . . . . . . . . . . . . . .38
DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT . . . . . . .38
 Amount of Death Benefit Proceeds . . . . . . . . . . . . .38
 Death Benefit Options. . . . . . . . . . . . . . . . . . .38
 Enhanced Death Benefit Option. . . . . . . . . . . . . . .39
 Use of Accounting Benefit Rider and Supplemental
    Coverage Rider. . . . . . . . . . . . . . . . . . . . .40
   Accounting Benefit Rider . . . . . . . . . . . . . . . .40
   Supplemental Coverage Rider. . . . . . . . . . . . . . .40
 Changes in Death Benefit Option. . . . . . . . . . . . . .41
 Changes in Specified Amount. . . . . . . . . . . . . . . .42
 When Proceeds Are Paid . . . . . . . . . . . . . . . . . .42
 Payment Options. . . . . . . . . . . . . . . . . . . . . .43
CASH BENEFITS . . . . . . . . . . . . . . . . . . . . . . .43
 Loans. . . . . . . . . . . . . . . . . . . . . . . . . . .43
   Interest . . . . . . . . . . . . . . . . . . . . . . . .43
   Policy Debt. . . . . . . . . . . . . . . . . . . . . . .43
   Loan Collateral. . . . . . . . . . . . . . . . . . . . .43
   Loan Repayment; Effect if Not Repaid . . . . . . . . . .44
   Effect of Policy Loan. . . . . . . . . . . . . . . . . .44
 Surrendering the Policy for Cash Surrender Value . . . . .45
 Partial Cash Surrenders. . . . . . . . . . . . . . . . . .45
LAPSE AND REINSTATEMENT . . . . . . . . . . . . . . . . . .45
 Lapse. . . . . . . . . . . . . . . . . . . . . ... . . . .45
 Reinstatement. . . . . . . . . . . . . . . . . . . . . . .46
TAX CONSIDERATIONS. . . . . . . . . . . . . . . . . . . . .46
 Introduction . . . . . . . . . . . . . . . . . . . . .. . 46
 Tax Treatment of Policy Benefits . . . . . . . . . . . . .47
   Withholding. . . . . . . . . . . . . . . . . . . . . . .48
   Other Tax Considerations . . . . . . . . . . . . . . . .49
 Possible Charges for Union Central's Taxes . . . . . . . .50
DISTRIBUTION OF THE POLICIES. . . . . . . . . . . . . . . .50
LEGAL PROCEEDINGS . . . . . . . . . . . . . . . . . . . . .50
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . .50
APPENDIX A - GLOSSARY OF TERMS. . . . . . . . . . . . . . .51
APPENDIX B - ILLUSTRATIONS. . . . . . . . . . . . . . . . .52
APPENDIX C - DISCLAIMERS. . . . . . . . . . . . . . . . . .65


           STATEMENT OF ADDITIONAL INFORMATION
                   TABLE OF CONTENTS

General Information and History . . . . . . . . . . . 2
Multiple Beneficiaries. . . . . . . . . . . . . . . . 2
Additional Information about Operation of Contracts
   and Carillon Life Account. . . . . . . . . . . . . 2
Reports to Policy Owners. . . . . . . . . . . . . . . 2
Assignment. . . . . . . . . . . . . . . . . . . . . . 2
Distribution of the Policies. . . . . . . . . . . . . 3
Custody of Assets . . . . . . . . . . . . . . . . . . 4
Independent Registered Public Accounting Firm . . . . 4
Legal Matters . . . . . . . . . . . . . . . . . . . . 4

Appendix A (Guideline Premium and Cash Value
            Accumulation Test Factors). . . . . . . A-1
Appendix B (Enhanced Death Benefit Option Tables) . B-1
Appendix C (Financial Statements of CLA . . . . . . C-1
Appendix D (Financial Statements of Union Central). D-1

          SUMMARY OF POLICY BENEFITS AND RISKS

PLEASE READ THIS SUMMARY. THERE ARE MORE DETAILED EXPLANATIONS OF THESE TOPICS IN THE SECTIONS IDENTIFIED IN THE TABLE OF CONTENTS ABOVE. UNLESS WE INDICATE OTHERWISE, IN DESCRIBING YOUR POLICY IN THIS PROSPECTUS, WE ASSUME THAT YOUR POLICY IS IN FORCE AND THAT YOU HAVE NO OUTSTANDING POLICY DEBT.

We designed your policy to be a long-term investment that provides insurance benefits. You should evaluate your policy based on your need for insurance, and your policy's long-term investment potential. It might not be to your advantage to replace your existing insurance coverage with this policy. If you already have life insurance, it might not be to your advantage to use loan proceeds or withdrawal proceeds from another policy to purchase this policy. Purchasing this policy is not appropriate if you are looking for a short-term investment, and a few of the policy's features might not be suitable for your situation. If you surrender the policy during its early years, you will pay substantial surrender charges.

Contract Benefits and Risks
Your policy offers you many benefits and presents you with certain risks.

Your policy offers you the benefits of:

  o insurance coverage on a person's life; proceeds under the policy can pass free of federal and state income tax at the death of the insured;

  o allocating your net premiums to various investment options that cover a broad spectrum of investment objectives and risk tolerances that may, if and when investment performance is positive, help you increase your account value at a faster rate than you could expect in a fixed life insurance product paying a fixed rate of interest on your net premium payments;

  o reallocating your account value through dollar-cost averaging, portfolio rebalancing, and our earnings sweep plans;
these plans do not assure a profit nor protect against an investment loss;


  o choosing among various supplemental riders including a term insurance for other insured persons rider, no-lapse rider, and an accounting benefit rider ("term insurance rider" in New York and Massachusetts) and supplemental coverage rider that provide additional optional features (they are described on page 30);

  o our guarantee to keep your policy in force during the first three policy years as long as you meet the minimum no-lapse premium requirement;

  o obtaining current information about your policy and performing certain functions related to your policy through our Service Central Internet system (which is described on page 27);

  o receiving personalized illustrations in connection with the purchase of this policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of lapse and the charges and deductions under the policy. They will also help you to compare this policy to other insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value;

  o selecting from three death benefit options available under your policy: a level death benefit ("Option A"), a death benefit that includes the account value ("Option B"), or a death benefit that guarantees return of premiums ("Option C"); and you can change your death benefit option as described on page 41;

  o after the first policy year, borrowing against your policy for up to 90% of your account value in the variable account and 100% of your account value in the guaranteed account; if you do, we will transfer an amount equal to the loan from the variable account and the guaranteed account to the loan account as collateral for the loan; we will charge interest on the loan and will credit interest on amounts in the loan account;

  o taking a full or partial cash surrender of at least $100 from your policy at any time before the insured's death; and

  o deciding how we pay proceeds under the policy; we may pay cash surrender value and the death benefit proceeds as a lump sum or under one of our payment options.

Buying your policy also exposes you to the risk that:

  o you may want to take cash value out of your policy by taking a partial surrender or a loan from your policy during the early policy years when your cash surrender value is likely to be too low to permit you to do so;

  o we do not guarantee any minimum cash surrender value;

  o if the value of your policy can no longer cover the policy's monthly charges and any loan interest due, your policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce your account value to too low an amount and/or if the investment experience of your selected subaccounts is unfavorable, then your policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your policy will terminate without value; all rights and benefits under your Policy, including your insurance coverage, will end. If your policy lapses while loans are outstanding, adverse tax consequences may result. After termination, you may reinstate your Policy within five years subject to certain conditions;

  o if your policy lapses, you may find it difficult to replace the life insurance coverage for a similar cost when you are at an older age and possibly in poorer overall health;

  o loans and partial cash surrenders may significantly affect current and future account value, cash surrender value, and death benefit proceeds;

  o we believe that a policy issued on a standard basis should satisfy applicable federal tax law requirements to qualify as a life insurance policy. There is less guidance, however, with respect to a policy issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk) and it is not clear whether such a policy will in all cases satisfy the applicable requirements. If it is subsequently determined that your policy does not satisfy the applicable requirements, we may take appropriate steps to bring your policy into compliance with such requirements and we reserve the right to modify your policy as necessary in order to do so.;

  o depending on the total amount of premiums you pay, the policy may be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full cash surrenders, as well as policy loans, will be taxable as ordinary income to the extent there is a gain in the policy. In addition, a 10% penalty tax may be imposed on the gain received from full and partial cash surrenders, and loans. You should consult a qualified tax advisor for assistance in all tax matters involving your policy. There is a further discussion of the tax consequences of your life insurance policy being treated as a modified endowment contract in the Tax Considerations section on page 46. If the policy is not treated as a MEC, full and partial surrenders (but not policy loans) will be subject to tax as ordinary income to the extent there is a gain in the policy. However, it will not be subject to the 10% penalty tax;

  o we may not have adequate claims-paying ability to the extent amounts are payable from our guaranteed account at the time the insured person dies or you surrender your policy; and

  o our general liabilities and general account investment performance may hinder our ability to pay an interest rate in excess of the guaranteed account guaranteed interest rate.

Portfolio Risks
Additional information concerning the investment objectives and policies of the portfolios, as well as risks, can be found in the current portfolio prospectuses that accompany this Prospectus. You should read the prospectuses for the portfolios carefully before making any decision about the allocation of your net premiums.

Fee Tables
The following tables describe the fees and expenses that you may pay when buying and owning the policy. If the amount of the charge depends on the personal characteristics of the insured, then the fee table lists the minimum and maximum charges we assess under the policy, and the fees and charges of an insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the policy, paying premiums, making cash withdrawals from the policy, surrendering the policy, transferring account value among the subaccounts and the guaranteed account, or taking a loan.


                      TRANSACTION FEES

                      When Charge          Guaranteed Maximum          Current Amount
Charge                is Deducted          Amount Deducted             Deducted
------                -----------          ------------------          --------------
Sales Charge          when premiums        4% of premium paid          2% for
Imposed on            are paid             during first 10             policy years
Premiums (Load)                            policy years; 2%
                                           premium paid
                                           thereafter

-------------------------------------------------------------------------------------------
Premium Taxes(1)     when premiums         2.5% of premium paid        2.0% of premium paid
                     are paid

-------------------------------------------------------------------------------------------
Sales Surrender      at time of surrender  26.0% of premiums paid      same as guaranteed
Charge (Load)(2)(3)  or lapse until end    up to sales surrender       maximum amount
                     of 10th policy year   premium shown in policy
                                           during the first five
                                           policy years)

-------------------------------------------------------------------------------------------
Minimum and Maximum  at time of surrender  $0.50 to $7.50 per $1000    same as guaranteed
Administrative       or lapse during the   of base specified amount    maximum amount
Surrender            first 10 policy       (during the first five
Charge(2)(4)         years and 10 years    policy years)
                     following an
                     increase in
                     specified amount

-------------------------------------------------------------------------------------------
Administrative       at time of surrender  $3.50 per $1000 of base     same as guaranteed
Surrender Charge     or lapse during the   specified amount (during    maximum amount
for a 36-year        first 10 policy       the first five policy
old male             years and 10 years    years)
insured (2)          following an
                     increase in
                     specified amount

-------------------------------------------------------------------------------------------
Transfer Fees        when transfers are    $15 per transfer            $10 per transfer
                     made                                              after the first
                                                                       12 per policy year

-------------------------------------------------------------------------------------------
Loan Interest        at the end of each    1.50% annually of amount    same as guaranteed
Spread (5)           policy year, or upon  in the loan account         maximum amount
                     death, policy lapse,  during the first ten
                     or surrender, if      policy years;
                     earlier               .50% percent thereafter
-------------------------------------------------------------------------------------------


(1) We do not currently assess any charge for income taxes incurred as a result of the operations of the subaccounts of the separate account. We reserve the right, however, to assess a charge for such taxes against the subaccounts if we determine that income taxes will be incurred.

(2) The surrender charge has two components: a sales surrender charge and an administrative surrender charge. The sales surrender premium on which the sales surrender charge is based varies based on issue age, gender, specified amount, and rate class applicable to the insured. Your maximum sales surrender premium is stated in your policy. The administrative surrender charge component varies based on issue age (or age at the time of an increase in specified amount) and the policy year in which the charge is imposed. The surrender charges shown may not be typical of the charges you will pay. Please see your policy for more information about the surrender charge that applies to you. You may obtain more information about your surrender charge from your agent or by contacting us at 1-800-319-6902.

(3) The sales surrender charge declines after the fifth policy year based on the policy year to zero after the 10th policy year. The minimum sales surrender premium is $0.65 per $1000 of specified amount for a female, 1-year-old, tobacco insured; the maximum sales surrender premium is $32.00 per $1000 of specified amount for a male, 75-year-old, tobacco insured.

(4) The maximum charge occurs during policy years 1 through 5 and is based on the following characteristics: for issue ages 0 to 9, $0.50 per $1000; for issue ages 10 to 19, $1.50 per $1000; for issue ages 20 to 29, $2.50 per $1000; for issue ages 30 to 39, $3.50 per $1000; for issue ages 40 to 49, $4.50 per $1000; for issue ages 50 to 59, $5.50 per $1000; for issue ages 60 to 69, $6.50 per $1000; and for issue ages 70 and higher, $7.50 per $1000. The rates apply during the first five policy years and then decline monthly to zero at the end of the 10th policy year.

(5) The loan interest spread is the difference between the amount of interest we charge you for a loan (currently 4.50%, during the first ten policy years and 3.50% thereafter compounded annually) and the amount of interest we credit to the amount in your loan account (currently 3.00%, guaranteed to be 1.5% lower than the actual charged interest rate during the first ten policy years, and .50% lower than the actual charged interest rate thereafter).

This table describes the fees and expenses that you will pay periodically during the time that you own your policy, not including portfolio fees and expenses.

     PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

                      When Charge          Guaranteed Maximum          Current Amount
Charge                is Deducted          Amount Deducted             Deducted
------                -----------          ------------------          --------------
Minimum and Maximum  On the policy date,   $.06 per $1000 of risk      $.06 per $1000 of
Charges for Cost of  and each monthly      amount to $83.33 per        risk amount to
Insurance (6)(7)     date thereafter       $1000 of risk amount        $35.91 per $1000
                                                                       of risk amount

-------------------------------------------------------------------------------------------
Cost of Insurance    On the policy date,   $.15 per $1000 in           $.13 per $1000 of
for the following    and each monthly      risk amount                 risk amount
insured: (6)         date thereafter

male, 36-year-old
standard non-
tobacco, $300,000
specified amount,
Death Benefit
Option A, first
year of policy

-------------------------------------------------------------------------------------------
Monthly              On the policy date    $25.00 during the           $7.00 for policies
Administrative       and each monthly      first policy year;          with specified
Charge               date thereafter       $10.00 thereafter           amount of less than
                                                                       $250,000; $5.00 for
                                                                       policies with
                                                                       specified amount
                                                                       $250,000 and over

-------------------------------------------------------------------------------------------
Mortality and        On the policy date    .75% of account value       same as guaranteed
Expense Risk Fees    and each day          on an annual basis in the
                     thereafter            separate account first 10
                                           policy years; .25% of
                                           account value on an annual
                                           basis in the separate
                                           account thereafter

-------------------------------------------------------------------------------------------

(6) The cost of insurance rate varies based on the insured's issue age (or age at increase of specified amount), gender, rate class, specified amount and policy year. The cost of insurance charge is calculated based on the risk amount. The current cost of insurance charges may be less than those shown above. Generally, current cost of insurance charges are lower for policies with a specified amount of more than $250,000. If you elect either or both the Accounting Benefit Rider ("ABR") ("Term Insurance Rider" in Massachusetts and New York) and the Supplemental Coverage Rider ("SCR") to supplement your insurance coverage under the policy, your cost of insurance charge will be affected. (See the rider charges table below, where the rates for cost of insurance of each rider is disclosed, and also "Use of Accounting Benefit Rider and Supplemental Coverage Rider," page
40. ). During the early years of the policy, the ABR will provide lower current cost of insurance rates than available under the base policy. The SCR will provide lower current cost of insurance rates in all policy years. Use of the riders can lower the cost of insurance charge you would otherwise pay for a given amount of insurance coverage. If you elect to use the ABR, there is a specified amount charge per thousand of ABR specified amount that varies by gender, rate class, issue age, policy year and death benefit option. There are no monthly charges for the SCR, other than a cost of insurance charge. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the cost of insurance that applies to you. You may obtain more information about your cost of insurance charge from your agent or by contacting us at 1-800-319-6902.

(7) The minimum charge is based on an insured with the following characteristics: issue age 10, female, non-tobacco; the maximum charge is based on an insured with the following characteristics:
 attained age 99, male, tobacco.


Optional Rider Charges         When Charge is Deducted          Guaranteed Maximum
                                                                Amount Deducted
Minimum and Maximum Term       On the rider issue date and      $.06 to $83.33 per
Rider for Other Insured        each monthly date thereafter     $1000 of rider
Persons(7)(8)                                                   coverage

----------------------------------------------------------------------------------
Term Rider for Other           On the rider issue dateand       $.13 per $1000 of
Insured Persons charges        each monthly date thereafter     rider coverage
for the following
insured:(8)
an "other insured person"
who is female, age 36,
standard non tobacco,
$300,000 specified amount
of rider coverage

----------------------------------------------------------------------------------
Accounting Benefit             On the policy issue date and
Rider ("Term Insurance         each monthly date thereafter
Rider" in Massachusetts
and New York)(9)

?o Minimum and Maximum Cost                                      $.06 to $83.33 per
  of Insurance Charge (7)                                       $1000 of ABR risk
                                                                amount
?o Minimum and Maximum                                           $0.00 to $1.54 per
  Specified Amount Charge(10)                                   $1000 of ABR
                                                                specified amount

----------------------------------------------------------------------------------
Accounting Benefit Rider       On the policy issue date and
("Term Insurance Rider         each monthly date thereafter
in Massachusetts and New
York) charges for the
following insured:(9)

a male,  36-year old
standard non-tobacco

?o Cost of Insurance Charge                                      $.15 per $1000 of
                                                                ABR risk amount
?o Specified Amount Charge                                       $.07 per $1000 of
                                                                ABR specified
                                                                amount

----------------------------------------------------------------------------------
Minimum and Maximum            On the rider issue date and      $.06 to $.19 per
Charges for Guaranteed         each monthly date thereafter     $1000 of rider
Insurability Option                                             coverage
Rider(11)

----------------------------------------------------------------------------------
Guaranteed Insurability        On the rider issue date and      $.19 per $1000 of
Option Rider charges for the   each monthly date thereafter     rider coverage
following insured:(11)

a male, 36 year old

----------------------------------------------------------------------------------
Minimum and Maximum Cost of    On the rider issue date and      $.06 to $83.33 per
Insurance Charge for           each monthly date thereafter     $1000 of SCR risk
Supplemental Coverage Rider                                     amount
(7)(13)

----------------------------------------------------------------------------------
Cost of Insurance Charge for   On the rider issue date and      $.16 per $1000 of
Supplemental Coverage Rider    each monthly date thereafter     SCR risk amount
for the following insured:(13)

a male, 36 year old standard
non-tobacco, $300,000
specified amount, Death
Benefit Option A

----------------------------------------------------------------------------------
Minimum and Maximum Charges    On the rider issue date and      $.02 per $1000 to
for Accidental Death           each monthly date thereafter     $.13 per $1000 of
Benefit Rider(14)(15)                                           rider coverage

----------------------------------------------------------------------------------
Accidental Death Benefit       On the rider issue date and      $.07 per $1000 of
Rider charges for the          each monthly date thereafter     rider coverage
following insured:(14)

a male, 36 year old

----------------------------------------------------------------------------------
Minimum and Maximum Charges    On the rider issue date and      $1.64 to $17.28
for Total Disability Benefit   each monthly date thereafter     per $100 of
Rider--Waiver of Monthly                                        monthly deduction
Deduction (16)(17)                                              waived

----------------------------------------------------------------------------------

Total Disability Benefit       On the rider issue date and      $2.34 per $100 of
Rider--Waiver of Monthly       each monthly date thereafter     monthly deduction
Deduction for the following                                     waived
insured:(16)

a male, 36 year old standard
non-tobacco

----------------------------------------------------------------------------------
Minimum and Maximum Charges    On the rider issue date and      $.84 to $8.64 per
for Total Disability Benefit   each monthly date thereafter     $100 of monthly
Rider--Policy Continuation                                      benefit
to Maturity Date Not
Guaranteed(17)(18)

----------------------------------------------------------------------------------
Total Disability Benefit       On the rider issue date and      $1.17 per $100 of
Rider--Policy Continuation     each monthly date thereafter     monthly benefit
to Maturity Date Not
Guaranteed for the
following insured:(18)

a male, 36 year old standard
non-tobacco

----------------------------------------------------------------------------------
Children's Insurance Rider     On the issue date and each       $.48 per $1000 of
                                monthly date thereafter         rider coverage

----------------------------------------------------------------------------------
Enhanced Death Benefit                                          No charge for
Option                                                          electing the
                                                                enhanced death
                                                                benefit, but your
                                                                cost of insurance
                                                                may increase if
                                                                you elect it

----------------------------------------------------------------------------------
No Lapse Rider                                                  No charge

----------------------------------------------------------------------------------
Insurance Exchange Rider(19)                                    No charge

----------------------------------------------------------------------------------
Accelerated Benefit Rider                                       No charge for the
                                                                rider; a 0.5%
                                                                administrative fee
                                                                on the amount
                                                                advanced(20)

----------------------------------------------------------------------------------
Scheduled Increase Option                                       No charge
Rider for the Insured

----------------------------------------------------------------------------------


(8) The term rider for other insured persons varies based on the insured's issue age (or age at increase of specified amount), gender, rate class, risk amount, and duration. The term rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the term rider for other insured persons charge that applies to you. You may obtain more information about your term rider charge from your agent or by contacting us at 1-800-319-6902.

(9) The cost of insurance component of the accounting benefit rider ("Term Insurance Rider" in Massachusetts and New York) varies based on the insured's issue age (or age at increase of ABR specified amount), gender, rate class, risk amount and duration. The specified amount cost component of the accounting benefit rider varies based on the insured's issue age (or age at increase of specified amount), gender, rate class, specified amount allocated to the accounting benefit rider, and duration. The accounting benefit rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the accounting benefit rider for other insured persons charge that applies to you. You may obtain more information about your accounting benefit rider charge from your agent or by contacting us at 1-800-319-6902.

(10) The minimum ABR specified amount charge is based on an insured with the following characteristics: issue age 0, male, tobacco; the maximum charge is based on an insured with the following characteristics: issue age 75, male, tobacco.

(11) The guaranteed insurability option rider varies based on the insured's issue age. The guaranteed insurability option rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the guaranteed insurability option rider charge that applies to you. You may obtain more information about your guaranteed insurability option rider charge from your agent or by contacting us at 1-800-319-6902.

(12) The minimum charge is based on an insured with the following characteristics: issue age 0; the maximum charge is based on an insured with the following characteristics: issue age 37.

(13) The cost of insurance charge for the Supplemental Coverage rider varies based on the insured's issue age (or age at increase of specified amount), gender, rate class, SCR risk amount and duration. The SCR cost of insurance charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the SCR cost of insurance that applies to you. You may obtain more information about your SCR cost of insurance charge from your agent or by contacting us at 1-800-319-6902.

(14) The accidental death benefit rider varies based on insured's issue age, gender, and duration. The accidental death benefit rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the accidental death rider charge that applies to you. You may obtain more information about your term rider charge from your agent or by contacting us at 1-800-319-6902.

(15) The minimum charge is based on an insured with the following characteristics: issue age 2, female; the maximum charge is based on an insured with the following characteristics: issue age 69, male.

(16) The total disability benefit rider - waiver of monthly deduction rider varies based on the amount of your policy's monthly deduction. The total disability benefit rider - waiver of monthly deduction charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the total disability benefit rider - waiver of monthly characteristics charge that applies to your Policy. You may obtain more information about your total disability benefit rider -waiver of monthly deduction charge from your agent or by contacting us at 1-800-319-6902.

(17) The minimum charge is based on an insured with the following characteristics: issue age 0, male, tobacco; the maximum charge is based on an insured with the following characteristics: issue age 59, male, tobacco.

(18) The total disability benefit rider - policy continuation to maturity date not guaranteed rider varies based on the monthly disability benefit you select at the time you add the rider to your policy. The total disability benefit rider - policy continuation to maturity date not guaranteed rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the total disability benefit rider - policy continuation to maturity date not guaranteed charge that applies to you. You may obtain more information about your total disability benefit rider - policy continuation to maturity date not guaranteed rider charge from your agent or by contacting us at 1-800-319-6902.

(19) While there is no charge to add this rider, an insurance exchange could result in a cost or credit to the owner, depending both on whether the substitute insured has higher or lower costs of insurance, due to age, gender, and rate class, than the original insured, and on which policy type the owner selects.

(20) While there is no charge to add this rider, if you request an accelerated benefit, the advance and any premiums we pay on your behalf after you get the advance will be subject to loan interest. We do not currently charge the 0.5% administrative fee.

*                  *                  *

This table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own your policy. The fees and expenses are for the fiscal year ended December 31, 2004. Expenses of the portfolios may be higher in the future. More detail about each portfolio's fees and expenses is contained in the portfolio's prospectus.

          ANNUAL PORTFOLIO OPERATING EXPENSES

                                    Lowest    Highest
Total Annual Operating Expenses*    0.48%      1.35%

*Expenses that are deducted from portfolio company assets including management fees, distribution and/or service 12b-1 fees and other expenses

The portfolio expenses used to prepare this table were provided to Union Central by the funds. Union Central has not independently verified such information.

For information concerning compensation paid for the sale of the Policies, see "Distribution of the Policies" on page 50.

     GENERAL INFORMATION ABOUT UNION CENTRAL,
     THE SEPARATE ACCOUNT AND THE PORTFOLIOS


The Union Central Life Insurance Company
Union Central issues the policies. We are a mutual life insurance company organized under the laws of the State of Ohio in 1867. We primarily sell life and disability insurance and annuities and we are currently licensed to do business in all states and the District of Columbia. On or about January 28, 2005, the boards of directors of Union Central and The Ameritas Acacia Companies of Lincoln, Nebraska voted to combine at the mutual holding company level. This transaction is subject to appropriate regulatory approval and the approval of the members and policyholders of both insurance companies.

Carillon Life Account
We established Carillon Life Account (the "separate account") as a separate investment account under Ohio law on July 10, 1995. It supports your policy and may be used to support other variable life insurance policies, and for other purposes permitted by law.

We own the assets in the separate account. The separate account is divided into subaccounts which invest in shares of the portfolios. Income, gains and losses of the separate account reflect the separate account's investment experience and not the investment experience of our other assets. The assets of the separate account may not be charged with liabilities of Union Central other than those arising from the variable life policies.
 We are obligated to pay all benefits provided under your policy.

The Portfolios
Subaccounts of the separate account currently invest in thirty-one designated portfolios of ten series-type mutual funds, as shown in the chart below.

The investment experience of each subaccount of the separate account depends on the investment performance of its corresponding portfolio. Each portfolio is registered with the SEC under the Investment Company Act of 1940 Act (the"1940 Act") as a series of an open-end diversified investment company. The SEC does not, however, supervise the management or the investment practices and policies of the portfolios. The assets of each portfolio are separate from assets of the others, and each portfolio has different investment objectives and policies. As a result, each portfolio operates as a separate investment fund and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. The investment objective of each portfolio is set forth in the portfolio prospectus.

         CARILLON LIFE ACCOUNT PORTFOLIOS


PORTFOLIOS                       FUND TYPE               INVESTMENT ADVISER

AIM V.I. Balanced Fund,          balanced (equities      A I M Advisors, Inc.
Series I Shares                   and bonds)
(On July 1, 2005, AIM V.I.
Balanced Fund will change its
name to AIM V.I. Basic
Balanced Fund

AIM V.I. Basic Value Fund,       large cap growth        A I M Advisors, Inc.
Series I Shares

AIM V.I. Capital                 large cap growth        A I M Advisors, Inc.
Appreciation Fund, Series I

Alger American Leveraged         multi-cap growth        Fred Alger Management, Inc.
AllCap Portfolio, Class O

Alger American MidCap            midcap growth           Fred Alger Management, Inc.
Growth Portfolio, Class O

American Century Investments     large cap value         American Century Investment
VP Income & Growth Fund                                  Management, Inc.

American Century Investments     international           American Century Investment
VP International Fund            (large cap growth)      Management, Inc.

American Century Investments     multi-cap value         American Century
VP Value Fund                                            Investment Management, Inc.

FTVIPT Templeton Foreign         international           Templeton Investment Counsel, LLC
Securities Fund, Class 2         (large cap value)

FTVIPT Templeton Growth          global (large cap       Templeton Global Advisors
Securities Fund, Class 2         value)                  Limited

MFS VIT High Income Series       high yield              Massachusetts Financial
                                 (junk) bonds            Services Company

MFS VIT New Discovery Series     small cap growth        Massachusetts Financial
                                                         Services Company

MFS VIT Total Return Series      balanced                Massachusetts Financial
                                 (equities and bonds)    Services Company

Oppenheimer Capital              large cap growth        OppenheimerFunds, Inc.
Appreciation Fund/VA
(Non-service Shares)

Oppenheimer Global               global                  OppenheimerFunds, Inc.
Securities Fund/VA               (large cap growth)
(Non-service Shares)

Oppenheimer Main                 large cap core          OppenheimerFunds, Inc.
Street Fund/VA
(Non-service Shares)

Scudder VS I Capital Growth      large cap growth        Deutsche Investment
Portfolio (Class A)                                      Management Americas Inc.

Scudder VS I                     money market            Deutsche Investment
Money Market Portfolio                                   Management Americas Inc.

Seligman Communications and      sector concentration:   J. & W. Seligman & Co.
Information Portfolio            communications,         Incorporated
(Class 2)                        information and
                                 related industries
                                 (mid cap growth)

Seligman Smaller-Cap Value       small cap value         J. & W. Seligman & Co.
Portfolio (Class 2)                                      Incorporated

Summit Pinnacle Balanced         balanced                Summit Investment Partners, Inc.
Index Portfolio                  (equities and bonds)

Summit Pinnacle Bond Portfolio   bond                    Summit Investment Partners, Inc.

Summit Pinnacle EAFE             index: MSCI EAFE        Summit Investment Partners, Inc.
International Index Portfolio    (international)

Summit Pinnacle Lehman           index: Lehman           Summit Investment Partners, Inc.
Aggregate Bond                   Aggregate Bond (bond)
Index Portfolio

Summit Pinnacle Nasdaq-100       index: Nasdaq-100       Summit Investment Partners, Inc.
Index Portfolio                  (large cap growth)

Summit Pinnacle Russell 2000     index: Russell 2000     Summit Investment Partners, Inc.
Small Cap Index Portfolio        (small cap core)

Summit Pinnacle S&P              index: S&P MidCap       Summit Investment Partners, Inc.
MidCap 400 Index Portfolio       400 Index
                                 (mid cap core)

Summit Pinnacle S&P 500          index: S&P 500          Summit Investment Partners, Inc.
Index Portfolio                   (large cap core)

Summit Pinnacle                  large cap value         Summit Investment Partners, Inc.
Zenith Portfolio

The Universal Institutional      bond                    Morgan Stanley
Funds, Inc. Core Plus                                    Investment Management Inc.
Fixed Income Portfolio,                                  (doing business in this
Class I                                                  instance as Van Kampen)

The Universal Institutional      sector                  Morgan Stanley
Funds, Inc. U.S. Real            concentration: REIT     Investment Management Inc.
Estate Portfolio,                                        (doing business in this
Class I                                                  instance as Van Kampen)



THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE STATED OBJECTIVES. In addition, you should know that during extended periods of low interest rates, the yields of the Scudder VS I Money Market Portfolio may also become extremely low and possibly negative.

DISTINCTIONS BETWEEN THE PORTFOLIOS AND OTHER FUNDS FROM THE SAME INVESTMENT ADVISER. The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other funds with similar names that may be managed by the same investment adviser. These other funds may be sold to the public and may have their performance results reported in the financial press. The investment results of the portfolios, however, are not likely to be reported in the financial press because they are used exclusively for the investment of money from variable insurance products like your policy. The portfolios may have higher or lower investment results than the other publicly-reported funds. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser.

Addition, Deletion or Substitution of Investments. We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the separate account or that the separate account may purchase. If the shares of a portfolio are no longer available for investment or if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account, we may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management company or unit investment trust without owner consent. The substituted portfolio may have different investment objectives, fees and expenses. Substitution may be made with respect to existing investments or the investment of future premium payments, or both. We will not substitute any shares attributable to your policy's interest in the separate account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. We may close subaccounts to allocations of premium payments or account value, or both, at any time, in our sole discretion.

We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in shares corresponding to a new portfolio or in shares of another investment company having a specific investment objective.
Subject to applicable law and any required SEC approval, we may in our sole discretion establish new subaccounts or eliminate one or more subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new subaccount may be made available to existing policy owners on a basis we will determine.

If any of these substitutions or changes are made, we may by appropriate endorsement change the policy to reflect the substitution or other change. If we deem it to be in the policy owners' best interests, and subject to any approvals that may be required under applicable law, the separate account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Union Central separate accounts. We reserve the right to make any changes to the separate account required by the 1940 Act or other applicable law or regulation.

Please note that all of the portfolios described in the portfolio prospectuses may not be available under your policy. Moreover, we cannot guarantee that each portfolio will always be available for your policy, but in the unlikely event that a fund is not available, we will take reasonable steps to secure the availability of a comparable portfolio. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge.

Voting Shares in the Portfolios. Because we are the legal owner of shares held by the subaccounts, we have the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, we will vote shares held in the subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions received from policy owners with account value in the portfolios (this is sometimes called "pass through voting"). Should the applicable federal securities laws, regulations or interpretations thereof change, we may be permitted to vote shares of the portfolios in our own right, and if so, we may elect to do so.

To obtain your voting instructions, before a meeting we will send you voting instruction material, a voting instruction form and any other related material. We determine the number of shares in each subaccount for which you may give voting instructions by dividing the portion of your account value in the portfolio by the net asset value of one share of the applicable portfolio. Fractional votes will be counted. The number of votes for which you may give instructions will be determined as of the date established by the manager of the portfolio for determining shareholders eligible to vote at the relevant meeting of the portfolio. If we don't receive timely instructions for shares held by a subaccount, we will vote them in the same proportion as those shares for which we did receive instructions.

We may, if required by state insurance officials, disregard your voting instructions if they would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment advisory agreement or investment adviser of one or more of the portfolios, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard your voting instructions, you will be advised of that action and of the reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                 GUARANTEED ACCOUNT


BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GUARANTEED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 NOR HAS THE GUARANTEED ACCOUNT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, NEITHER THE GUARANTEED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OF THESE ACTS AND, AS A RESULT, THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE GUARANTEED ACCOUNT. THE DISCLOSURE REGARDING THE GUARANTEED ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

You may allocate some or all of your net premiums and transfer some or all of the variable account to the guaranteed account, which is part of our general account and pays interest at declared rates (subject to a minimum interest rate we guarantee to be at least 3%). The principal, after deductions, is also guaranteed. Our general account assets support our insurance and annuity obligations.

The portion of the account value allocated to the guaranteed account will be credited with interest, as described below. Since the guaranteed account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates
We guarantee that the guaranteed account will accumulate at a minimum effective annual interest rate of 3%. We may credit the guaranteed account with current rates in excess of the minimum guarantee, but we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations to and from the guaranteed account will be credited with different current interest rates, based upon the date amounts are allocated into the guaranteed account. We may change the interest rate credited to new deposits at any time. Any interest credited on the amounts in the guaranteed account in excess of the minimum guaranteed rate will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed rate.

Amounts deducted from the guaranteed account for the monthly deduction, partial cash surrenders, transfers to the subaccounts, or charges are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3% per year.

Calculation of Guaranteed Account Value
The guaranteed account at any time is equal to net premiums allocated or account value transferred to it, plus interest credited to it, minus amounts deducted, transferred, or surrendered from it.

Transfers from the Guaranteed Account
You may not transfer more than 20% of your guaranteed account value, as calculated on the annual date immediately preceding the date of the transfer, from the guaranteed account to the subaccounts, unless the balance after the transfer is less than $25, in which case we will transfer the entire amount.

Payment Deferral from the Guaranteed Account
We reserve the right to defer payment of any partial cash surrender, full surrender, or transfer from the guaranteed account for up to six months from the date of receipt of the notice for the partial or full surrender or transfer. Where required by state law, we will pay interest during the deferral period. However, we will not defer payment of any amounts designated to pay premiums on other policies in force with us.

               CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under your policy. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits under your policy. For example, the sales charge and sales surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and proceeds from other charges, including the cost of insurance charge and the mortality and expense risk charge, may be used in part to cover such expenses. We may profit from policy charges.

Premium Expense Charge
We deduct a sales charge equal to 2% of premiums paid from each premium payment. We reserve the right to increase the sales charge up to an amount equal to 4% of premiums paid during the first ten policy years; the charge is guaranteed to be no more than 2% thereafter. We use this sales charge to partially reimburse us for some of the expenses incurred in the distribution of the policies.

We also deduct a 2% charge for state and local premium taxes and expenses from each premium payment. We reserve the right to increase the premium tax charge to 2.50% per year. The state and local premium tax charge reimburses us for premium taxes we pay to various states and related administrative costs. The premium tax rates we pay range from 0.75% to 3.50%. The state in which your policy is issued may impose no premium tax, or a premium tax higher or lower than the charge deducted under the policies.

If you make premium payments, either planned or unscheduled, equal to or greater than one million dollars during the first policy year, your policy may qualify for reduced premium expense charges in the year in which the premium is paid. If during the first policy year, you actually make less than one million dollars in premium payments, or you make withdrawals or surrenders from the policy to the extent that less than one million dollars of premium remains in the policy on its first policy anniversary, we reserve the right to increase the first year's premium expense charges to the standard premium expense charge on all premium received during the first policy year, as though those standard charges were made at the time the premium payments were made. This chargeback will not occur if the reduction below one million dollars at the first policy anniversary is due to unfavorable investment performance. Before you deposit premium payments into your policy in order to qualify for the reduced premium expense charges, please consider the tax treatment of heavily-funded life insurance policies, which is explained at "Tax Considerations", page 46.

Monthly Deduction
On each monthly anniversary of your policy date, we will deduct from your account value the monthly deductions due, commencing as of the policy date. The monthly deduction consists of:

  (1) cost of insurance charges ("cost of insurance charge"),

  (2) the monthly administrative charge (the "administrative charge"), and

  (3) any charges for supplemental and/or rider benefits
      ("supplemental and/or rider benefit charges"), as described below.

We deduct the monthly deduction on a pro rata basis from the variable account and from the guaranteed account, based on the percentages of your account value in each investment option, unless you choose to have the monthly deduction taken only from certain subaccounts by using the Monthly Deduction Endorsement.

The Monthly Deduction Endorsement provides you the option of choosing from which investment options the monthly deductions will be taken. If the investment options you choose do not have sufficient funds, the monthly deduction is made pro rata. You can add this endorsement at any time at no cost, and you can change which investment options receive the deductions upon written notice to us.

Cost of Insurance Charge.
This charge compensates us for the expense of providing insurance coverage. The charge depends on a number of variables and varies from policy to policy and from monthly date to monthly date. For any policy, we calculate the cost of insurance on a monthly date by multiplying the current cost of insurance rate for the insured by the risk amount under the policy for that monthly date.

Risk amount = (death benefit / (1 + the monthly guaranteed interest rate applicable to the guaranteed account) ) - account value

As shown in the equation above, the risk amount for a monthly date is the difference between the death benefit (see page 38) for a policy (as adjusted to take into account assumed monthly earnings at an annual rate equal to the guaranteed interest rate for the guaranteed account) and the account value, as calculated on that monthly date less any monthly deduction due on that date (except the cost of insurance). The portion of your account value you allocate to a variable investment option will have an effect on the risk amount, reducing it when the underlying investments are performing well and increasing it when the underlying investments are performing poorly. You may elect either or both the Accounting Benefit Rider ("Term Insurance Rider" in Massachusetts and New York) ("ABR") and the Supplemental Coverage Rider to supplement your insurance coverage under the policy. Election of either or both riders will affect the monthly cost of insurance charge under the policy. (See the expense table on page 9 and "Use of Accounting Benefit Rider and Supplemental Coverage Rider," page 40.) If you allocate a portion of your specified amount to the riders, as is shown in the illustrations starting on page 52, during the early years of the policy, the Accounting Benefits Rider will provide lower current cost of insurance rates than available under the base policy. This is primarily because surrender charges are not attributable to the ABR portion of your specified amount. The Supplemental Coverage Rider will provide lower current cost of insurance rates in all policy years because these charges are designed to provide term insurance coverage for any gap between your total death benefit and the combined amount of your base death benefit and your ABR death benefit. Use of the riders can lower the cost of insurance charge you would otherwise pay for a given amount of insurance coverage. Whether or not you allocate a portion of your specified amount to either or both riders, your death benefit is based on the total specified amount you choose.

The current cost of insurance rate for a policy is based on the age at issue, gender and rate class of the insured and on the policy year, and therefore varies from time to time. Generally, cost of insurance charges are lower over time for a person who buys a policy at a younger age than for someone who buys a policy at an older age. Also, generally, cost of insurance charges go up over the life of the policy. Different current cost of insurance rates apply to policies with a face amount under $250,000 than to policies with a face amount of $250,000 or more and, in general, policies with a face amount of $250,000 or more may have lower current cost of insurance rates. We currently place insureds in the following rate classes, based on underwriting: Juvenile (0-
17), Standard Tobacco (ages 18-75), Standard Nontobacco (ages 18-75), Preferred Nontobacco (ages 18-70), or Preferred Plus (ages 18-70). The Preferred Nontobacco and Preferred Plus rate classes are only available under policies with initial face amounts of $100,000 or more. We also may place an insured in a substandard rate class, which involves a higher mortality risk than the standard tobacco or standard nontobacco classes. If you are placed in a substandard rate class, your cost of insurance charges may be based on substandard table ratings or they may include flat charges calculated as dollars per thousand of specified amount, and these extra charges may be temporary or may be permanent.

Cost of insurance rates (whether guaranteed or current) for an insured in a standard nontobacco class are equal to or lower than guaranteed rates for an insured of the same age and gender in a standard tobacco class. Cost of insurance rates (whether guaranteed or current) for an insured in a standard nontobacco or tobacco class are generally lower than guaranteed rates for an insured of the same age and gender and tobacco status in a substandard class.

     Legal Considerations Relating to Gender-Distinct
     Premium Payments and Benefits. Mortality tables for the policies generally distinguish between males and females. Thus, premium payments and benefits under policies covering males and females of the same age will generally differ.
     We do, however, also offer policies based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a policy should consult with their legal advisers to determine whether purchase of a policy based on gender-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer policies with unisex mortality tables to such prospective purchasers.

We guarantee that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in your policy. The guaranteed rates for standard classes are based on the 1980 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Tobacco or Nontobacco Mortality Rates ("1980 CSO Tables"). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables.

Our current cost of insurance rates may be less than the guaranteed rates that are set forth in the policy. Current cost of insurance rates will be determined based on our expectations as to future mortality, investment earnings, expenses, taxes, and persistency experience. These rates may change from time to time.

Costs Associated with Changes in Specified Amount. If you request an increase in coverage, we will determine a cost of insurance rate for the increase based on the age of the insured at the time of the increase. The following rules will apply for purposes of determining the risk amount for each rate.

We place the insured in a rate class when the policy is issued, based on our underwriting of the application. This original rate class applies to the initial specified amount. When you request an increase in specified amount, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower cost of insurance rates than the original rate class, then the rate class for the increase will also be applied to the initial specified amount (an example of this would be if the insured has stopped smoking since the original policy was issued and now qualifies for non-tobacco rates). If the rate class for the increase has higher cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in face amount, and the original rate class will continue to apply to the initial specified amount.

We do not conduct underwriting for an increase in specified amount if the increase is requested by exercising an option to increase the specified amount automatically, without underwriting. See "Supplemental and/or Rider Benefits," page 30, for the description of the Guaranteed Insurability Rider and the Scheduled Increase Option Rider. In such case, the insured's rate class for an increase will be the class in effect when the rider was issued.

If there is a decrease in specified amount after an increase, a decrease is applied first to decrease any prior increases in specified amount, starting with the most recent increase and then each prior increase.

Monthly Administrative Charge.
We deduct a monthly administrative charge from the account value on each monthly date. The administrative charge is currently $7 per month for policies with a specified amount of less than $250,000 and $5 per month for policies with a specified amount of $250,000 and higher. We reserve the right to increase the administrative charge during the first policy year up to $25 per month, and after the first policy year up to $10 per month. The administrative charge is guaranteed not to exceed $25 per month during the first policy year and $10 per month thereafter.

We use the monthly administrative charge to reimburse us for expenses incurred in administering policies and the separate account. Such expenses include but are not limited to: confirmations, annual reports and account statements, maintenance of policy records, maintenance of separate account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for owner servicing and accounting, valuation, regulatory and updating requirements.

Should the guaranteed charges prove to be insufficient, we will not increase the charges above such guaranteed levels.

Supplemental and/or Rider Benefit Charges.
The cost of additional benefits provided by riders is part of the monthly deduction and is charged to your account value on the monthly date. If you are terminally ill and exercise the Accelerated Benefits Rider, you will incur costs similar to a policy loan. See "Supplemental and/or Rider Benefits," page 30, for a description of the riders available on your policy and the chart on page 9 for a list of maximum and minimum charges associated with each. See also page 40, "Use of Accounting Benefit Rider and Supplemental Coverage Rider" regarding the charges associated with the Accounting Benefit Rider.

Daily Mortality and Expense Risk Charge
We deduct a daily charge from assets in the separate account attributable to the policies. This charge is not taken from guaranteed account assets attributable to the policies. During the first ten policy years, the charge is 0.75% of assets on an annual basis. Thereafter, the charge is 0.25% of assets on an annual basis. We guarantee that these rates will not increase for the duration of your policy. The mortality risk we assume is that the insureds on the policies may die sooner than anticipated and we will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering the policies and the separate account will exceed the amounts realized from the administrative charges assessed against the policies.

Transfer Charge
We currently assess a transfer charge of $10 for each transfer made during a policy year after the first twelve transfers. We reserve the right to decrease or eliminate the number of free transfers; in addition the transfer charge may be increased, but is guaranteed not to exceed $15 per transfer. We will deduct the transfer charge from the remaining account value in the subaccounts or the guaranteed account from which the transfer is being made on a pro rata basis. We do not expect a profit from this charge.

Surrender Charge
If a policy is completely surrendered or lapses, we may deduct a surrender charge from the account value. The surrender charge includes a sales surrender charge and an administrative surrender charge. You will find the maximum surrender charge in your policy. There is no additional sales surrender charge applicable to increases in specified amount. However, if the policy is completely surrendered following an increase in base specified amount, an additional administrative surrender charge may apply, as described below.

Any surrender charge deducted upon lapse is credited back to the policy's account value upon reinstatement. The surrender charge on the date of reinstatement will be the same as it was on the date of lapse. For purposes of determining the surrender charge on any date after reinstatement, the period the policy was lapsed will not count.

Sales Surrender Charge.
We deduct a sales surrender charge if you surrender your policy or it lapses during the first ten policy years following the policy date. The maximum sales surrender charge is 26% of the premiums paid up to a sales surrender premium shown in your policy. The maximum amount shown in your policy is based on the age at issue, gender, specified amount, death benefit option, and rate class applicable to the insured. Increases in your policy's specified amount will not affect the amount of the sales surrender premium, or the amount of the maximum sales surrender charge. Decreases in your policy's specified amount may reduce the sales surrender premium if the decrease is effective prior to the payment of cumulative premiums in an amount equal to the initial sales surrender premium shown in the policy. We will notify you of any reduction in the sales surrender premium, and the amount of the maximum sales surrender charge, at the time of any decrease in specified amount that causes such reductions.

The greatest sales surrender charge applicable to a portion of account value is paid if you lapse or surrender in policy years one through five. The maximum sales surrender charge in these years equals 26% of actual premiums paid up to the sales surrender premium shown in the policy. After the fifth policy year, the maximum sales surrender charge percentage declines on a monthly basis in level increments until it reaches 0% at the beginning of the eleventh policy year, as shown in the following table.



                  END OF            SALES SURRENDER
               POLICY YEAR         CHARGE PERCENTAGE
                   1-5                   26.0%
                    6                    23.4%
                    7                    20.8%
                    8                    18.2%
                    9                    15.6%
                   10                    13.0%
                   11                      0%

We use the sales surrender charge to reimburse us for some of the expenses incurred in the distribution of the policies. The sales surrender charge may be insufficient to recover distribution expenses related to the sale of the policies. See "Daily
Mortality and Expense Risk Charge," page 21, and "Cost of
Insurance Charge," page 19.

Administrative Surrender Charge.
We deduct an administrative surrender charge if you surrender your policy or it lapses during the first ten policy years following the policy date or any increase in base specified amount (see "Surrender Charge" above). The administrative surrender charge is equal to an amount per $1000 of base specified amount, and depends upon the age of the insured at the time that the base specified amount to which it applies was issued, and the policy year in which the charge is imposed. For issue ages 0 to 9, the amount per $1000 is $0.50 during policy years 1 through 5; for issue ages 10 to 19, $1.50 per $1000; for issue ages 20 to 29, $2.50 per
$1000; for issue ages 30 to 39, $3.50 per $1000; for issue ages 40 to 49, $4.50 per $1000; for issue ages 50 to 59, $5.50 per $1000;
for issue ages 60 to 69, $6.50 per $1000; and for issue ages 70 and higher, $7.50 per $1000. The charge declines monthly after the end of the fifth policy year to zero at the beginning of policy year eleven. The decline equals ten percent of the fifth year charge in each subsequent year, so the sixth year charge is 90% of the fifth year charge, the seventh year charge is 80% of the fifth year charge, and so forth. You will find the applicable administrative surrender charge rates, which increase with issue age, set forth in your policy.

If you increase the base specified amount, the increase is subject to a new administrative surrender charge. We impose this charge if you surrender your policy or it lapses within ten policy years from the effective date of the increase, in addition to any sales surrender charge or administrative surrender charge that may apply if you surrender your policy or it lapses within ten policy years after the policy date.

We use the administrative surrender charge to cover part of the administrative costs of processing surrenders, lapses, and increases and reductions in base specified amount, as well as legal, actuarial, systems, mailing, and other overhead costs connected with our variable life insurance operations.

Fund Expenses
The value of the net assets of each subaccount reflects the management fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. The investment advisers earn management fees for the services they provide in managing the portfolios. See the prospectuses for the portfolios and the fee table, which shows the highest and lowest expense ratio among the available portfolios, on page 13.

Income Tax Charge
We do not currently assess any charge for income taxes incurred as a result of the operations of the subaccounts of the separate account. We reserve the right, however, to assess a charge for such taxes against the subaccounts if we determine that income taxes will be incurred.

Special Arrangements
Where permitted by state regulation, we may reduce or waive the sales charge component of the premium expense charge; the monthly administrative charge; and/or the surrender charge, under policies purchased by (i) our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents; (ii) directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Carillon Investments, Inc. relating to the policies, or their spouses or dependents; or (iii) directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents. In addition, in the future, we may reduce or waive the sales charge component of the premium expense charge, and/or the surrender charge if a policy is purchased by the owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis. Reductions or waivers of the sales charge component of the premium expense charge, the monthly administrative charge, and the surrender charge reflect the reduced sales and administrative effort associated with policies sold to the owners specified. Our home office can provide advice regarding the availability of reduced or waived charges to such owners.

We will issue policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan.
 A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of policies on an individual basis. The policies may not be available in connection with group or sponsored arrangements in all states.

For policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the sales charge component of the premium expense charge; the surrender charge; the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily mortality and expense risk charges; and/or the transfer charge. We may also reduce the minimum specified amount per policy. In addition, the interest rate credited on amounts taken from the subaccounts as a result of a loan may be increased for these policies. We will waive or reduce these charges as described below and according to our rules in effect when the policy application is approved.

To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, and insurance cost and mortality expense risk per policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality expense risk, under policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality expense risk under such policies. We may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected owners and all other owners of policies funded by the separate account.

                 CONTRACT DESCRIPTION

We intend for your policy to satisfy the definition of a life insurance contract under Section 7702 of the Internal Revenue Code. The policy described in this Prospectus may be different from your policy because of differences in applicable state law.

Eligible Purchasers
We require satisfactory evidence of the insured's insurability, which may include a medical examination of the insured. The available issue ages are 0 through 75. Age is determined on the insured's age as of the birthday nearest the policy date. The minimum specified amount is $50,000. The minimum specified amount for Preferred and Preferred Plus rating classes is $100,000. If you are an individual owner, as opposed to a corporate owner, and you want to use the Supplemental Coverage Rider, the minimum specified amount is $250,000. Acceptance of an application depends on our underwriting rules, which may include underwriting on a guaranteed issue or simplified issue basis, and we reserve the right to reject an application for any reason. Contracts issued under guaranteed or simplified issue underwriting may incur higher cost of insurance charges than the contract would incur if it had been fully underwritten, because guaranteed and simplified issue underwriting is done on standard tobacco or non-tobacco basis. Insured people who would qualify for preferred underwriting classes if fully underwritten will pay more in cost of insurance charges. Subject to state law variations, we will sell a policy to insure any U.S. citizen who is more than 0 years of age, but less than 75 years of age. We may also sell policies to citizens of other countries. Federal law requires us to establish the identity of each buyer of a policy, including their citizenship and residency.

Owner Rights
You have the right, as owner of your policy, to exercise all rights provided under the policy. These include allocating the net premiums, transferring value among subaccounts, taking loans against the policy, and changing beneficiaries. The insured is the owner, unless you name a different owner in the application. You may by notice name a contingent owner or a new owner while the insured is living by notice satisfactory to us. If more than one person is named as owner, they are joint owners. Unless provided otherwise, in the event of a joint owner's death, ownership passes to the surviving joint owner. Unless a contingent owner has been named, on the death of the last surviving owner, ownership of the policy passes to the estate of the last surviving owner, who will become the owner if the owner(s) die. A change in owner may have tax consequences. See "Tax Considerations," page 46.

Net Premium Allocations
In the application, you specify the percentage of a net premium you want to allocate to each subaccount and to the guaranteed account. This allocation must comply with the allocation rules described below. Net premiums generally will be allocated to the subaccounts and to the guaranteed account on the valuation date that we receive them at our home office in accordance with your most recent instructions concerning allocations. However, subject to state law, we will allocate your initial premium to the Scudder VS I Money Market Portfolio until we deem the "free-look" period to end. See "Purchasing the Policy - Free Look Right to Cancel the Policy," page 32.

The net premium allocation percentages specified in the application will apply to subsequent premium payments until you change the percentages. You can change the allocation percentages at any time, subject to the rules below, by providing notice to us in a form we find acceptable. The change will apply to all premium payments received with or after receipt of your notice.

Allocation Rules.
The minimum allocation percentage you may specify for a subaccount or the guaranteed account is 5%, the maximum allocation you may specify for the guaranteed account is 30%, and your allocation percentages must be whole numbers. The sum of your allocations must equal 100%. We reserve the right to limit the number of subaccounts to which account value may be allocated.

Transfer Privilege
After the free-look period and while your policy is in force, you may transfer all or part of your account value from subaccounts investing in one portfolio to other subaccounts or to the guaranteed account, or transfer up to 20% of your account value in the guaranteed account to the subaccounts, subject to the following procedures and restrictions. If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.
Minimum Amount of Transfers.
The minimum transfer amount is the lesser of $100 or the entire amount in that subaccount or the guaranteed account. A transfer request that would reduce the amount in a subaccount or the guaranteed account below $25 will be treated as a transfer request for the entire amount in that subaccount or the guaranteed account. With the exception of the Conversion Right described below, we reserve the right to limit the number or frequency of transfers permitted in the future.

Timing of Transfers.
We will make the transfer as of the end of the valuation period during which we receive notice requesting such transfer. We will process all transfers among subaccounts at the next available price. If we receive your request after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, we will process your transfer at the price as of the following valuation date.

Limits on Transfers.
You may make only one transfer transaction per valuation period. A transfer transaction may include changes in allocations among several subaccounts, so long as they are part of a single transaction request. We limit transfers from the guaranteed account during any policy year to an amount equal to 20% of the account value in the guaranteed account on the annual date at the beginning of such policy year. (See "Transfers from the Guaranteed Account," page 18, for restrictions).

Charges for Transfers.
Currently, we assess a transfer charge equal to $10 for each transfer during a policy year in excess of the first twelve transfers. (We reserve the right to decrease or eliminate the number of free transfers; in addition, we may increase the transfer charge, but it is guaranteed not to exceed $15 per transfer.) We will deduct the transfer charge from the subaccounts or the guaranteed account from which the requested transfer is being made, on a pro-rata basis.

Methods of Transfers.
  o Written request.

  o Telephone call to service area. You may effect transfers pursuant to telephone instructions unless you elect out of the option by writing us. We reserve the right to suspend telephone transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of owners. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if we follow those procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a recording of the instructions given by telephone.
  o Self-service option (accessing Service Central online). You can review information and request service concerning your policy at our website, www.unioncentral.com. You will need your contract number and taxpayer identification number to establish initial access to Service Central. As part of the initial log in to Service Central, you will create your own unique user identification and password.

    Once you have logged on to Service Central, you will be able to perform the functions described below, and we will send you a written confirmation of all electronic transfers within five business days. If we cannot complete a transfer as requested, our customer service representative will mail notification to you within three business days.

    o  choose electronic delivery of certain future mailings
    o  check policy values
    o  verify address and beneficiary information
    o  transfer balances among subaccounts
    o  change your allocation of future premiums
    o  request a statement
    o  view statements
    o  request certain service forms
    o  change your user identification and password

Online transfers may not always be available. Computer systems, whether yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you experience problems, you should make your transfer request in writing. You should protect your unique identifiers, because self-service options will be available to your agent of record and to anyone who provides your identifiers; we will not be able to verify that the person providing electronic transfer instructions via Service Central is you or is authorized by you. We reserve the right to suspend online transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of owners.

Conversion Right.
During the first twenty-four policy months following the issue date, and within sixty days of the later of notification of a change in the investment policy of the separate account or the effective date of such change, you may exercise a one-time Conversion Right. You may do so by requesting in writing that all or a portion of the account value in the variable account be transferred to the guaranteed account. Exercise of the Conversion Right is not subject to a transfer charge and will have no effect on the cash value of your policy. Following the exercise of the Conversion Right, net premiums may not be allocated to the subaccounts, and transfers of account value to the subaccounts will not be permitted. The other terms and conditions of the policy will continue to apply. If you transfer all of your variable account value to the guaranteed account, you effectively "convert" your policy into a contract that provides fixed (non-variable) benefits. If you want to make such a transfer, particularly if you are concerned about the volatility of value of your selected variable account portfolios, you should consult your financial adviser before converting this policy and consider other options available to you.

Excessive Trading.
Your Contract is a long-term investment and is not designed for frequent transfers of your accumulation value among your Subaccounts. Frequent or excessive transfers put the Portfolios, Contract Owners, and Beneficiaries at risk. These risks include:

  o the dilution of interests of long-term investors in a Subaccount if purchases or transfers into or out of a Portfolio are made at prices that do not reflect an accurate value for the Portfolio's investments;
  o an adverse effect on portfolio management, such as impeding a portfolio manager's ability to sustain an investment objective, causing a Portfolio to maintain a higher level of cash than would otherwise be the case, or causing a Portfolio to liquidate investments prematurely (or at an otherwise inopportune time) to pay partial withdrawals or transfers out of the Portfolio; and
  o increased brokerage and administrative expenses.

The risks and costs are borne by all Contract Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the "Procedures") and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies and retirement plans with different policies and procedures may invest in the Portfolios, we cannot guarantee that all harmful trading will be detected or that a Portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among the subaccounts of variable products issued by those companies or retirement plans.

Deterrence. If we determine that you have engaged in excessive trading, we will take one or more of the following actions:

  o Revoke your privileges to make transfers by telephone and internet;
  o Limit your transfers to those requests made by regular U.S. mail;
  o Impose a fee of up to $15 per transfer.

You will be notified by letter if we determine you have exceeded the number or frequency of transfers allowed, or if we limit your access to transfers to requests made by regular U.S. mail. We reserve the right to reject any transfer from any Contract Owner we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a Portfolio.

Systematic transfers, including our Dollar Cost Averaging, Portfolio Rebalancing or Interest Sweep program will not be counted toward your limit on the number and frequency of transfers. We will implement transfers requested in writing and sent by U.S. mail first, in the order postmarked, then telephone or internet requests second, in the order received.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Contract Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Contract Owners or intermediaries acting on their behalf. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

We apply the Procedures consistently to all Contract Owners without waiver or exception.

Portfolio Frequent Trading Policies. The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the polices and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. You should be aware that we may not have the contractual ability or the operational capacity to monitor your transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, Contract Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Procedures.

Omnibus Orders. Contract Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Portfolio's ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Portfolio will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other Contract Owners of Portfolio shares, as well as the Contract Owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Selecting and Changing the Beneficiary
You select one or more beneficiary(ies) in your application. You may later change the beneficiary(ies) in accordance with the terms of the policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive your policy's death benefit proceeds. If the insured dies and there is no surviving beneficiary, the owner or the estate of the owner will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's consent must be obtained to change the beneficiary.

Limits on Rights to Contest the Policy

Incontestability.
Subject to state regulation, we will not contest your policy, or any supplemental and/or rider benefits (except disability benefits), after the policy or rider has been in force during the insured's lifetime for two years from the issue date or the effective date of the rider, unless fraud is involved. Any increase in the specified amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the insured for two years after the effective date of the increase.

Suicide Exclusion.
Subject to state regulation, if the insured dies by suicide within two years after the issue date, we will not pay a death benefit. We will terminate the policy, and we will return the premium payments made before death, less any policy debt and any partial cash surrenders. If the insured dies by suicide within two years after an increase in specified amount that is subject to evidence of insurability, we will not pay any death benefit attributable to the increase. In such case, prior to calculating the death benefit, we will restore to the cash value the sum of the monthly cost of insurance charges made for that increase.

Supplemental and/or Rider Benefits
You may add the following supplemental and/or rider benefits to your policy if they are available in your state. Any monthly charges for these benefits and/or riders will be deducted from your account value as part of the monthly deduction (see page 19). The supplemental and/or rider benefits available with your policy provide fixed benefits that do not vary with the investment experience of the separate account.

    Term Insurance Rider for Other Insured Persons.
    Provides a death benefit amount payable on the death
     of other insured persons specified. This rider requires the other insured person to be medically underwritten. The other insured death benefit amount may be changed, subject to certain conditions. In addition, the rider coverage may be converted to a new policy on the other insured, prior to the other insured person reaching age 75, subject to certain conditions. If the term rider is converted by the other insured person, the cost for the rider on your policy ends when the rider is converted. Rider conversion has no effect on the cash value of your policy; the converted rider policy starts with a cash value of zero.

    Scheduled Increase Option Rider for the Insured.
    Provides for automatic increases in the specified amount on each annual date, subject to the terms of the rider; the amount of the increase is specified in the rider. The rate class applicable to the scheduled increases will be the rate class of the insured on the issue date of the rider. You cannot use this rider if you have chosen the cash value accumulation test as your tax qualification test. There is no cost for this rider.

    No-Lapse Rider. Provides that the policy will remain in force and will not lapse before the expiration date of the rider shown on the schedule page of your contract, provided that the sum of premium payments to date, less any partial cash surrenders and any policy debt, equals or exceeds the minimum monthly premium for the rider times the number of policy months since the policy date. The minimum monthly premium for the rider is calculated by applying a factor to the guideline level premium. The factor used varies by gender, smoking status, death benefit option, and age.
    The minimum monthly premium for the rider is shown on your schedule page. The rider extends the minimum guaranteed period under your policy from three years to thirty years or until you are 65 years old, whichever occurs earlier. This rider terminates on any monthly date when the sum of premium payments, less any partial cash surrenders and any policy debt, is less than the minimum monthly premium for the rider multiplied by the number of policy months since the policy date. Once terminated, this rider will not be reinstated. This rider is not available for all ages and rate classes, in all states, or under certain circumstances where the Term Insurance Rider for Other
    Insured Persons is also added to the policy. There is no cost for this rider.

    Guaranteed Insurability Option Rider. Provides the right to increase the specified amount on each option date by the benefit amount shown in the rider. No evidence of insurability will be required. Option dates are the annual dates nearest the insured's 25th, 28th, 31st, 34th, 37th, and 40th birthdays. Option dates may be advanced in the event of the insured's marriage or birth or adoption of a child.

    Accidental Death Benefit Rider. Provides an additional death benefit payable if the insured's death results from certain accidental causes. There is no cash value for this benefit.

    Total Disability Benefit Rider - Waiver of Monthly
    Deduction. Provides for waiver of the monthly deduction during the total disability of the insured.
    If you have coverage under this rider and the no-lapse rider, and you become disabled during the no-lapse period, this rider will cover your monthly deduction, but that amount may be less than the minimum monthly premium under the no-lapse rider, so your policy could still lapse if your rider benefit is not enough to maintain a positive cash surrender value.

    Total Disability Benefit Rider - Policy Continuation to Maturity Date Not Guaranteed. Provides for the crediting to the policy as premium payments the monthly total disability benefit set forth in the rider during the total disability of the insured.
    You select the amount of the benefit when you purchase coverage under this rider. Your policy could still lapse if your rider benefit is not enough to maintain a positive cash surrender value.

    Children's Insurance Rider. Provides a death benefit payable on the death of a child of the insured. More than one child can be covered. Children are medically underwritten for coverage. There is no cash value for this benefit.

    Insurance Exchange Rider. Provides the right to exchange the policy for a new policy on the life of a substitute insured. Exercise of the right is subject to satisfactory evidence of insurability of the substitute insured, and may result in a cost or credit to the owner, depending on whether the substitute insured has higher costs of insurance than the original insured. The new policy can be any adjustable life insurance policy we issue at the time the exchange privilege is exercised. The policy date for the new policy will generally be the same as the policy date of the exchanged policy; the issue date for the new policy will be the date of exchange. The initial cash value under the new policy will be the same as the cash value of the policy on the date of the exchange. There are no charges or other fees imposed under the policy or the new policy at the time of the exchange. Costs associated with the new policy, like cost of insurance charges, will vary. For purposes of calculating any surrender charges subsequently imposed on the policy acquired by exchange, we will take into account the number of policy years that this policy, and the policy acquired by exchange, have been in force. Exercise of this rider will result in a taxable exchange. There is no cost for this rider.

    Accelerated Benefits Rider. Provides for an accelerated payment of up to 50% of the policy's death benefit (up to a maximum benefit of $500,000).
    This advance payment of the death benefit will be available if you are diagnosed as terminally ill, as defined in the rider. Your policy will be charged interest at the policy loan interest rate on the advanced amount, plus any premiums we pay after you exercise this rider. We also have the right to charge an administrative fee of up to 0.5% of the advanced amount, but we are not currently charging this fee.
    The remaining death benefit payable to your designated beneficiary will be reduced by the interest charges and any premiums we pay on your behalf. Payment will be subject to evidence satisfactory to us. Your policy could lapse if your remaining account value goes down due to poor investment performance and your policy cannot maintain a positive cash surrender value. There is no cost for this rider. You should consult your counsel or another competent tax adviser before you request accelerated payment. See "Tax
    Considerations," page 46.

ADDITIONAL RULES AND LIMITS APPLY TO THESE SUPPLEMENTAL AND/OR RIDER BENEFITS. NOT ALL SUCH BENEFITS MAY BE AVAILABLE AT ANY TIME AND IN ANY GIVEN STATE, AND SUPPLEMENTAL AND/OR RIDER BENEFITS IN ADDITION TO THOSE LISTED ABOVE MAY BE MADE AVAILABLE. PLEASE ASK YOUR AGENT FOR FURTHER INFORMATION, OR CONTACT THE HOME OFFICE.

Changes in the Policy or Benefits

Misstatement of Age or Gender.
If the insured's age or gender has been misstated in your policy application or in any application for supplemental and/or rider benefits, subject to state law:
  o if the misstatement becomes known after the death of the insured, then your policy's death benefit or such supplemental and/or rider benefits will be adjusted based on what the cost of insurance rate as of the most recent monthly date would have purchased at the insured's correct age and gender;

  o if the misstatement becomes known during the lifetime of the insured, your policy values will be adjusted to those based on the correct monthly deductions for cost of insurance (reflecting the correct age or gender) since the policy date. If your policy's values are insufficient to cover the monthly deduction on the prior monthly date, the grace period will be deemed to have begun on such date, and you will be notified at least 61 days prior to the end of the grace period.

Other Changes.
At any time we may make such changes in your policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code or to make the policy conform with any law or regulation issued by any government agency to which it is subject.

Participating
The policy is issued on a participating basis, and as such is eligible to share in our profits and surplus to the extent determined by our Board of Directors in its sole discretion. We do not currently anticipate that the policies will participate in profits or surplus in the foreseeable future.

PURCHASING YOUR POLICY


Applying for a Policy
To purchase a policy, you must complete an application and submit it through an authorized Union Central agent. There is no minimum initial premium payment. Your policy coverage will become effective on the policy date. If an initial premium payment is submitted with the application, then the policy date is generally the date of approval of your application. If the application is not accompanied by an initial premium payment, then the policy date will generally be two weeks after the date that your application is approved.

As provided for under state insurance law, you may be permitted to backdate the policy to preserve insurance age. In no case may the policy date be more than six months prior to the date the application was completed. We deduct charges for the monthly deduction for the backdated period on the issue date. Temporary life insurance coverage may be provided prior to the policy date under the terms of a temporary insurance agreement. In accordance with our underwriting rules, temporary life insurance coverage may not exceed $1,000,000 and will not remain in effect for more than sixty (60) days.

Free Look Right to Cancel the Policy
You may cancel your policy for a refund during your "free-look" period. This period expires 20 days after you receive your policy, 45 days after your application is signed, or 10 days after
we mail or deliver a cancellation   notice, whichever is latest.
(A longer period may apply to policies issued in certain states.)
 If you decide to cancel the policy, you must return it by mail or delivery to the home office or to the authorized Union Central agent who sold it. Immediately after you mail back or deliver the policy, your policy will be deemed void from the beginning.
Within seven calendar days after we receive the returned policy, we will refund your account value, unless otherwise required by state law.

Subject to state insurance law, we will allocate all net premiums received before the end of the "free look" period (including the initial net premium) to the Scudder VS I Money Market Portfolio. There is no guarantee that the Money Market portfolio will provide a positive investment return, especially in times of low interest rates. After the end of the "free look" period, the account value will be allocated to the subaccounts and to the guaranteed account based on the premium payment allocation percentages in the application. For this purpose, the end of the "free look" period is deemed to be 25 days after your policy is activated in our computer system (usually no more than one to three business days before the date we send your policy to your agent for delivery to you) , or 45 days from the date of the application, whichever is greater. If you send an initial premium payment with your application, until your policy has been activated, the premium payment will be held in a non-interest bearing suspense account. If you do not send an initial premium payment with your application, the end of the "free look" period, for this purpose, is deemed to be 25 days from the date the initial net premium is received and applied to your policy, or 45 days from the date of application, whichever is greater.

PREMIUMS

Planned Periodic Premiums.
When you apply for a policy, you select a plan for paying level premium payments at specified intervals, e.g., quarterly, semi-annually or annually, for the duration of the policy. If you elect, we will also arrange for payment of planned period premiums on a monthly basis under a pre-authorized payment arrangement such as automatic deduction from a checking account. You are not required to pay premium payments in accordance with these plans; rather, you can pay more or less than planned or skip a planned periodic premium entirely. Currently, there is no minimum amount for each premium. You should consider that, especially when investment returns in your subaccounts are negative, skipping planned premium payments or reducing the payments may result in your policy lapsing because your cash surrender value falls below the amount required to meet your monthly deduction. We may establish a minimum amount 90 days after we send you a written notice of such increase. Subject to the limits described below, you can change the amount and frequency of planned periodic premiums whenever you want by sending notice to the home office.

Unless otherwise requested, you will be sent reminder notices for planned periodic premiums. Reminder notices will not be sent if you have arranged to pay planned periodic premiums by pre-authorized payment arrangement.

Additional Unscheduled Premiums.
You can make additional unscheduled premium payments at any time while your policy is in force, subject to our approval of any unscheduled premium in excess of $25,000 if you choose the cash value accumulation test as your tax qualification test. You may specify that a specific unscheduled premium payment is to be applied as a repayment of policy debt, if any. If you do not so specify, the unscheduled premium payment will be applied as a premium payment.

Tax-Free "Section 1035" Exchanges.
You can generally exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code of 1986, as amended. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy. The charges for this policy may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

Limitations on Premium Payments.
Total premium payments paid in a policy year may not exceed guideline premium payment limitations for life insurance set forth in the Internal Revenue Code. We will promptly refund any portion of any premium payment that is determined to be in excess of the premium payment limit established by law to qualify a policy as a contract for life insurance.

The payment of excessive premiums may cause a policy to be a modified endowment contract under the Internal Revenue Code. We have established procedures for monitoring premium payments and making efforts to notify you on a timely basis if your policy is in jeopardy of becoming a modified endowment contract as a result of premium payments.

We reserve the right to reject any requested increase in planned periodic premiums, or any unscheduled premium. If an additional premium payment is rejected, we will return the premium payment promptly, without any adjustment for investment experience.

We also reserve the right to require satisfactory evidence of insurability prior to accepting any premium which increases the risk amount of the policy.

No premium payment will be accepted after the insured's 100th birthday.

Premium payments must be made by check payable to The Union
Central Insurance Company or by any other method that we deem acceptable.

Premium payments after the initial premium payment must be made to the home office.

PLEASE NOTE: IF MANDATED UNDER APPLICABLE LAW, WE MAY BE REQUIRED
TO REJECT A PREMIUM PAYMENT.

Minimum No Lapse Period.
We guarantee that your policy will remain in force during the minimum no lapse period, regardless of the sufficiency of the cash surrender value, if the sum of the premiums paid to date, less any partial cash surrenders and policy debt, equals or exceeds the monthly minimum no lapse premium (shown in the policy) multiplied by the number of complete policy months since the policy date, including the current policy month. The minimum no lapse period is three years following the policy date.

The monthly minimum no lapse premium is calculated for each policy based on the age, gender and rate class of the insured, the requested specified amount and any supplemental and/or rider benefits. The monthly minimum no lapse premium may change due to changes made during the minimum no lapse period to the specified amount, the death benefit option, ratings, and supplemental and/or rider benefits. We will notify you of any increase in the monthly minimum no lapse premium.

An extended no lapse period may be available under our No Lapse
Rider, which is described in the section on Supplemental and/or
Rider Benefits beginning on page 30.

Premium Payments Upon Increase in Specified Amount.
Depending on your account value at the time of an increase in the specified amount and the amount of the increase requested, an additional premium payment may be necessary or a change in the amount of planned periodic premiums may be advisable. If you increase the specified amount, you should contact your agent to assist you in determining if additional premium payments are necessary or appropriate.

Grace Period.
If your policy goes into default, you will be allowed a 61-day grace period to pay a premium payment sufficient to cover the monthly deductions due during the grace period. We will send notice of the amount required to be paid during the grace period ("grace period premium payment") to your last known address and the address of any assignee of record. The grace period will begin when the notice is sent. Your policy will remain in effect during the grace period. If the insured should die during the grace period and before the grace period premium payment is paid, the death benefit immediately prior to the start of the grace period will still be payable to the beneficiary, reduced by the monthly deductions due on or before the date of the insured's
death (and  any policy debt).   If the grace period premium
payment has not been paid before the grace period ends, your policy will lapse. It will have no value and no benefits will be payable.

A grace period also may begin if your account value, less surrender charges, loan principal, and loan interest charges, becomes less than your monthly deduction amount.

Crediting Net Premiums
The initial net premium will be credited to your policy on the policy date, or, if later, the date we receive the initial premium payment (which happens most frequently in the event of a Section 1035 exchange). For backdated policies, the initial net premium will be credited on the issue date. If you send an initial premium payment with your application, until your policy has been activated, the premium payment will be held in a non-interest bearing suspense account. Planned periodic premiums and unscheduled premiums, both underwritten and those that are not underwritten, will be credited to your policy and the net premiums will be invested as requested on the valuation date they are received by the home office. However, any premium payment that is underwritten will be allocated to your existing policy coverage if the underwriting is rejected.

Dollar Cost Averaging Plan
The Dollar Cost Averaging Plan, if elected, enables you to transfer systematically and automatically, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from a subaccount you specify to other subaccounts or to the guaranteed account. (Dollar Cost Averaging Plan transfers may not be made from the guaranteed account.) By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, we make no guarantee that the Dollar Cost Averaging Plan will result in a profit.

You specify the amount to be transferred automatically; you can specify either a fixed dollar amount, or a percentage of the account value in the subaccount from which transfers will be made.
 At the time that you elect the Dollar Cost Averaging Plan, the account value in the subaccount from which transfers will be made must be at least $2,000. The required amounts may be allocated to the subaccount through initial or subsequent net premiums or by transferring amounts into the subaccount from the other subaccounts or from the guaranteed account (which may be subject to certain restrictions).

You may elect this plan at the time of application by completing the authorization on the election form or at any time after the policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Dollar Cost Averaging Plan transfers may not commence until the end of the free-look period.

Once elected, transfers from the subaccount will be processed until the number of designated transfers have been completed, or the value of the subaccount is completely depleted, or you provide us notice instructing us to cancel the transfers.

Currently, transfers made under the Dollar Cost Averaging Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is no charge for a Dollar Cost Averaging Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under a Dollar Cost Averaging Plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Dollar Cost Averaging Plan at any time.

Portfolio Rebalancing Plan
You may elect to have the accumulated balance of each subaccount periodically redistributed (or "rebalanced") to equal the allocation percentages you have specified in the election form. Portfolio rebalancing does not include the guaranteed account. These allocations may be based on asset allocation models which your agent may present to you. This rebalancing may be done on a quarterly, semi-annual, or annual basis.

You may elect the Portfolio Rebalancing Plan at the time of application by completing the authorization on the election form or at any time after your policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Portfolio Rebalancing Plan transfers may not commence until the end of the free-look period. If you make transfers among subaccounts and do not alter your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Transfers pursuant to the Portfolio Rebalancing Plan will continue until you provide us notice terminating the plan, or the policy terminates. THE PORTFOLIO REBALANCING PLAN CANNOT BE ELECTED IF EITHER A DOLLAR COST AVERAGING PLAN OR AN EARNINGS SWEEP PLAN IS IN EFFECT.

Currently, transfers made under the Portfolio Rebalancing Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is no charge for a Portfolio Rebalancing Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under the plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

Earnings Sweep Plan
You may elect to have the accumulated earnings of one or more specified subaccounts or the interest credited to the guaranteed account periodically transferred (or "swept") into specified subaccounts or the guaranteed account. The sweep may be done on a quarterly, semi-annual, or annual basis.

You may elect the Earnings Sweep Plan at the time of application by completing the authorization on the election form or at any time after the policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Earnings Sweep Plan transfers may not commence until the end of the free-look period. Transfers pursuant to the Earnings Sweep Plan will continue until you provide us notice terminating the plan, or the policy terminates.

Currently, transfers made under the Earnings Sweep Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is no charge for an Earnings Sweep Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under the plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Earnings Sweep Plan at any time.

POLICY VALUES

THERE IS NO MINIMUM GUARANTEED ACCOUNT VALUE OR CASH SURRENDER VALUE. These values will vary with the investment experience of the subaccounts and/or the daily crediting of interest in the guaranteed account, and will depend on your allocation of account value. If the cash surrender value on a monthly date is less than the amount of the monthly deduction to be deducted on that date and the minimum guaranteed period is not then in effect, the policy will be in default and a grace period will begin.

Determining Account Value
On the policy date, the account value is equal to the initial net premium credited, less the monthly deduction made as of the policy date. On each valuation date thereafter, the account value is the sum of the variable account, the guaranteed account, and the loan account. The account value will vary to reflect the performance of the subaccounts to which amounts have been allocated, interest credited on amounts allocated to the guaranteed account, interest credited on amounts in the loan account, charges, transfers, partial cash surrenders, loans, loan repayments and premiums paid. The variable account for a policy is determined on any day by multiplying the number of units attributable to each subaccount in which account value is invested by the unit value for that subaccount on that day, and aggregating the resulting subaccount values.

Subaccount Values.
When you allocate an amount to a subaccount, either by net premium allocation or transfer, your policy is credited with accumulation units in that subaccount. The number of accumulation units is determined by dividing the amount allocated to the subaccount by the subaccount's accumulation unit value for the valuation date when the allocation is effected.

The number of accumulation units credited to your policy will increase when:

  o net premiums are allocated to the subaccount,
  o amounts are transferred to the subaccount, and
  o loan repayments are credited to the subaccount.
The number of accumulation units credited to a policy will decrease when:
  o the allocated portion of the monthly deduction is taken from the subaccount,

  o a loan is made,

  o an amount is transferred from the subaccount, or ?
  o a partial surrender is taken from the subaccount.

Determination of Unit Value.
The unit value for each subaccount other than AIM V.I. Capital Appreciation Portfolio and Summit S&P MidCap 400 Index Portfolio, was arbitrarily set at $10 when the subaccount began operations. The initial unit values for the AIM V.I. Capital Appreciation Portfolio and the Summit S&P MidCap 400 Index Portfolio were set based on closing values of the American Century Investments V.P. Capital Appreciation Portfolio and the Summit Capital Portfolio, respectively, on October 21, 1999, the date on which the AIM V.I. Capital Appreciation Portfolio and the Summit S&P MidCap 400 Index Portfolio replaced the other two portfolios. Thereafter, the unit value at the end of a valuation date is the unit value at the end of the previous valuation date times the net investment factor, as described below.

Net Investment Factor.
The net investment factor is an index applied to measure the investment performance of a subaccount from one valuation period to the next. Each subaccount has a net investment factor for each valuation period which may be greater or less than one.
Therefore, the value of a unit may increase or decrease. The net investment factor for any subaccount for any valuation period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1) is the net result of:

    a. 	the net asset value per share of the portfolio held
       in the subaccount, determined at the end of the current valuation period; plus

    b.	 the per share amount of any dividend or capital
       gain distributions made by the portfolio to the subaccount, if the "ex-dividend" date occurs during the current valuation period; plus or minus

    c. a per share charge or credit for any taxes incurred by or reserved for in the subaccount, which is determined by us to have resulted from the operations of the subaccount.

(2) is the net result of:

    a. the net asset value per share of the portfolio held in the subaccount, determined at the end of the last prior valuation period (adjusted for an "ex-dividend"); plus or minus

    b. the per share charge or credit for any taxes reserved for the immediately preceding valuation period.

(3) is a daily factor representing the mortality and expense risk charge deducted from the subaccount for the policy adjusted for the number of days in the valuation period.

Guaranteed Account.
On any valuation date, the guaranteed account of a policy is the total of all net premiums allocated to the guaranteed account, plus any amounts transferred to the guaranteed account, plus interest credited on such net premiums and amounts, less the amount of any transfers, including transfer charges, taken from the guaranteed account, less the amount of any partial cash surrenders taken from the guaranteed account, less any amounts transferred from the guaranteed account in connection with loans, and less the pro-rata portion of the monthly deduction deducted from the guaranteed account.

Loan Account.
On any valuation date, if you have any loans outstanding, the loan account is equal to amounts transferred to the loan account from the subaccounts and from the guaranteed account as collateral for loans and for due and unpaid loan interest, less amounts transferred from the loan account to the subaccounts and the guaranteed account as policy debt is repaid, and plus interest credited on the loan account.

Cash Value
The cash value on a valuation date is the account value less the surrender charge that would be applicable on that valuation date.

Cash Surrender Value
The cash surrender value on a valuation date is the cash value reduced by any policy debt. Cash surrender value is used to determine whether a partial cash surrender may be taken, and whether policy debt is excessive. It is also the amount that is available upon full surrender of the policy.

     DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT

As long as your policy remains in force, we will pay the death benefit proceeds upon receipt at the home office of proof that we deem satisfactory of the insured's death. We may require return of your policy. The death benefit will be paid to your beneficiary. Generally, the death benefit proceeds will be paid in a lump sum within seven calendar days of receipt of due proof of the insured's death, or your beneficiary may elect a payment option.

Amount of Death Benefit Proceeds
The death benefit proceeds are equal to the sum of the death benefit under the death benefit option selected calculated on the date of the insured's death, plus any supplemental and/or rider benefits, minus any policy debt on that date. If the date of death occurred during a grace period, the death benefit proceeds are the death benefit immediately prior to the start of the grace period, plus any supplemental and/or rider benefits, minus policy debt and minus any past due monthly deductions. Under certain circumstances, such as misstatement of age or gender or death within the contestability period, the amount of the death benefit may be further adjusted.

If part or all of the death benefit is paid in one sum, we will pay interest on this sum as required by applicable state law from the date of the insured's death to the date of payment.

Death Benefit Options
When you apply for your policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

  o Under Option A, the death benefit is the greater of: (i) the specified amount; or (ii) the Applicable
    Percentage (if you elected the guideline premium test) or Factor (if you elected the cash value accumulation test) multiplied by the account value on the date of the insured's death.

  o Under Option B, the death benefit is the greater of: (i) the specified amount plus the account value on the date of the insured's death; or (ii) the Applicable Percentage (if you elected the guideline premium test) or Factor (if you elected the cash value accumulation test) multiplied by the account value on the date of the insured's death.

  o Under Option C, the death benefit is the greater of: (i) the specified amount plus the excess of premiums paid over partial cash surrenders; or
    (ii) the Applicable Percentage (if you elected the guideline premium test) or Factor (if you elected the cash value accumulation test) multiplied by the account value on the date of the insured's death.

When you apply for your policy, you will also choose one of two alternative tests to evaluate whether your policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments paid in a policy year may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, there are no limits on the amount of premium you can pay in a policy year, so long as the death benefit is large enough compared to the account value to meet the test requirements. A table showing the Applicable Percentages for Attained Ages 0 to 95 under the guideline premium test is included in the Statement of Additional Information. The Statement of Additional Information also includes a table showing the Factors that apply if you choose the cash value accumulation test.

If investment performance is favorable, the amount of the death benefit may increase. However, under Options A and C, the death benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. Under Option B, the death benefit will vary directly with account value, which reflects the investment performance of the subaccounts as well as interest credited to the guaranteed account. For an illustration of the impact that investment performance may have on the death benefit, see the illustrations in Appendix B beginning on page 52.

Under the guideline premium test, the "Applicable Percentage" is 250% when the insured's attained age is 40 or less, and decreases each year thereafter to 100% when the insured's attained age is 95.

Enhanced Death Benefit Option
You may choose one of two enhanced death benefit options when you apply for your policy. The two options establish increased death benefits on the life of the insured person at certain ages based on the life expectancy of the insured person. We offer two corridors, a nine-year corridor and a fifteen-year corridor. If you choose this option, your death benefit will be calculated using the factors shown in Appendix B to the Statement of Additional Information. The enhanced death benefit option table for owners choosing the guideline premium test shows applicable percentages that range from a high of 250% when the insured's attained age is 40 or less, decreasing each year thereafter, to 100% when the insured's attained age is 95 or greater. For owners choosing the cash value accumulation test, the factors vary based on the insured's attained age, gender and rate class, and are generally higher at younger attained ages for all rate classes and both genders, and generally higher for women than men, and for non-tobacco rate classes than for tobacco rate classes. While this option is available free of charge, the enhanced death benefit may cause the cost of insurance to be higher than in a policy without this option. During the enhanced death benefit period, the death benefit will be increased if the death benefit is either the Applicable Percentage (if you elected the guideline premium test) or the Factor multiplied by the account value (if you elected the cash value accumulation test). The same cost of insurance rates would then be charged on a greater risk amount, thereby increasing your total cost of insurance charged.



Use of Accounting Benefit Rider and Supplemental Coverage Rider The initial specified amount is set at the time we issue your policy. You may change the specified amount from time to time, as discussed below. You select the death benefit option when you apply for the policy. You also may change the death benefit option, as discussed below.

When you apply for the policy, you can combine coverage under either or both the Accounting Benefit Rider ("Term Insurance Rider" in Massachusetts and New York) and the Supplemental Coverage Rider with coverage under the base policy to obtain the desired specified amount for an insured. You must allocate at least $25,000 to base specified amount. Your Supplemental Coverage Rider specified amount cannot exceed nine times your base specified amount, and your policy's total specified amount must be at least $250,000 in order to use the Supplemental Coverage Rider. Use of these riders will lower the cost to you of insurance
coverage.   The riders will have no effect on the value of your
death benefit.

Accounting Benefit Rider.
The Accounting Benefit Rider ("Term Insurance Rider" in Massachusetts and New York) ("ABR") provides the opportunity to allocate part of the policy's specified amount to this rider. The use of this rider results in a higher cash value for the policy in the early years of the policy than would otherwise be the case, because there are no surrender charges associated with coverage under this rider and the monthly deductions associated with the specified amount allocated to the rider are correspondingly lower in early policy years than the monthly deduction that would be required for base policy coverage; monthly deductions are correspondingly higher in later policy years. If you are concerned about the impact on your balance sheet of buying a life insurance policy to help fund an executive retirement plan, because the early costs of the policy create a liability that is not offset by an asset, use of this rider can help create higher early cash values in the policy. The monthly deduction associated with the specified amount allocated to the rider is made up of both a cost of insurance charge and an ABR specified amount charge. The ABR specified amount charge is an amount per thousand of ABR specified amount and will vary based on gender, rate class, issue age, policy year and death benefit option. This rider is available only at issue. You cannot surrender the rider separately from the policy, but if you surrender the policy, you will pay no surrender charges associated with the portion of specified amount you allocated to the ABR.

Supplemental Coverage Rider.
The Supplemental Coverage Rider ("SCR") provides the opportunity to allocate part of the policy's specified amount to this rider.
The SCR Rider will adjust over time to maintain total death benefit coverage as described below.

The death benefit for the SCR Rider is the difference between your total death benefit and the sum of the base death benefit and ABR death benefit. The SCR death benefit automatically adjusts daily as your base and ABR death benefit changes. The total death benefit depends on which death benefit option is in effect:

   Option A: If Option A is in effect, the total death benefit is the greater of:

   (A) the specified amount (the base specified amount and any specified amount allocated to the ABR and/or
       SCR); or

   (B) the Applicable Percentage (if you elected the
       guideline premium test)   or the Factor (if you
       elected the cash value accumulation test) multiplied by the account value on the date of the insured's death.

   Option B: If Option B is in effect, the total death benefit is the greater of:

   (A) the specified amount (the base specified amount and any specified amount allocated to the ABR and/or
       SCR), plus the account value; or
   (B) (ii) the Applicable Percentage (if you elected the guideline premium test) or the Factor (if you elected the cash value accumulation test) multiplied by the account value on the date of the insured's death.

   Option C: If Option C is in effect, the total death benefit is the greater of:

   (A) the specified amount (the base specified amount and any specified amount allocated to the ABR and/or
       SCR), plus the excess of premiums paid over partial cash surrenders; or

   (B) (ii) the Applicable Percentage (if you elected the guideline premium test) or the Factor (if you elected the cash value accumulation test) multiplied by the account value on the date of the insured's death.

It is possible that the amount of your insurance coverage under the SCR Rider may be zero if your base and ABR death benefit increases enough due to the IRS minimum death benefit calculation. As an example, if your account value increases over time due to positive investment performance in the subaccounts you choose, and you elect the cash value accumulation test and death benefit option A, your account value multiplied by the cash value accumulation factor could approach or exceed the combined total of your base and ABR specified amount. In that situation, your SCR specified amount would reduce so that your total specified amount remained constant, Eventually, your account value could peak and begin to decline so that, when multiplied by your cash value accumulation test factor, the result becomes less than the combined total of your base and ABR specified amount. In that situation, your SCR specified amount would increase so that your total specified amount remained constant. The insurance coverage under the SCR Rider can never be less than zero. Even when the insurance coverage is reduced to zero, your SCR Rider remains in effect until you remove it from your policy. Therefore, if the base and ABR death benefit decreases to below the total death benefit, the SCR Rider increases to maintain the total death benefit.

There is no defined premium for a given amount of insurance coverage under the SCR Rider. Instead, we deduct a monthly cost of insurance charge from your account value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage multiplied by the net amount at risk attributable to the rider in effect that month. The cost of insurance rates will be determined by us based on the age at issue, gender, and rate class of the insured, as well as the policy year. The current cost of insurance rates for this rider are lower than the cost of insurance rates for the base policy, however, the guaranteed cost of insurance rates are higher.

There may be times in which it will be to your economic advantage to include a significant portion of your insurance coverage under the SCR Rider. In some other circumstances, it may be in your interest to obtain a policy without term insurance rider coverage.
 These circumstances depend on many factors, including the premium levels and the amount and duration of coverage you choose, as well as the age, gender and premium class of the insured.

Changes in Death Benefit Option
You may change the death benefit option on your policy, by notice to us, after the first anniversary of the policy date, subject to the following rules. The effective date of the change will be the monthly date next following the day that we receive and accept notice of the request for change. We may require satisfactory
evidence of insurability.   A change in the death benefit option
may have adverse tax consequences and you should consult your tax adviser before making a change.

When a change from Option A to Option B or from Option C to Option B is made, unless requested by notice to us, the specified amount after the change will be adjusted so that the risk amount is unchanged. When a change from Option B to Option A or from Option C to Option A is made, unless requested by notice to us, the specified amount will not change and the death benefit will be reduced to equal the specified amount.

Changes in Specified Amount
When you apply for your policy, you may allocate part of your initial specified amount to the Accounting Benefit Rider or the Supplemental Coverage Rider (see "Supplemental and/or Rider Benefits", page 30). This allocation will have an effect on the monthly deductions made from your policy. After your policy is issued, you may request a change in the specified amount, by notice to us, subject to the following rules. If a change in the specified amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify your policy as a life insurance contract, we will refund promptly to you the amount of such excess above the premium limitations. Changing the specified amount of your policy may have adverse tax consequences. You should consult counsel or another competent tax adviser before changing the specified amount.

Decrease in Specified Amount. The minimum amount of any decrease in specified amount is $1,000, and any decrease in specified amount will become effective on the monthly date next following the date that notice requesting the decrease is received and approved by us. We reserve the right to decline a requested decrease in the specified amount if compliance with current tax law resulting from this decrease would result in immediate termination of the policy, or if to effect the requested decrease, payments to you would have to be made from the accumulated value for compliance with applicable tax law, and the amount of such payments would exceed the cash surrender value under the policy.

Decreasing the specified amount of the policy may have the effect of decreasing monthly cost of insurance charges but will not
decrease surrender charges or other policy charges.   Decreasing
the specified amount of the policy may have adverse tax consequences and you should consult your tax adviser before making a change. Any decrease in specified amount will be made in proportion to the specified amount attributable to the base policy, the Accounting Benefit Rider and the Supplemental Coverage Rider.

Increase in Specified Amount. Any increase in the specified amount must be at least $1,000 (unless the increase is effected pursuant to a rider providing for automatic increases in specified amount), and you must submit an application. Any increase that is not guaranteed by rider will require satisfactory evidence of insurability and must meet our underwriting rules. If you increase the specified amount, you should contact your agent to assist you in determining if additional premium payments are necessary or appropriate. The increase in specified amount will become effective on the monthly date next following the date the request for the increase is received and approved, and your account value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in specified amount. You can increase your SCR specified amount at any time. You can increase your base specified amount at any time, and your ABR specified amount after your first policy year, so long as your base and ABR specified amounts remain in the same proportions as they were when your policy was issued. SCR and ABR specified amount increases will have an effective date as shown in the supplemental policy schedule you receive at the time of the increase.

A new administrative surrender charge period will apply only to the increased base specified amount, starting with the effective date of the increase.

When Proceeds Are Paid
We will ordinarily pay any death benefit proceeds, loan proceeds, partial cash surrender proceeds, or full surrender proceeds within seven calendar days after receipt at the home office of all the documents required for such a payment. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, we may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading on the New York Stock Exchange is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of separate account assets is not reasonably practicable; (2) the SEC by order permits postponement of payment to protect our policy owners, or (3) the payment requested will come from account values allocated to our guaranteed account.

PLEASE NOTE: IF MANDATED UNDER APPLICABLE LAW, WE MAY BE REQUIRED TO BLOCK YOUR ACCOUNT AND REFUSE TO HONOR ANY REQUEST FOR TRANSFERS, PARTIAL SURRENDERS, LOANS, OR DEATH BENEFITS UNTIL INSTRUCTIONS ARE SECURED FROM THE APPROPRIATE REGULATOR. WE MAY ALSO BE REQUIRED TO PROVIDE ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT TO GOVERNMENT REGULATORS.

Payment Options
Surrender proceeds and death benefit proceeds under the policy are generally payable in a lump sum. We may offer alternative payment options. Your beneficiary should contact us or their Union Central agent for information regarding payment options that may be available at the time of payment. In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the accounts.

                       CASH BENEFITS

Loans
After the first policy year and while the insured is living, and provided your policy is not in the grace period, you may borrow against your policy at any time by submitting notice to the home office. (In certain states, loans may also be available during the first policy year.) The minimum amount of any loan request is $100 (subject to state regulation). The maximum loan amount is equal to the sum of 90% of the variable account, plus 100% of the guaranteed account, less any surrender charges that would be applicable on the effective date of the loan, less loan interest to the annual date. Outstanding loans reduce the amount available for new loans. Loans will be processed as of the date your notice is received and approved. Loan proceeds generally will be sent to you within seven calendar days. Policy loans may have tax consequences and you should consult your tax adviser before making a change.

Interest.
Each year on your policy's annual date we will set the annual loan interest rate. The rate will never be more than the maximum permitted by law, and will not be changed more frequently than once per year. The rate for a policy year may not exceed the maximum limit shown in your policy.

We will notify you of the initial rate of interest when a loan is made. We will notify you at least thirty days in advance of any increase in the annual loan interest rate applicable to any outstanding loan.

Interest accrues daily from the date of the loan and is due and payable at the end of each policy year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the outstanding loan.

Policy Debt.
Outstanding loans (including unpaid interest added to the loan) plus accrued interest not yet due equals the policy debt.

Loan Collateral.
When a policy loan is made, an amount sufficient to secure the loan is transferred out of your policy's variable and guaranteed account value and into your policy's loan account. Thus, a loan will have no immediate effect on the account value, but other policy values, such as the cash surrender value and the death benefit proceeds, will be reduced immediately by the amount transferred to the loan account. This transfer is made against the account value in each subaccount and the guaranteed account in proportion to the account value in each on the effective date of the loan, unless you specify that transfers be made from specific subaccounts. An amount of account value equal to any due and unpaid loan interest which exceeds interest credited to the loan account will also be transferred to the loan account on each annual date. Such interest will be transferred from each subaccount and the guaranteed account in the same proportion that account value in each subaccount and the guaranteed account bears to the total unloaned account value.

The loan account will be credited with interest at an effective annual rate of not less than the annual loan interest rate, less 1.5% during the first ten policy years. Thus, the maximum net cost of a loan per year is 1.5% during the first ten policy years, and 0.50% thereafter (the net cost of a loan is the difference between the rate of interest charged on policy loans and the amount credited on the equivalent amount held in the loan account). We will determine the rate of interest to be credited to the loan account in our sole discretion, and the rate may change from time to time.

Loan Repayment; Effect if Not Repaid.
You may repay all or part of your policy debt at any time while the insured is living and your policy is in force. Loan repayments must be sent to the home office and will be credited as of the valuation period received. You may give us notice that a specific unscheduled premium made while a loan is outstanding is to be applied as a loan repayment. (Loan repayments, unlike unscheduled premiums, are not subject to premium expense charges.) We will apply any planned periodic premiums, and any unscheduled premiums without such notice, as premium payments. When a loan repayment is made, account value in the loan account in an amount equivalent to the repayment is transferred from the loan account to the subaccounts and the guaranteed account. Thus, a loan repayment will have no immediate effect on the account value, but other policy values, such as the cash surrender value, will be increased immediately by the amount of the loan repayment. Amounts will be transferred to the subaccounts and the guaranteed account in accordance with your current net premium allocation instructions.

If the death benefit becomes payable while a loan is outstanding, your policy debt will be deducted in calculating your death benefit proceeds.

If on a monthly date your policy's cash value less any policy debt (the cash surrender value) is less than the amount of the monthly deduction due for the following policy month, your policy will be in default. You, and any assignee of record, will be sent notice of the default. You will have a 61-day grace period to submit a sufficient payment to avoid termination of coverage under your policy. The notice will specify the amount that must be repaid to prevent termination.

Effect of Policy Loan.
A loan, whether or not repaid, will have a permanent effect on your death benefit and policy values because the investment results of the subaccounts of the separate account and current interest rates credited on account value in the guaranteed account will apply only to the non-loaned portion of the account value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the guaranteed account while the loan is outstanding, the effect could be favorable or unfavorable. Loans may increase the potential for lapse if investment results of the subaccounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a policy to terminate. Please consult your tax adviser concerning the tax treatment of policy loans, and the adverse tax consequences if your policy lapses with loans outstanding. In addition, if your policy is a modified endowment contract, loans may be currently taxable and subject to a 10% penalty tax.

Surrendering the Policy for Cash Surrender Value
You may surrender your policy at any time for its cash surrender value by submitting notice to the home office. We may require return of the policy. A surrender charge may apply. A surrender request will be processed as of the date your notice and all required documents are received. Payment will generally be made within seven calendar days. The cash surrender value may be taken in one lump sum or it may be applied to a payment option acceptable to you and to us. Your policy will terminate and cease to be in force if it is surrendered. It cannot later be reinstated. A surrender may result in adverse tax consequences, and if your policy is a modified endowment contract, may also
trigger a 10% penalty tax.   You should consult your tax adviser
before requesting a surrender.

Partial Cash Surrenders
You may make partial cash surrenders under your policy at any time subject to the conditions below. You must submit notice to the home office. Each partial cash surrender must be at least $100. The partial surrender amount may not exceed the cash surrender value. There is no fee or charge imposed on a partial cash surrender. As of the date we receive notice of a partial cash surrender request, the cash value will be reduced by the partial cash surrender amount.

Unless you request that a partial cash surrender be deducted from specified subaccounts, your partial cash surrender amount will be deducted from your account value in the subaccounts and in the guaranteed account pro-rata in proportion to the account value in each.

If death benefit Option A is in effect, we will reduce the specified amount by the partial cash surrender amount. We may reject a partial cash surrender request if the partial cash surrender would cause the policy to fail to qualify as a life insurance contract under applicable tax laws, as we interpret them. If death benefit Option C is in effect, we will reduce the specified amount by the amount surrendered if the total amount of prior partial cash surrenders equal or exceed the total premiums paid.

Partial cash surrender requests will be processed as of the valuation period we receive notice, and generally will be paid within seven calendar days.

A partial cash surrender may result in adverse tax consequences, and if your policy is a modified endowment contract, may also
trigger a 10% penalty tax.   You should consult your tax adviser
before requesting a partial cash surrender.

                LAPSE AND REINSTATEMENT

Lapse
Whether your policy lapses depends on whether its cash surrender value is sufficient to cover the monthly deduction when due. Failure to pay planned periodic premiums will not necessarily cause your policy to lapse. Conversely, paying all planned periodic premiums will not necessarily guarantee that your policy will not lapse (except when the minimum no lapse period is in effect).

If your cash surrender value on a monthly date is less than the amount of the monthly deduction to be deducted on that date and the minimum no lapse period is not in effect, your policy will be in default and a grace period will begin. This could happen if investment experience has been sufficiently unfavorable that it has resulted in a decrease in cash surrender value, or the cash surrender value has decreased because you have not paid sufficient premium payments to offset the monthly deduction, or you have excessive policy debt.

We calculate cash values, surrender values and death benefit amounts for your policy in the same manner without regard to whether your policy is in a lapsed condition.

Any applicable surrender charges will be due in the event of a lapse.

Reinstatement
Your policy may be reinstated within five years after lapse and before the maturity date, subject to compliance with certain conditions, including the payment of a necessary premium payment.
 See your policy for further information.

                  TAX CONSIDERATIONS
Introduction
The following summary provides a general description of the Federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy
In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, your life insurance policy must satisfy certain requirements which are set forth in Internal Revenue Code Section 7702. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard basis should satisfy the applicable requirements. There is less guidance, however, with respect to a policy issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk) and it is not clear whether such a policy will in all cases satisfy the applicable requirements. If it is subsequently determined that your policy does not satisfy the applicable requirements, we may take appropriate steps to bring your policy into compliance with such requirements and we reserve the right to modify your policy as necessary in order to do so.

Section 7702 provides that if one of two alternate tests is met, your policy will be treated as a life insurance policy for federal income tax purposes. These tests are referred to as the "cash value accumulation test" and the "guideline premium test".

Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to account value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person's age, gender, and premium class at any point in time, multiplied by the account value. A table of the Cash Value Accumulation Test factors can be found in the Statement of Additional Information.

The guideline premium test provides for a maximum premium in relation to the death benefit, and a minimum "corridor" of death benefit in relation to account value. A table of the Guideline Premium Test applicable percentages can also be found in the Statement of Additional Information.

Your policy allows you to choose, at the time of application, which of these tests we will apply to your policy. Your choice cannot be changed. Without regard to which test you choose, we will at all times attempt to assure that your policy meets the statutory definition which qualifies your policy as life insurance for federal income tax purposes.

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying variable account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that you should not be treated as the owner of the variable account. We reserve the right to modify your policy to bring it into conformity with applicable standards should such modification be necessary to prevent you from being treated as the owner of the underlying variable account assets.

In addition, the Code requires that the investments of the subaccounts be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the subaccounts, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Policy Benefits

In General.
We believe that the death benefit under your policy should be excludible from the gross income of the beneficiary. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of you or your beneficiary. A competent tax adviser should be consulted on these consequences.

Generally, you will not be deemed to be in constructive receipt of the account value until there is a distribution. When distributions from your policy occur, or when loans are taken out from or secured by your policy, the tax consequences depend on whether your policy is classified as a "Modified Endowment
Contract".

Modified Endowment Contracts.
Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," (MEC) with less favorable tax treatment than other life insurance contracts. Due to the flexibility of your policy as to premiums and benefits, the individual circumstances of your policy will determine whether it is classified as a MEC. In general a policy will be classified as a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid in the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under your policy during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if your policy had originally been issued at the reduced face amount. If there is a "material change" in your policy's benefits or other terms, it may have to be retested as if it were a newly issued policy. A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a MEC, you may have to limit premium payments or limit reductions in benefits. You should consult a tax advisor to determine whether a policy transaction will cause your policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment
Contracts.
Policies classified as Modified Endowment Contracts are subject to the following tax rules:

(1) All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and then, as tax-free recovery of your investment in your policy, but only after all gain has been distributed.

(2) Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

(3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made on or after you have attained age 59 1/2 , are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary or designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract could later become taxable as a distribution from a Modified Endowment Contract.

Multiple Policies.
All Modified Endowment Contracts that are issued by us (or our affiliates) to you during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in your income when a taxable distribution occurs.

Withholding.
To the extent that policy distributions are taxable, they are generally subject to federal income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.
Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of your investment in your policy and thereafter as taxable income. However, certain distributions which must be made in order to enable your policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax treatment of policy loans after the tenth policy year is uncertain and a tax adviser should be consulted.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Policy.
Your investment in your policy is generally your aggregate premiums. When a distribution is taken from your policy, your investment in your policy is reduced by the amount of the distribution that is tax-free.

Policy Loans.
In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when your policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, you should consult a competent tax adviser as to the tax consequences.

Accelerated Benefits Rider.
You should consult a competent tax adviser about the consequences of adding this rider to your policy or requesting payment under this rider.

Continuation of Policy Beyond Age 100.
The tax consequences of continuing your policy beyond the insured's 100th year are unclear. You should consult a competent tax adviser if you intend to keep your policy in force beyond the insured's 100th year.

Business Uses of the Policy.
Businesses can use the policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a competent tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued guidance on split-dollar arrangements. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a competent tax adviser.

Split-Dollar Arrangements.
The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, on July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act").
 The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax.
There may also be an indirect tax upon the income in your policy or the proceeds of your policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

Other Tax Considerations.
The transfer of your policy or designation of a beneficiary may have federal, state and /or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation skipping transfer taxes. For example, if you transfer your policy to, or designate as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below your generation assignment, it may have generation skipping transfer tax consequences under federal tax law. You and your beneficiary's individual situation will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Possible Tax Law Changes.
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of your policy could change by legislation or otherwise. Consult a competent tax adviser with respect to legislative developments and their effect on the policy.

Possible Charges for Union Central's Taxes
At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the subaccounts or to your policy. We reserve the right to charge the subaccounts for any future taxes or economic burden we may incur.

                DISTRIBUTION OF THE POLICIES


We have entered into a distribution agreement with Carillon Investments, Inc. ("Distributor") for the distribution and sale of the policies. Distributor is affiliated with us. Distributor sells the policies through its sales representatives. Distributor also may enter into selling agreements with other broker-dealers who in turn may sell the policies through their sales representatives.

We pay commissions for the sale of the Policies.   The maximum
commissions payable are: 50% of premiums up to the target premium and 2% of premiums above that amount paid in the first policy year; 2% of premium paid in policy years 2 through 11; and 2% of premium paid thereafter as a service fee. In addition, selling agents may be paid a maximum of 15% of planned periodic premiums attributed to the ABR specified amount paid up to an amount equal to one "target premium". A "target premium" is an amount of premium based on the insured's age at issue, gender, rate class, specified amount, and supplemental and/or rider benefits. SCR specified amount does not have planned periodic
premiums attributable to it.   For each premium received following
an increase in specified amount, a first-year commission on such premiums will be paid up to the target premium for the increase in the year in which the increase occurs; the commission will be calculated as described above, with each increase in specified amount beginning its own commission schedule. Substandard risks do not affect target premiums, and have no effect on commissions; riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, in an amount of .20%. Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

Also, Distributor receives .25% from FTVIPT Templeton Foreign Securities Fund, Class 2, .25% from FTVIPT Templeton Growth Securities Fund, Class 2, .25% from Seligman Communications and Information Portfolio (Class 2), and .19% from Seligman Small-Cap Value Portfolio (Class 2 in the form of 12b-1 fees. Class 12b-1 shares of these funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between .05% and .25% of subaccount assets for providing various shareholder support services.

LEGAL PROCEEDINGS

No litigation is pending that would have a material effect upon the separate account.

FINANCIAL STATEMENTS
Union Central's and the separate account's financial statements appear in the Statement of Additional Information, which is available upon request by calling us at 1-800-319-6902.

APPENDIX A - GLOSSARY OF TERMS


account value - The sum of the values in the variable account, the guaranteed account, and the loan account.

age - The insured's age on his or her nearest birthday.

annual date - The same day in each policy year as the policy date.

base specified amount - The specified amount not allocated to the Accounting Benefit Rider ("Term Insurance Rider" in Massachusetts and New York) or Supplemental Coverage Rider.

initial specified amount - The specified amount on the policy date.

issue date - The date from which the suicide and contestable periods start.

loan account - A part of the guaranteed account. When you take out a policy loan, we transfer some of your account value to this account to hold as collateral for the loans.

maturity date - The date of the insured's death.

monthly date - The same day as the policy date for each succeeding month. It defaults to the actual last day of the month if the monthly date is a day that does not exist in that month. For example, if your monthly date is the 31st, it will be the 30th in April, June, September and November and the 28th or 29th in February.

net premium - A premium payment minus the applicable premium expense charge.

owner, you  - The person who owns a policy.

policy date - The date from which policy months, years and anniversaries are measured policy debt - The sum of all outstanding policy loans plus accrued interest.

policy month - Each one-month period beginning with a monthly date and ending the day before the next monthly date.

policy year - Each period of twelve months starting on the policy date and ending the day before the first annual date, or any following year starting on an annual date and ending the day before the next annual date.

portfolio - An investment company or its series, in which we invest premiums allocated to a subaccount of the separate account.

risk amount - On each monthly date, the death benefit under the policy divided by (1 plus the monthly guaranteed interest rate applicable to the guaranteed account) less the account value .

specified amount - A dollar amount used to determine the death benefit under a policy. It includes base specified amount, as well as any specified amount allocated to the Accounting Benefit Rider or Supplemental Coverage Rider. It is commonly referred to as "face amount".

Union Central, we, our, us - The Union Central Life Insurance
Company.

unscheduled premium - Any premium other than a planned periodic premium.

valuation date - Each day on which the New York Stock Exchange is open for business.

valuation period - The interval of time commencing at the close of business on one valuation date and ending at the close of business on the next succeeding valuation date.

APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The tables also show planned periodic premiums accumulated at 5% interest compounded annually. THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that NO amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of .666% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year, before waivers or reimbursements. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.41%, 4.51%, and 10.43%, respectively, during the first ten policy years, and -.91%, 5.03%, and 10.98%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

Certain of the illustrations reflect the choice of guideline premium test or cash value accumulation test.

The illustrations are based on Union Central's gender distinct standard nontobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------

                        VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36           EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO          $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION A
VARIABLE INVESTMENT          USING CURRENT CHARGES             CASH VALUE ACCUM. TEST

                  DEATH BENEFIT              ACCOUNT VALUE             CASH SURRENDER VALUE
             -----------------------   -------------------------    --------------------------
              Assuming Hypothetical      Assuming Hypothetical        Assuming Hypothetical
                  Gross Annual                Gross Annual                 Gross Annual
              Investment Return of        Investment Return of         Investment Return of
END        -------------------------   --------------------------    --------------------------
OF         12%      6%        0%         12%       6%       0%         12%       6%        0%
YEAR       Gross    Gross     Gross      Gross     Gross    Gross      Gross     Gross     Gross
----       -----    -----     -----      -----     -----    -----      -----     -----     -----
1          300,000   300,000 300,000        3,110     2,929  2,748        1,219     1,038    857
2          300,000   300,000 300,000        6,517     5,963  5,431        4,626     4,072  3,540
3          300,000   300,000 300,000       10,251     9,105  8,048        8,360     7,214  6,157
4          300,000   300,000 300,000       14,340    12,355 10,593       12,449    10,464  8,702
5          300,000   300,000 300,000       18,826    15,720 13,070       16,935    13,829 11,180
6          300,000   300,000 300,000       23,736    19,191 15,466       22,034    17,489 13,764
7          300,000   300,000 300,000       29,138    22,794 17,801       27,625    21,282 16,288
8          300,000   300,000 300,000       35,086    26,538 20,078       33,762    25,215 18,754
9          300,000   300,000 300,000       41,645    30,435 22,302       40,511    29,301 21,168
10         300,000   300,000 300,000       48,874    34,483 24,466       47,929    33,538 23,521
15         300,000   300,000 300,000       99,766    58,135 34,720       99,766    58,135 34,720
20         419,892   300,000 300,000      187,055    89,830 45,566      187,055    89,830 45,566
25         640,577   300,000 300,000      329,676   128,992 53,852      329,676   128,992 53,852
30         954,310   302,475 300,000      560,707   177,720 58,292      560,707   177,720 58,292
35       1,411,230   359,896 300,000      932,408   237,785 56,869      932,408   237,785 56,869
40       2,090,116   424,423 300,000    1,527,073   310,090 45,968    1,527,073   310,090 45,968
45       3,122,145   500,600 300,000    2,472,882   396,498 18,118    2,472,882   396,498 18,118
50       4,700,447   591,069       0    3,971,948   499,462      0    3,971,948   499,462      0
55       7,155,135   701,726       0    6,342,553   622,034      0    6,342,553   622,034      0
60      10,904,223   830,242       0   10,146,201   772,526      0   10,146,201   772,526      0
65      16,717,408   980,956       0   16,717,408   980,956      0   16,717,408   980,956      0
70      28,142,860 1,253,972       0   28,142,860 1,253,972      0   28,142,860 1,253,972      0
Age 110 42,690,147 1,526,155       0   42,690,147 1,526,155      0   42,690,147 1,526,155      0


Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense
Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.41%, 4.51%, and 10.43% respectively, during the first ten policy years, and -.91%, 5.03%, and 10.98% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------

                        VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36           EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO          $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION A
VARIABLE INVESTMENT         USING GUARANTEED CHARGES           CASH VALUE ACCUM. TEST

                  DEATH BENEFIT              ACCOUNT VALUE             CASH SURRENDER VALUE
             -----------------------   -------------------------    --------------------------
              Assuming Hypothetical      Assuming Hypothetical        Assuming Hypothetical
                  Gross Annual                Gross Annual                 Gross Annual
              Investment Return of        Investment Return of         Investment Return of
END        -------------------------   --------------------------    --------------------------
OF         12%      6%        0%         12%       6%       0%         12%       6%        0%
YEAR       Gross    Gross     Gross      Gross     Gross    Gross      Gross     Gross     Gross
----       -----    -----     -----      -----     -----    -----      -----     -----     -----
1          300,000   300,000 300,000        2,743     2,575  2,408          852       684    517
2          300,000   300,000 300,000        5,933     5,423  4,932        4,043     3,532  3,042
3          300,000   300,000 300,000        9,426     8,368  7,391        7,535     6,477  5,501
4          300,000   300,000 300,000       13,248    11,411  9,781       11,358     9,521  7,890
5          300,000   300,000 300,000       17,433    14,555 12,098       15,543    12,664 10,208
6          300,000   300,000 300,000       22,012    17,795 14,338       20,310    16,094 12,636
7          300,000   300,000 300,000       27,029    21,139 16,501       25,516    19,626 14,988
8          300,000   300,000 300,000       32,523    24,584 18,580       31,200    23,260 17,257
9          300,000   300,000 300,000       38,550    28,135 20,578       37,416    27,001 19,444
10         300,000   300,000 300,000       45,157    31,789 22,485       44,212    30,844 21,540
15         300,000   300,000 300,000       91,966    53,285 31,565       91,966    53,285 31,565
20         379,595   300,000 300,000      169,103    78,334 37,441      169,103    78,334 37,441
25         565,239   300,000 300,000      290,903   106,665 38,016      290,903   106,665 38,016
30         814,892   300,000 300,000      478,792   137,906 29,502      478,792   137,906 29,502
35       1,153,902   300,000 300,000      762,391   171,648  3,941      762,391   171,648  3,941
40       1,614,905   300,000       -    1,179,876   208,475      -    1,179,876   208,475      -
45       2,247,469   318,064       -    1,780,099   251,921      -    1,780,099   251,921      -
50       3,114,916   352,477       -    2,632,151   297,849      -    2,632,151   297,849      -
55       4,315,877   388,110       -    3,825,738   344,034      -    3,825,738   344,034      -
60       5,987,870   425,780       -    5,571,615   396,181      -    5,571,615   396,181      -
65       8,463,591   470,444       -    8,463,591   470,444      -    8,463,591   470,444      -
70      14,248,001   601,376       -   14,248,001   601,376      -   14,248,001   601,376      -
Age 110 21,612,915   731,909       -   21,612,915   731,909      -   21,612,915   731,909      -


Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of - 1.41%, 4.51%, and 10.43% respectively, during the first ten policy years, and -.91%, 5.03%, and 10.98% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------

                        VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36           EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO          $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION B
VARIABLE INVESTMENT          USING CURRENT CHARGES             CASH VALUE ACCUM. TEST

                  DEATH BENEFIT              ACCOUNT VALUE             CASH SURRENDER VALUE
             -----------------------   -------------------------    --------------------------
              Assuming Hypothetical      Assuming Hypothetical        Assuming Hypothetical
                  Gross Annual                Gross Annual                 Gross Annual
              Investment Return of        Investment Return of         Investment Return of
END        -------------------------   --------------------------    --------------------------
OF         12%      6%        0%         12%       6%       0%         12%       6%        0%
YEAR       Gross    Gross     Gross      Gross     Gross    Gross      Gross     Gross     Gross
----       -----    -----     -----      -----     -----    -----      -----     -----     -----
1          303,104   302,923 302,743        3,104     2,923  2,743        1,213     1,033    852
2          306,498   305,946 305,416        6,498     5,946  5,416        4,607     4,055  3,525
3          310,209   309,069 308,016       10,209     9,069  8,016        8,318     7,178  6,125
4          314,264   312,291 310,539       14,264    12,291 10,539       12,373    10,400  8,649
5          318,699   315,617 312,988       18,699    15,617 12,988       16,809    13,727 11,097
6          323,538   319,037 315,346       23,538    19,037 15,346       21,836    17,335 13,644
7          328,845   322,575 317,637       28,845    22,575 17,637       27,333    21,062 16,125
8          334,670   326,239 319,863       34,670    26,239 19,863       33,347    24,915 18,539
9          341,072   330,038 322,029       41,072    30,038 22,029       39,938    28,903 20,894
10         348,101   333,969 324,126       48,101    33,969 24,126       47,155    33,023 23,180
15         396,772   356,515 333,840       96,772    56,515 33,840       96,772    56,515 33,840
20         480,117   386,527 344,122      180,117    86,527 44,122      180,117    86,527 44,122
25         616,909   421,821 351,269      316,909   121,821 51,269      316,909   121,821 51,269
30         918,747   461,775 353,599      539,812   161,775 53,599      539,812   161,775 53,599
35       1,359,897   504,639 348,671      898,492   204,639 48,671      898,492   204,639 48,671
40       2,015,194   546,599 332,792    1,472,334   246,599 32,792    1,472,334   246,599 32,792
45       3,011,231   580,071 300,030    2,385,033   280,071     30    2,385,033   280,071     30
50       4,534,391   592,013       0    3,831,629   292,013      0    3,831,629   292,013      0
55       6,903,237   561,331       0    6,119,262   261,331      0    6,119,262   261,331      0
60      10,521,174   460,580       0    9,789,779   160,580      0    9,789,779   160,580      0
65      16,125,221     8,781       0   16,125,221     8,781      0   16,125,221     8,781      0
70      27,145,945    11,225       0   27,145,945    11,225      0   27,145,945    11,225      0
Age 110 41,177,918    13,662       0   41,177,918    13,662      0   41,177,918    13,662      0


Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of - 1.41%, 4.51%, and 10.43% respectively, during the first ten policy years, and -.91%, 5.03%, and 10.98% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------

                        VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36           EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO          $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION B
VARIABLE INVESTMENT         USING GUARANTEED CHARGES           CASH VALUE ACCUM. TEST

                  DEATH BENEFIT              ACCOUNT VALUE             CASH SURRENDER VALUE
             -----------------------   -------------------------    --------------------------
              Assuming Hypothetical      Assuming Hypothetical        Assuming Hypothetical
                  Gross Annual                Gross Annual                 Gross Annual
              Investment Return of        Investment Return of         Investment Return of
END        -------------------------   --------------------------    --------------------------
OF         12%      6%        0%         12%       6%       0%         12%       6%        0%
YEAR       Gross    Gross     Gross      Gross     Gross    Gross      Gross     Gross     Gross
----       -----    -----     -----      -----     -----    -----      -----     -----     -----
1          302,737   302,570 302,403        2,737     2,570  2,403         847      679     512
2          305,915   305,406 304,918        5,915     5,406  4,918       4,025    3,515   3,027
3          309,387   308,334 307,361        9,387     8,334  7,361       7,496    6,443   5,471
4          313,176   311,350 309,729       13,176    11,350  9,729      11,285    9,459   7,838
5          317,312   314,456 312,019       17,312    14,456 12,019      15,421   12,566  10,128
6          321,823   317,648 314,223       21,823    17,648 14,223      20,121   15,946  12,521
7          326,747   320,927 316,343       26,747    20,927 16,343      25,234   19,415  14,830
8          332,118   324,291 318,370       32,118    24,291 18,370      30,794   22,967  17,046
9          337,983   327,741 320,306       37,983    27,741 20,306      36,848   26,607  19,172
10         344,379   331,270 322,141       44,379    31,270 22,141      43,434   30,325  21,195
15         388,809   351,572 330,632       88,809    51,572 30,632      88,809   51,572  30,632
20         459,195   373,668 335,375      159,195    73,668 35,375     159,195   73,668  35,375
25         569,876   395,098 333,973      269,876    95,098 33,973     269,876   95,098  33,973
30         753,948   410,942 322,548      442,984   110,942 22,548     442,984  110,942  22,548
35       1,069,952   411,539       0      706,924   111,539      0     706,924  111,539       0
40       1,499,492   378,559       0    1,095,554    78,559      0   1,095,554   78,559       0
45       2,088,709         0       0    1,654,354         0      0   1,654,354        0       0
50       2,896,585         0       0    2,447,658         0      0   2,447,658        0       0
55       4,014,967         0       0    3,559,002         0      0   3,559,002        0       0
60       5,571,908         0       0    5,184,569         0      0   5,184,569        0       0
65       7,539,443         0       0    7,539,443         0      0   7,539,443        0       0
70      12,692,248         0       0   12,692,248         0      0  12,692,248        0       0
Age 110 19,252,981         0       0   19,252,981         0      0  19,252,981        0       0


Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of - 1.41%, 4.51%, and 10.43% respectively, during the first ten policy years, and -.91%, 5.03%, and 10.98% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------

                        VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36           EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO          $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION A
VARIABLE INVESTMENT          USING CURRENT CHARGES             GUIDELINE PREMIUM TEST

                  DEATH BENEFIT              ACCOUNT VALUE             CASH SURRENDER VALUE
             -----------------------   -------------------------    --------------------------
              Assuming Hypothetical      Assuming Hypothetical        Assuming Hypothetical
                  Gross Annual                Gross Annual                 Gross Annual
              Investment Return of        Investment Return of         Investment Return of
END        -------------------------   --------------------------    --------------------------
OF         12%      6%        0%         12%       6%       0%         12%       6%        0%
YEAR       Gross    Gross     Gross      Gross     Gross    Gross      Gross     Gross     Gross
----       -----    -----     -----      -----     -----    -----      -----     -----     -----
1          300,000   300,000 300,000        3,110     2,929  2,748        1,219     1,038     857
2          300,000   300,000 300,000        6,517     5,963  5,431        4,626     4,072   3,540
3          300,000   300,000 300,000       10,251     9,105  8,048        8,360     7,214   6,157
4          300,000   300,000 300,000       14,340    12,355 10,593       12,449    10,464   8,702
5          300,000   300,000 300,000       18,826    15,720 13,070       16,935    13,829  11,180
6          300,000   300,000 300,000       23,736    19,191 15,466       22,034    17,489  13,764
7          300,000   300,000 300,000       29,138    22,794 17,801       27,625    21,282  16,288
8          300,000   300,000 300,000       35,086    26,538 20,078       33,762    25,215  18,754
9          300,000   300,000 300,000       41,645    30,435 22,302       40,511    29,301  21,168
10         300,000   300,000 300,000       48,874    34,483 24,466       47,929    33,538  23,521
15         300,000   300,000 300,000       99,766    58,135 34,720       99,766    58,135  34,720
20         300,000   300,000 300,000      187,792    89,830 45,566      187,792    89,830  45,566
25         436,837   300,000 300,000      336,029   128,992 53,852      336,029   128,992  53,852
30         699,897   300,000 300,000      583,247   177,722 58,292      583,247   177,722  58,292
35       1,143,429   300,000 300,000      994,286   239,980 56,869      994,286   239,980  56,869
40       1,766,475   338,819 300,000    1,682,357   322,685 45,968    1,682,357   322,685  45,968
45       2,974,889   449,841 300,000    2,833,228   428,420 18,118    2,833,228   428,420  18,118
50       4,972,023   588,146       0    4,735,260   560,139      0    4,735,260   560,139       0
55       8,240,455   757,953       0    7,848,052   721,860      0    7,848,052   721,860       0
60      13,109,228   933,112       0   13,109,228   933,112      0   13,109,228   933,112       0
65      22,087,834 1,208,518       0   22,087,834 1,208,518      0   22,087,834 1,208,518       0
70      37,183,683 1,544,869       0   37,183,683 1,544,869      0   37,183,683 1,544,869       0
Age 110 56,404,249 1,880,193       0   56,404,249 1,880,193      0   56,404,249 1,880,193       0


Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of - 1.41%, 4.51%, and 10.43% respectively, during the first ten policy years, and -.91%, 5.03%, and 10.98% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------

                        VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36           EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO          $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION A
VARIABLE INVESTMENT         USING GUARANTEED CHARGES           GUIDELINE PREMIUM TEST

                  DEATH BENEFIT              ACCOUNT VALUE             CASH SURRENDER VALUE
             -----------------------   -------------------------    --------------------------
              Assuming Hypothetical      Assuming Hypothetical        Assuming Hypothetical
                  Gross Annual                Gross Annual                 Gross Annual
              Investment Return of        Investment Return of         Investment Return of
END        -------------------------   --------------------------    --------------------------
OF         12%      6%        0%         12%       6%       0%         12%       6%        0%
YEAR       Gross    Gross     Gross      Gross     Gross    Gross      Gross     Gross     Gross
----       -----    -----     -----      -----     -----    -----      -----     -----     -----
1          300,000   300,000 300,000        2,743     2,575  2,408          852       684    517
2          300,000   300,000 300,000        5,933     5,423  4,932        4,043     3,532  3,042
3          300,000   300,000 300,000        9,426     8,368  7,391        7,535     6,477  5,501
4          300,000   300,000 300,000       13,248    11,411  9,781       11,358     9,521  7,890
5          300,000   300,000 300,000       17,433    14,555 12,098       15,543    12,664 10,208
6          300,000   300,000 300,000       22,012    17,795 14,338       20,310    16,094 12,636
7          300,000   300,000 300,000       27,029    21,139 16,501       25,516    19,626 14,988
8          300,000   300,000 300,000       32,523    24,584 18,580       31,200    23,260 17,257
9          300,000   300,000 300,000       38,550    28,135 20,578       37,416    27,001 19,444
10         300,000   300,000 300,000       45,157    31,789 22,485       44,212    30,844 21,540
15         300,000   300,000 300,000       91,966    53,285 31,565       91,966    53,285 31,565
20         300,000   300,000 300,000      169,913    78,334 37,441      169,913    78,334 37,441
25         392,459   300,000 300,000      301,892   106,665 38,016      301,892   106,665 38,016
30         623,997   300,000 300,000      519,997   137,906 29,502      519,997   137,906 29,502
35       1,007,993   300,000 300,000      876,516   171,648  3,941      876,516   171,648  3,941
40       1,541,105   300,000       0    1,467,719   208,475      0    1,467,719   208,475      0
45       2,567,535   300,000       0    2,445,271   254,287      0    2,445,271   254,287      0
50       4,211,265   344,702       0    4,010,729   328,288      0    4,010,729   328,288      0
55       6,766,637   438,203       0    6,444,416   417,337      0    6,444,416   417,337      0
60      10,593,065   538,349       0   10,593,065   538,349      0   10,593,065   538,349      0
65      17,851,575   703,524       0   17,851,575   703,524      0   17,851,575   703,524      0
70      30,052,169   899,327       0   30,052,169   899,327      0   30,052,169   899,327      0
Age 110 45,586,394 1,094,532       0   45,586,394 1,094,532      0   45,586,394 1,094,532      0


Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of - 1.41%, 4.51%, and 10.43% respectively, during the first ten policy years, and -.91%, 5.03%, and 10.98% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------

                        VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36           EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO          $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION B
VARIABLE INVESTMENT          USING CURRENT CHARGES             GUIDELINE PREMIUM TEST

                  DEATH BENEFIT              ACCOUNT VALUE             CASH SURRENDER VALUE
             -----------------------   -------------------------    --------------------------
              Assuming Hypothetical      Assuming Hypothetical        Assuming Hypothetical
                  Gross Annual                Gross Annual                 Gross Annual
              Investment Return of        Investment Return of         Investment Return of
END        -------------------------   --------------------------    --------------------------
OF         12%      6%        0%         12%       6%       0%         12%       6%        0%
YEAR       Gross    Gross     Gross      Gross     Gross    Gross      Gross     Gross     Gross
----       -----    -----     -----      -----     -----    -----      -----     -----     -----
1          303,104   302,923 302,743        3,104     2,923  2,743        1,213     1,033    852
2          306,498   305,946 305,416        6,498     5,946  5,416        4,607     4,055  3,525
3          310,209   309,069 308,016       10,209     9,069  8,016        8,318     7,178  6,125
4          314,264   312,291 310,539       14,264    12,291 10,539       12,373    10,400  8,649
5          318,699   315,617 312,988       18,699    15,617 12,988       16,809    13,727 11,097
6          323,538   319,037 315,346       23,538    19,037 15,346       21,836    17,335 13,644
7          328,845   322,575 317,637       28,845    22,575 17,637       27,333    21,062 16,125
8          334,670   326,239 319,863       34,670    26,239 19,863       33,347    24,915 18,539
9          341,072   330,038 322,029       41,072    30,038 22,029       39,938    28,903 20,894
10         348,101   333,969 324,126       48,101    33,969 24,126       47,155    33,023 23,180
15         396,772   356,515 333,840       96,772    56,515 33,840       96,772    56,515 33,840
20         480,117   386,527 344,122      180,117    86,527 44,122      180,117    86,527 44,122
25         616,909   421,821 351,269      316,909   121,821 51,269      316,909   121,821 51,269
30         841,286   461,775 353,599      541,286   161,775 53,599      541,286   161,775 53,599
35       1,209,657   504,639 348,671      909,657   204,639 48,671      909,657   204,639 48,671
40       1,815,235   546,599 332,792    1,515,235   246,599 32,792    1,515,235   246,599 32,792
45       2,812,104   580,071 300,030    2,512,104   280,071     30    2,512,104   280,071     30
50       4,456,290   592,013       0    4,156,290   292,013      0    4,156,290   292,013      0
55       7,216,301   561,331       0    6,872,668   261,331      0    6,872,668   261,331      0
60      11,686,470   460,580       0   11,386,470   160,580      0   11,386,470   160,580      0
65      18,964,953     8,781       0   18,964,953     8,781      0   18,964,953     8,781      0
70      31,926,481    11,225       0   31,926,481    11,225      0   31,926,481    11,225      0
Age 110 48,429,555    13,662       0   48,429,555    13,662      0   48,429,555    13,662      0


Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of - 1.41%, 4.51%, and 10.43% respectively, during the first ten policy years, and -.91%, 5.03%, and 10.98% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------

                        VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36           EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO          $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION B
VARIABLE INVESTMENT         USING GUARANTEED CHARGES           GUIDELINE PREMIUM TEST

                  DEATH BENEFIT              ACCOUNT VALUE             CASH SURRENDER VALUE
             -----------------------   -------------------------    --------------------------
              Assuming Hypothetical      Assuming Hypothetical        Assuming Hypothetical
                  Gross Annual                Gross Annual                 Gross Annual
              Investment Return of        Investment Return of         Investment Return of
END        -------------------------   --------------------------    --------------------------
OF         12%      6%        0%         12%       6%       0%         12%       6%        0%
YEAR       Gross    Gross     Gross      Gross     Gross    Gross      Gross     Gross     Gross
----       -----    -----     -----      -----     -----    -----      -----     -----     -----
1          302,737   302,570 302,403        2,737     2,570  2,403          847       679    512
2          305,915   305,406 304,918        5,915     5,406  4,918        4,025     3,515  3,027
3          309,387   308,334 307,361        9,387     8,334  7,361        7,496     6,443  5,471
4          313,176   311,350 309,729       13,176    11,350  9,729       11,285     9,459  7,838
5          317,312   314,456 312,019       17,312    14,456 12,019       15,421    12,566 10,128
6          321,823   317,648 314,223       21,823    17,648 14,223       20,121    15,946 12,521
7          326,747   320,927 316,343       26,747    20,927 16,343       25,234    19,415 14,830
8          332,118   324,291 318,370       32,118    24,291 18,370       30,794    22,967 17,046
9          337,983   327,741 320,306       37,983    27,741 20,306       36,848    26,607 19,172
10         344,379   331,270 322,141       44,379    31,270 22,141       43,434    30,325 21,195
15         388,809   351,572 330,632       88,809    51,572 30,632       88,809    51,572 30,632
20         459,195   373,668 335,375      159,195    73,668 35,375      159,195    73,668 35,375
25         569,876   395,098 333,973      269,876    95,098 33,973      269,876    95,098 33,973
30         743,022   410,942 322,548      443,022   110,942 22,548      443,022   110,942 22,548
35       1,012,059   411,539       0      712,059   111,539      0      712,059   111,539      0
40       1,426,741   378,559       0    1,126,741    78,559      0    1,126,741    78,559      0
45       2,062,439         0       0    1,762,439         0      0    1,762,439         0      0
50       3,037,513         0       0    2,737,513         0      0    2,737,513         0      0
55       4,533,974         0       0    4,233,974         0      0    4,233,974         0      0
60       6,856,267         0       0    6,556,267         0      0    6,556,267         0      0
65       9,889,805         0       0    9,889,805         0      0    9,889,805         0      0
70      16,648,956         0       0   16,648,956         0      0   16,648,956         0      0
Age 110 25,254,945         0       0   25,254,945         0      0   25,254,945         0      0


Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of - 1.41%, 4.51%, and 10.43% respectively, during the first ten policy years, and -.91%, 5.03%, and 10.98% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------

                        VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36           EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO          $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION C
VARIABLE INVESTMENT         USING GUARANTEED CHARGES           GUIDELINE PREMIUM TEST

                  DEATH BENEFIT              ACCOUNT VALUE             CASH SURRENDER VALUE
             -----------------------   -------------------------    --------------------------
              Assuming Hypothetical      Assuming Hypothetical        Assuming Hypothetical
                  Gross Annual                Gross Annual                 Gross Annual
              Investment Return of        Investment Return of         Investment Return of
END        -------------------------   --------------------------    --------------------------
OF         12%      6%        0%         12%       6%       0%         12%       6%        0%
YEAR       Gross    Gross     Gross      Gross     Gross    Gross      Gross     Gross     Gross
----       -----    -----     -----      -----     -----    -----      -----     -----     -----
1          303,500   303,500 303,500        2,736     2,569  2,402          846       678    511
2          307,000   307,000 307,000        5,912     5,402  4,913        4,021     3,512  3,022
3          310,500   310,500 310,500        9,381     8,326  7,352        7,490     6,435  5,461
4          314,000   314,000 314,000       13,166    11,336  9,712       11,276     9,445  7,821
5          317,500   317,500 317,500       17,300    14,435 11,990       15,410    12,544 10,100
6          321,000   321,000 321,000       21,810    17,617 14,180       20,108    15,915 12,478
7          324,500   324,500 324,500       26,737    20,885 16,280       25,224    19,373 14,767
8          328,000   328,000 328,000       32,115    24,236 18,282       30,792    22,912 16,959
9          331,500   331,500 331,500       37,996    27,671 20,188       36,861    26,537 19,053
10         335,000   335,000 335,000       44,421    31,184 21,984       43,475    30,238 21,038
15         352,500   352,500 352,500       89,446    51,396 30,115       89,446    51,396 30,115
20         370,000   370,000 370,000      162,837    73,482 33,946      162,837    73,482 33,946
25         387,500   387,500 387,500      285,452    95,197 30,194      285,452    95,197 30,194
30         591,264   405,000 405,000      492,720   111,843 12,565      492,720   111,843 12,565
35         956,441   422,500       0      831,688   112,719      0      831,688   112,719      0
40       1,463,472   440,000       0    1,393,783    70,400      0    1,393,783    70,400      0
45       2,439,360         0       0    2,323,200         0      0    2,323,200         0      0
50       4,002,177         0       0    3,811,597         0      0    3,811,597         0      0
55       6,431,798         0       0    6,125,522         0      0    6,125,522         0      0
60      10,069,971         0       0   10,069,971         0      0   10,069,971         0      0
65      16,970,974         0       0   16,970,974         0      0   16,970,974         0      0
70      28,569,725         0       0   28,569,725         0      0   28,569,725         0      0
Age 110 43,337,662         0       0   43,337,662         0      0   43,337,662         0      0


Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of - 1.41%, 4.51%, and 10.43% respectively, during the first ten policy years, and -.91%, 5.03%, and 10.98% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------

                        VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36           EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO          $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION C
VARIABLE INVESTMENT          USING CURRENT CHARGES             GUIDELINE PREMIUM TEST

                  DEATH BENEFIT              ACCOUNT VALUE             CASH SURRENDER VALUE
             -----------------------   -------------------------    --------------------------
              Assuming Hypothetical      Assuming Hypothetical        Assuming Hypothetical
                  Gross Annual                Gross Annual                 Gross Annual
              Investment Return of        Investment Return of         Investment Return of
END        -------------------------   --------------------------    --------------------------
OF         12%      6%        0%         12%       6%       0%         12%       6%        0%
YEAR       Gross    Gross     Gross      Gross     Gross    Gross      Gross     Gross     Gross
----       -----    -----     -----      -----     -----    -----      -----     -----     -----
1          303,500   303,500 303,500        3,104     2,923  2,742        1,213     1,032    851
2          307,000   307,000 307,000        6,497     5,944  5,413        4,606     4,053  3,522
3          310,500   310,500 310,500       10,207     9,064  8,009        8,316     7,173  6,118
4          314,000   314,000 314,000       14,261    12,282 10,526       12,370    10,391  8,636
5          317,500   317,500 317,500       18,697    15,604 12,966       16,806    13,713 11,075
6          321,000   321,000 321,000       23,540    19,018 15,312       21,838    17,316 13,611
7          324,500   324,500 324,500       28,856    22,550 17,588       27,343    21,037 16,076
8          328,000   328,000 328,000       34,697    26,207 19,795       33,373    24,884 18,471
9          331,500   331,500 331,500       41,124    30,000 21,938       39,990    28,866 20,803
10         335,000   335,000 335,000       48,191    33,925 24,007       47,246    32,980 23,061
15         352,500   352,500 352,500       97,531    56,479 33,463       97,531    56,479 33,463
20         370,000   370,000 370,000      182,787    86,642 43,436      182,787    86,642 43,436
25         424,368   387,500 387,500      326,437   122,646 49,870      326,437   122,646 49,870
30         680,695   405,000 405,000      567,246   164,895 50,503      567,246   164,895 50,503
35       1,112,774   422,500 422,500      967,630   213,993 41,518      967,630   213,993 41,518
40       1,719,756   440,000 440,000    1,637,863   271,201 15,806    1,637,863   271,201 15,806
45       2,896,841   457,500       0    2,758,896   339,837      0    2,758,896   339,837      0
50       4,842,201   475,000       0    4,611,620   430,073      0    4,611,620   430,073      0
55       8,025,912   585,335       0    7,643,726   557,462      0    7,643,726   557,462      0
60      12,768,516   724,951       0   12,768,516   724,951      0   12,768,516   724,951      0
65      21,514,264   942,423       0   21,514,264   942,423      0   21,514,264   942,423      0
70      36,218,108 1,204,715       0   36,218,108 1,204,715      0   36,218,108 1,204,715      0
Age 110 54,939,561 1,466,206       0   54,939,561 1,466,206      0   54,939,561 1,466,206      0


Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Supplemental Coverage Rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of - 1.41%, 4.51%, and 10.43% respectively, during the first ten policy years, and -.91%, 5.03%, and 10.98% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------

                        VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36           EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO          $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION C
VARIABLE INVESTMENT         USING GUARANTEED CHARGES           CASH VALUE ACCUM. TEST

                  DEATH BENEFIT              ACCOUNT VALUE             CASH SURRENDER VALUE
             -----------------------   -------------------------    --------------------------
              Assuming Hypothetical      Assuming Hypothetical        Assuming Hypothetical
                  Gross Annual                Gross Annual                 Gross Annual
              Investment Return of        Investment Return of         Investment Return of
END        -------------------------   --------------------------    --------------------------
OF         12%      6%        0%         12%       6%       0%         12%       6%        0%
YEAR       Gross    Gross     Gross      Gross     Gross    Gross      Gross     Gross     Gross
----       -----    -----     -----      -----     -----    -----      -----     -----     -----
1          303,500   303,500 303,500        2,736     2,569  2,402          846       678    511
2          307,000   307,000 307,000        5,912     5,402  4,913        4,021     3,512  3,022
3          310,500   310,500 310,500        9,381     8,326  7,352        7,490     6,435  5,461
4          314,000   314,000 314,000       13,166    11,336  9,712       11,276     9,445  7,821
5          317,500   317,500 317,500       17,300    14,435 11,990       15,410    12,544 10,100
6          321,000   321,000 321,000       21,810    17,617 14,180       20,108    15,915 12,478
7          324,500   324,500 324,500       26,737    20,885 16,280       25,224    19,373 14,767
8          328,000   328,000 328,000       32,115    24,236 18,282       30,792    22,912 16,959
9          331,500   331,500 331,500       37,996    27,671 20,188       36,861    26,537 19,053
10         335,000   335,000 335,000       44,421    31,184 21,984       43,475    30,238 21,038
15         352,500   352,500 352,500       89,446    51,396 30,115       89,446    51,396 30,115
20         370,000   370,000 370,000      162,837    73,482 33,946      162,837    73,482 33,946
25         545,778   387,500 387,500      280,887    95,197 30,194      280,887    95,197 30,194
30         788,085   405,000 405,000      463,041   111,843 12,565      463,041   111,843 12,565
35       1,116,994   422,500       0      738,005   112,719      0      738,005   112,719      0
40       1,564,164   440,000       0    1,142,804    70,400      0    1,142,804    70,400      0
45       2,177,671         0       0    1,724,816         0      0    1,724,816         0      0
50       3,018,928         0       0    2,551,040         0      0    2,551,040         0      0
55       4,183,584         0       0    3,708,470         0      0    3,708,470         0      0
60       5,804,995         0       0    5,401,453         0      0    5,401,453         0      0
65       8,205,641         0       0    8,205,641         0      0    8,205,641         0      0
70      13,813,756         0       0   13,813,756         0      0   13,813,756         0      0
Age 110 20,954,206         0       0   20,954,206         0      0   20,954,206         0      0


Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of - 1.41%, 4.51%, and 10.43% respectively, during the first ten policy years, and -.91%, 5.03%, and 10.98% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------------

                        VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36           EXCEL ACCUMULATOR VUL                     $300,000 BASE
STANDARD NONTOBACCO          $3,500 ANNUAL PREMIUM             DEATH BENEFIT OPTION C
VARIABLE INVESTMENT          USING CURRENT CHARGES             CASH VALUE ACCUM. TEST

                  DEATH BENEFIT              ACCOUNT VALUE             CASH SURRENDER VALUE
             -----------------------   -------------------------    --------------------------
              Assuming Hypothetical      Assuming Hypothetical        Assuming Hypothetical
                  Gross Annual                Gross Annual                 Gross Annual
              Investment Return of        Investment Return of         Investment Return of
END        -------------------------   --------------------------    --------------------------
OF         12%      6%        0%         12%       6%       0%         12%       6%        0%
YEAR       Gross    Gross     Gross      Gross     Gross    Gross      Gross     Gross     Gross
----       -----    -----     -----      -----     -----    -----      -----     -----     -----
1          303,500   303,500 303,500        3,104     2,923  2,742        1,213     1,032    851
2          307,000   307,000 307,000        6,497     5,944  5,413        4,606     4,053  3,522
3          310,500   310,500 310,500       10,207     9,064  8,009        8,316     7,173  6,118
4          314,000   314,000 314,000       14,261    12,282 10,526       12,370    10,391  8,636
5          317,500   317,500 317,500       18,697    15,604 12,966       16,806    13,713 11,075
6          321,000   321,000 321,000       23,540    19,018 15,312       21,838    17,316 13,611
7          324,500   324,500 324,500       28,856    22,550 17,588       27,343    21,037 16,076
8          328,000   328,000 328,000       34,697    26,207 19,795       33,373    24,884 18,471
9          331,500   331,500 331,500       41,124    30,000 21,938       39,990    28,866 20,803
10         335,000   335,000 335,000       48,191    33,925 24,007       47,246    32,980 23,061
15         352,500   352,500 352,500       97,531    56,479 33,463       97,531    56,479 33,463
20         410,153   370,000 370,000      182,717    86,642 43,436      182,717    86,642 43,436
25         626,731   387,500 387,500      322,550   122,646 49,870      322,550   122,646 49,870
30         934,505   405,000 405,000      549,071   164,895 50,503      549,071   164,895 50,503
35       1,382,643   422,500 422,500      913,521   213,993 41,518      913,521   213,993 41,518
40       2,048,392   440,000 440,000    1,496,589   271,201 15,806    1,496,589   271,201 15,806
45       3,060,377   457,500       0    2,423,959   339,837      0    2,423,959   339,837      0
50       4,607,971   506,750       0    3,893,805   428,211      0    3,893,805   428,211      0
55       7,014,854   604,600       0    6,218,203   535,938      0    6,218,203   535,938      0
60      10,690,904   718,090       0    9,947,710   668,171      0    9,947,710   668,171      0
65      16,390,735   850,540       0   16,390,735   850,540      0   16,390,735   850,540      0
70      27,592,923 1,087,260       0   27,592,923 1,087,260      0   27,592,923 1,087,260      0
Age 110 41,855,943 1,323,257       0   41,855,943 1,323,257      0   41,855,943 1,323,257      0


Notes concerning this illustration:
(1) Assumes that no policy loans have been made.
(2) Current values reflect applicable Premium Expense Charges and current cost of insurance, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.
(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.
(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of - 1.41%, 4.51%, and 10.43% respectively, during the first ten policy years, and -.91%, 5.03%, and 10.98% thereafter.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND PREVAILING RATES. THE DEATH BENEFIT AND ACCOUNT VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE PORTFOLIOS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                 APPENDIX C--DISCLAIMERS

         (Morgan Stanley, Nasdaq, Russell, S&P)

This fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.
ALTHOUGH MCSI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Product(s) described in this Prospectus is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to The Union Central Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R).
The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 Index(R) or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the Nasdaq-100 Index(R) or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index(R) or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.
The Russell 2000 Index ("Index") is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Index or data included in the Index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Index or any data included therein, or any security (or combination thereof) comprising the Index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Index or any data or any security (or combination thereof) included therein.

"Standard & Poor's(R)", "S&P(R), "S&P 500(R)", "Standard & Poor's 500(R)", "500," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's. See further discussion in the Summit Mutual Funds prospectus.

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees, or by accessing the SEC's website at http://www.sec.gov.
The Statement of Additional Information (SAI) includes additional information about Carillon Life Account and is dated the same date of this Prospectus. A table of contents for the Statement of Additional Information immediately follows the prospectus table of contents. You can request a free copy of the SAI and personalized illustrations of death benefits, cash surrender values, and cash values, or contact us with any questions you may have about your policy, at 1-800-319-6902. Information about your policy is also available at www.unioncentral.com. You can register there for Service Central access.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SAI can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the hours and location of the Public Reference Room can be obtained by calling the SEC at (202) 942-8090. Information and reports are also available on the SEC's website at http://www.sec.gov. Copies of information you see on the SEC website can also be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C., 20549-0102.












Investment Company Act File Number: 811-09076

                    PART B


           INFORMATION REQUIRED IN A
      STATEMENT OF ADDITIONAL INFORMATION

                    CARILLON LIFE ACCOUNT

                               of

           THE UNION CENTRAL LIFE INSURANCE COMPANY

  1876 Waycross Road * Cincinnati, Ohio 45240 * 513-595-2600



             STATEMENT OF ADDITIONAL INFORMATION
    Excel Acculmulator Variable Universal Life Insurance

                        May 1, 2005



This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Life Account's ("CLA") current Prospectus, dated May 1, 2005, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at (800) 319-6902, or writing to P.O. Box 40409, Cincinnati, Ohio 45240-0409.





TABLE OF CONTENTS

TABLE OF CONTENTS . . . . . . . . . . . . . .. ... . . 1
General Information and History . . . . . . . . . . . .2
Multiple Beneficiaries. . . . . . . . . . . . . . . . .2
Additional Information about Operation of Contracts and Carillon
Life Account . . . . . . . . . . . . . . . . .2
Reports to Policy Owners. . . . . . . . . . . . . . . .2
Assignment. . . . . . . . . . . . . . . . . . . . . . .3
Distribution of the Policies. . . . . . . . . . . . . .3
Custody of Assets . . . . . . . . . . . . . . . . . . .4
Independent Registered Public Accounting Firm . . . . .4

Appendix A (Guideline Premium and
  Cash Value Accumulation Test Factors) . . . . . . .A-1
Appendix B (Enhanced Death Benefit Option Tables) . .B-1
Appendices C and D (Financial Statements of CLA
  and of Union Central) . . . . . . . . . . . . . . .C-1

General Information and History
The Union Central Life Insurance Company was formed as a mutual life insurance company in 1867, under the laws of the State of Ohio. We are owned by our policyholders. The Union Central Life Insurance Company is subject to regulation by the Department of Insurance of the State of Ohio as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions.
 A subsidiary of Union Central, Carillon Investments, Inc., is the
principal underwriter of the contracts.   On or about January 28,
2005, the boards of directors of Union Central and The Ameritas Acacia Companies of Lincoln, Nebraska voted to combine at the mutual holding company level. This transaction is subject to appropriate regulatory approval and the approval of the members and policyholders of both insurance companies.

Carillon Life Account was established under Ohio law on July 10,
1995.  It is registered with the Securities and Exchange
Commission as a unit investment trust under the Investment Company Act of 1940 and is a separate account within the meaning of the federal securities laws.

Multiple Beneficiaries
When policies have multiple beneficiaries, we provide each beneficiary with payment option information, as described in the prospectus. Generally, death benefits are paid in a lump sum as described in the prospectus. Unless the owner of the contract made an election as to how the beneficiaries would be paid, each beneficiary can make his or her own election as to payment of proceeds. The death benefit proceeds are equal to the sum of the death benefit under the death benefit option selected calculated on the date of the insured's death, plus any supplemental and/or rider benefits, minus any policy debt on that date. If part or all of the death benefit is paid in one sum, we will pay interest on this sum as required by applicable state law from the date of the insured's death to the date of payment to each beneficiary.

Additional Information about Operation of Contracts and Carillon
Life Account
Carillon Life Account has participation agreements with the various underlying investment options in order to provide the options in the contracts. These agreements describe the rights and responsibilities of Union Central, Carillon Investments, and the applicable fund family as they relate to the use of the fund option in the contracts. The participation agreements are filed as exhibits to this registration statement.

Reports to Policy Owners
Each year you will be sent a report at your last known address showing, as of the end of the current report period: account value; cash value; death benefit; amount of interest credited to the guaranteed account; change in value of the variable account; premiums paid since the last report; loans; partial cash surrenders; expense charges; and cost of insurance charges since the prior report; and any other information required by law. You will receive similar reports each calendar quarter as well. You will also be sent an annual and a semi-annual report for each portfolio underlying a subaccount to which you have allocated account value, including a list of the securities held in each portfolio, as required by the 1940 Act. In addition, when you pay premium payments, or if you take out a loan, transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of premium payments automatically deducted from your checking account, portfolio rebalancing, dollar cost averaging, and earnings sweeps.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

Assignment
You may assign your policy in accordance with its terms. In order for any assignment to be binding on us, it must be in writing and filed at the home office. Once we have received a signed copy of the assignment, your rights and the interest of any beneficiary (or any other person) will be subject to the assignment. We assume no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any policy debt.

Distribution of the Policies
The principal underwriter of the policies is Carillon Investments, Inc. ("Distributor"), a wholly-owned subsidiary of Union Central, located at 1876 Waycross Road, Cincinnati, Ohio 45240. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc.
(the "NASD").   More information about Distributor and its
registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

We offer the policies to the public on a continuous basis through the Distributor. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

Distributor offers the policies through its sales representatives.
 Distributor also may enter into selling agreements with other broker-dealers for sales of the policies through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

Commissions paid on the policy, as well as other incentives or payments, are not charged directly to the policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the policy.

Distributor received sales compensation with respect to the Policies issued under this separate account the following amounts during the periods indicated:

YEAR          AMOUNT
2004        $4,519,575
2003        $2,758,161
2002        $3,371,076

Under the underwriting agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and Distributor pays all other expenses of distributing the policies, for which it receives a concession, based on a percentage of commissions paid. Because Distributor is our subsidiary, we also pay for Distributor's operating and other expenses.

Because sales representatives of Distributor are also insurance agents of the Insurer, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that the Insurer offers. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the policies may help sales representatives qualify for such benefits. Sales representatives may receive other payments from the Insurer for services that do not directly involve the sale of the policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, Distributor sales representatives who meet certain Insurer productivity, persistency and length of service standards may be eligible for additional compensation.

We may pay certain broker-dealers an additional bonus after the first policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular policy year. These broker-dealers may share the bonus or other additional compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their sales expenses.

Also, Carillon Investments receives .25% from FTVIPT Templeton Foreign Securities Fund, Class 2, .25% from FTVIPT Templeton Growth Securities Fund, Class 2, .25% from Seligman Communications and Information Portfolio (Class 2), and .19% from Seligman Small-Cap Value Portfolio (Class 2), in the form of 12b-1 fees. Class 12b-1 shares of these funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between .05% and .25% of subaccount assets for providing various shareholder support services.

From time to time we, in conjunction with Distributor, may conduct special sales programs. During 2003, we conducted no special sales programs.

Custody of Assets
Title to the assets of Carillon Life Account is held by Union
Central. Records are maintained of all purchases and redemptions of portfolio shares held by each of the subaccounts.

Independent Registered Public Accounting Firm
The financial statements of Carillon Life Account at December 31, 2004 and 2003 and for the periods then ended, and of The Union Central Life Insurance Company at December 31, 2004 and 2003 and for the years then ended, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

                               APPENDIX A

       (Guideline Premium and Cash Value Accumulation Test Factors)
                        APPLICABLE PERCENTAGES
                      FOR GUIDELINE PREMIUM TEST


Attained             Attained             Attained             Attained
  Age     Percentage   Age     Percentage   Age     Percentage   Age    Percentage
 0-40       250%       50        185%       60        130%         70     115%
  41        243%       51        178%       61        128%         71     113%
  42        236%       52        171%       62        126%         72     111%
  43        229%       53        164%       63        124%         73     109%
  44        222%       54        157%       64        122%         74     107%
  45        215%       55        150%       65        120%       75-90    105%
  46        209%       56        146%       66        119%         91     104%
  47        203%       57        142%       67        118%         92     103%
  48        197%       58        138%       68        117%         93     102%
  49        191%       59        134%       69        116%         94     101%
                                                                   95+    100%



                CASH VALUE ACCUMULATION TEST FACTORS
                ------------------------------------
Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
0       10.305339   12.328613   12.905375   14.400205   10.729130   12.690296
1       10.302775   12.433210   12.842876   14.393759   10.718089   12.777711
2       10.004064   12.100076   12.474863   14.000035   10.408917   12.435537
3        9.704018   11.761333   12.105296   13.601929   10.096977   12.085904
4        9.409393   11.427051   11.740617   13.207621    9.790631   11.740942
5        9.118833   11.095226   11.381260   12.817688    9.488402   11.398522
6        8.831292   10.764293   11.028752   12.434115    9.189920   11.058119
7        8.547989   10.436121   10.681157   12.054451    8.895666   10.720472
8        8.268091   10.109473   10.340936   11.681900    8.606077   10.386263
9        7.993301    9.786999   10.007284   11.315472    8.321540   10.056119
10       7.724988    9.470876    9.681305   10.956645    8.043556    9.732349
11       7.463726    9.162082    9.363064   10.605559    7.772764    9.415993
12       7.211778    8.864236    9.054096   10.264275    7.511145    9.110140
13       6.970409    8.579450    8.755565    9.934385    7.260649    8.817864
14       6.741300    8.310525    8.467023    9.615385    7.021827    8.540163
15       6.524165    8.057213    8.189252    9.308383    6.794998    8.277697
16       6.329704    7.817002    7.926717    9.011951    6.590095    8.027973
17       6.146214    7.588787    7.673348    8.725571    6.395773    7.789967
18       5.971489    7.370139    7.428681    8.448763    6.210466    7.561744
19       5.802813    7.158110    7.192288    8.180481    6.031588    7.340232
20       5.639545    6.952385    6.963344    7.920406    5.858463    7.125145
21       5.480123    6.751081    6.741154    7.668239    5.689681    6.915377
22       5.323732    6.553034    6.525130    7.422720    5.524084    6.709622
23       5.169270    6.357664    6.315470    7.184194    5.361217    6.506829
24       5.016692    6.165181    6.111654    6.952052    5.200723    6.307553
25       4.865986    5.975470    5.914143    6.726976    5.042752    6.111610
26       4.716989    5.788468    5.722151    6.507992    4.886855    5.919171
27       4.570103    5.604683    5.536325    6.295676    4.733611    5.730385
28       4.426140    5.424781    5.356173    6.089492    4.583663    5.545903
29       4.285165    5.248833    5.181499    5.889580    4.437200    5.365509
30       4.147769    5.077320    5.012532    5.695737    4.294514    5.190153
31       4.014152    4.910214    4.849218    5.508028    4.155953    5.019310
32       3.884568    4.748027    4.691119    5.325990    4.021640    4.853521
33       3.758869    4.590624    4.538187    5.149669    3.891414    4.692642
34       3.637311    4.438189    4.390196    4.978864    3.765444    4.536704
35       3.519878    4.290684    4.247503    4.813947    3.643729    4.386154
36       3.406521    4.148183    4.109421    4.654289    3.526327    4.240451
37       3.297248    4.010453    3.976601    4.500340    3.413160    4.099797
38       3.192171    3.877625    3.849160    4.352099    3.304363    3.964064
39       3.091199    3.749545    3.726929    4.209377    3.199854    3.833336
40       2.994283    3.626149    3.609820    4.072108    3.099590    3.707427
41       2.901340    3.507258    3.497713    3.940071    3.003434    3.586148
42       2.812370    3.392856    3.390714    3.813266    2.911462    3.469489
43       2.727082    3.282660    3.288233    3.691336    2.823317    3.357070
44       2.645437    3.176623    3.189976    3.573958    2.738924    3.248937
45       2.567192    3.074470    3.095603    3.460838    2.658001    3.144733
46       2.492318    2.976198    3.004871    3.351792    2.580543    3.044532
47       2.420497    2.881648    2.917553    3.246638    2.506194    2.948053
48       2.351614    2.790662    2.833491    3.145269    2.434858    2.855152
49       2.285483    2.703081    2.752477    3.047568    2.366358    2.765783

Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
50       2.222067    2.618833    2.674411    2.953348    2.300617    2.679731
51       2.161199    2.537744    2.599315    2.862597    2.237513    2.596883
52       2.102910    2.459835    2.526934    2.775168    2.177026    2.517275
53       2.047148    2.385080    2.457263    2.691007    2.119133    2.440824
54       1.993924    2.313391    2.390373    2.610127    2.063833    2.367496
55       1.943211    2.244749    2.326033    2.532298    2.011090    2.297257
56       1.894852    2.179044    2.264092    2.457384    1.960727    2.229955
57       1.848737    2.116178    2.204319    2.385176    1.912628    2.165461
58       1.804661    2.055966    2.146429    2.315451    1.866569    2.103639
59       1.762500    1.998272    2.090150    2.247951    1.822409    2.044324
60       1.722076    1.943050    2.035381    2.182584    1.779977    1.987396
61       1.683367    1.890227    1.982107    2.119382    1.739235    1.932859
62       1.646388    1.839728    1.930542    2.058388    1.700230    1.880629
63       1.611157    1.791531    1.880817    1.999752    1.663000    1.830719
64       1.577713    1.745625    1.833298    1.943633    1.627627    1.783161
65       1.546027    1.701976    1.787943    1.890080    1.594073    1.737914
66       1.516028    1.660496    1.744728    1.838944    1.562272    1.694872
67       1.487547    1.621036    1.703334    1.790070    1.532037    1.653905
68       1.460444    1.583475    1.663585    1.743191    1.503212    1.614851
69       1.434542    1.547672    1.625046    1.698052    1.475565    1.577550
70       1.409753    1.513532    1.587722    1.654527    1.449021    1.541904
71       1.386077    1.481046    1.551504    1.612635    1.423544    1.507912
72       1.363529    1.450650    1.516670    1.572459    1.399197    1.475929
73       1.342196    1.421559    1.483432    1.534168    1.376080    1.445325
74       1.322153    1.394245    1.451979    1.497907    1.354284    1.416538
75       1.303393    1.368707    1.422396    1.463733    1.333815    1.389551
76       1.285968    1.344816    1.394629    1.431599    1.314704    1.364260
77       1.269734    1.322428    1.368542    1.401377    1.296805    1.340517
78       1.254509    1.301375    1.343930    1.372879    1.279916    1.318151
79       1.240077    1.281459    1.320578    1.345918    1.263818    1.296957
80       1.226304    1.262553    1.298357    1.320370    1.248377    1.276814
81       1.213154    1.244623    1.277229    1.296205    1.233551    1.257691
82       1.200646    1.227680    1.257217    1.273442    1.219365    1.239601
83       1.188859    1.211790    1.238377    1.252139    1.205891    1.222606
84       1.177886    1.197033    1.220760    1.232355    1.193218    1.206785
85       1.167718    1.183411    1.204557    1.214032    1.181402    1.192124
86       1.158262    1.170850    1.189424    1.197087    1.170276    1.178558
87       1.149337    1.159222    1.175463    1.181361    1.159775    1.165932
88       1.140711    1.148370    1.162232    1.166706    1.149595    1.154112
89       1.132413    1.138071    1.149795    1.152921    1.139812    1.142883
90       1.124205    1.128116    1.137653    1.139831    1.130084    1.132047
91       1.115826    1.118286    1.125837    1.127209    1.120300    1.121395
92       1.106962    1.108331    1.114095    1.114819    1.110206    1.110688
93       1.097248    1.097968    1.102146    1.102403    1.099481    1.099646
94       1.086578    1.086831    1.089667    1.089667    1.087938    1.087938
95       1.074710    1.074710    1.076363    1.076363    1.075379    1.075379
96       1.061556    1.061556    1.062385    1.062385    1.061902    1.061902
97       1.047569    1.047569    1.047902    1.047902    1.047720    1.047720
98       1.033332    1.033332    1.033417    1.033417    1.033356    1.033356
99       1.019739    1.019739    1.019739    1.019739    1.019739    1.019739

                    APPENDIX B

       ENHANCED DEATH BENEFIT OPTION TABLES

              GUIDELINE PREMIUM TEST
                NINE YEAR CORRIDOR

Attained                        Attained
Age         Percentage          Age          Percentage
0-40          250.00%
41            243.00            71            113.00%
42            236.00            72            111.00
43            229.00            73            109.00
44            222.00            74            107.00
45            215.00            75            105.00

46            209.00            76            105.00
47            203.00            77            105.00
48            197.00            78            105.00
49            191.00            79            105.00
50            185.00            80            105.00

51            178.00            81            109.20
52            171.00            82            113.40
53            164.00            83            117.60
54            157.00            84            121.80
55            150.00            85            126.00

56            146.00            86            121.80
57            142.00            87            117.60
58            138.00            88            113.40
59            134.00            89            109.20
60            130.00            90            105.00

61            128.00            91            104.00
62            126.00            92            103.00
63            124.00            93            102.00
64            122.00            94            101.00
65            120.00            95 and over   100.00

66            119.00
67            118.00
68            117.00
69            116.00
70            115.00


    ENHANCED DEATH BENEFIT OPTION TABLES

         GUIDELINE PREMIUM TEST
          FIFTEEN YEAR CORRIDOR

Attained                Attained
Age      Percentage     Age        Percentage
0-40      250.00%
  41      243.00        71           113.00%
  42      236.00        72           111.00
  43      229.00        73           109.00
  44      222.00        74           107.00
  45      215.00        75           105.00

  46      209.00        76           105.00
  47      203.00        77           105.00
  48      197.00        78           107.63
  49      191.00        79           110.25
  50      185.00        80           112.88

  51      178.00        81           115.50
  52      171.00        82           118.13
  53      164.00        83           120.75
  54      157.00        84           123.38
  55      150.00        85           126.00

  56      146.00        86           123.38
  57      142.00        87           120.75
  58      138.00        88           118.13
  59      134.00        89           115.50
  60      130.00        90           112.88

  61      128.00        91           109.20
  62      126.00        92           105.58
  63      124.00        93           102.00
  64      122.00        94           101.00
  65      120.00        95 and over  100.00

  66      119.00
  67      118.00
  68      117.00
  69      116.00
  70      115.00


                   ENHANCED DEATH BENEFIT OPTION TABLES
                       CASH VALUE ACCUMULATION TEST
                            NINE YEAR CORRIDOR

Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
 0      10.305339   12.328613   12.905375   14.400205   10.729130   12.690296
 1      10.302775   12.433210   12.842876   14.393759   10.718089   12.777711
 2      10.004064   12.100076   12.474863   14.000035   10.408917   12.435537
 3       9.704018   11.761333   12.105296   13.601929   10.096977   12.085904
 4       9.409393   11.427051   11.740617   13.207621    9.790631   11.740942
 5       9.118833   11.095226   11.381260   12.817688    9.488402   11.398522
 6       8.831292   10.764293   11.028752   12.434115    9.189920   11.058119
 7       8.547989   10.436121   10.681157   12.054451    8.895666   10.720472
 8       8.268091   10.109473   10.340936   11.681900    8.606077   10.386263
 9       7.993301    9.786999   10.007284   11.315472    8.321540   10.056119
10       7.724988    9.470876    9.681305   10.956645    8.043556    9.732349
11       7.463726    9.162082    9.363064   10.605559    7.772764    9.415993
12       7.211778    8.864236    9.054096   10.264275    7.511145    9.110140
13       6.970409    8.579450    8.755565    9.934385    7.260649    8.817864
14       6.741300    8.310525    8.467023    9.615385    7.021827    8.540163
15       6.524165    8.057213    8.189252    9.308383    6.794998    8.277697
16       6.329704    7.817002    7.926717    9.011951    6.590095    8.027973
17       6.146214    7.588787    7.673348    8.725571    6.395773    7.789967
18       5.971489    7.370139    7.428681    8.448763    6.210466    7.561744
19       5.802813    7.158110    7.192288    8.180481    6.031588    7.340232
20       5.639545    6.952385    6.963344    7.920406    5.858463    7.125145
21       5.480123    6.751081    6.741154    7.668239    5.689681    6.915377
22       5.323732    6.553034    6.525130    7.422720    5.524084    6.709622
23       5.169270    6.357664    6.315470    7.184194    5.361217    6.506829
24       5.016692    6.165181    6.111654    6.952052    5.200723    6.307553
25       4.865986    5.975470    5.914143    6.726976    5.042752    6.111610
26       4.716989    5.788468    5.722151    6.507992    4.886855    5.919171
27       4.570103    5.604683    5.536325    6.295676    4.733611    5.730385
28       4.426140    5.424781    5.356173    6.089492    4.583663    5.545903
29       4.285165    5.248833    5.181499    5.889580    4.437200    5.365509
30       4.147769    5.077320    5.012532    5.695737    4.294514    5.190153
31       4.014152    4.910214    4.849218    5.508028    4.155953    5.019310
32       3.884568    4.748027    4.691119    5.325990    4.021640    4.853521
33       3.758869    4.590624    4.538187    5.149669    3.891414    4.692642
34       3.637311    4.438189    4.390196    4.978864    3.765444    4.536704
35       3.519878    4.290684    4.247503    4.813947    3.643729    4.386154
36       3.406521    4.148183    4.109421    4.654289    3.526327    4.240451
37       3.297248    4.010453    3.976601    4.500340    3.413160    4.099797
38       3.192171    3.877625    3.849160    4.352099    3.304363    3.964064
39       3.091199    3.749545    3.726929    4.209377    3.199854    3.833336
40       2.994283    3.626149    3.609820    4.072108    3.099590    3.707427
41       2.901340    3.507258    3.497713    3.940071    3.003434    3.586148
42       2.812370    3.392856    3.390714    3.813266    2.911462    3.469489
43       2.727082    3.282660    3.288233    3.691336    2.823317    3.357070
44       2.645437    3.176623    3.189976    3.573958    2.738924    3.248937
45       2.567192    3.074470    3.095603    3.460838    2.658001    3.144733
46       2.492318    2.976198    3.004871    3.351792    2.580543    3.044532
47       2.420497    2.881648    2.917553    3.246638    2.506194    2.948053
48       2.351614    2.790662    2.833491    3.145269    2.434858    2.855152
49       2.285483    2.703081    2.752477    3.047568    2.366358    2.765783
50       2.222067    2.618833    2.674411    2.953348    2.300617    2.679731

                  ENHANCED DEATH BENEFIT OPTION TABLES

                      CASH VALUE ACCUMULATION TEST
                        NINE YEAR CORRIDOR (cont.)

Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
51       2.161199    2.537744    2.599315    2.862597    2.237513    2.596883
52       2.102910    2.459835    2.526934    2.775168    2.177026    2.517275
53       2.047148    2.385080    2.457263    2.691007    2.119133    2.440824
54       1.993924    2.313391    2.390373    2.610127    2.063833    2.367496
55       1.943211    2.244749    2.326033    2.532298    2.011090    2.297257
56       1.894852    2.179044    2.264092    2.457384    1.960727    2.229955
57       1.848737    2.116178    2.204319    2.385176    1.912628    2.165461
58       1.804661    2.055966    2.146429    2.315451    1.866569    2.103639
59       1.762500    1.998272    2.090150    2.247951    1.822409    2.044324
60       1.722076    1.943050    2.035381    2.182584    1.779977    1.987396
61       1.683367    1.890227    1.982107    2.119382    1.739235    1.932859
62       1.646388    1.839728    1.930542    2.058388    1.700230    1.880629
63       1.611157    1.791531    1.880817    1.999752    1.663000    1.830719
64       1.577713    1.745625    1.833298    1.943633    1.627627    1.783161
65       1.546027    1.701976    1.787943    1.890080    1.594073    1.737914
66       1.516028    1.660496    1.744728    1.838944    1.562272    1.694872
67       1.487547    1.621036    1.703334    1.790070    1.532037    1.653905
68       1.460444    1.583475    1.663585    1.743191    1.503212    1.614851
69       1.434542    1.547672    1.625046    1.698052    1.475565    1.577550
70       1.409753    1.513532    1.587722    1.654527    1.449021    1.541904
71       1.386077    1.481046    1.551504    1.612635    1.423544    1.507912
72       1.363529    1.450650    1.516670    1.572459    1.399197    1.475929
73       1.342196    1.421559    1.483432    1.534168    1.376080    1.445325
74       1.322153    1.394245    1.451979    1.497907    1.354284    1.416538
75       1.303393    1.368707    1.422396    1.463733    1.333815    1.389551
76       1.285968    1.344816    1.394629    1.431599    1.314704    1.364260
77       1.269734    1.322428    1.368542    1.401377    1.296805    1.340517
78       1.254509    1.301375    1.343930    1.372879    1.279916    1.318151
79       1.240077    1.281459    1.320578    1.345918    1.263818    1.296957
80       1.226304    1.262553    1.298357    1.320370    1.248377    1.276814
81       1.261680    1.294408    1.328319    1.348053    1.282893    1.307999
82       1.296698    1.325894    1.357794    1.375318    1.316914    1.338769
83       1.331522    1.357205    1.386982    1.402395    1.350598    1.369319
84       1.366347    1.388559    1.416081    1.429531    1.384133    1.399871
85       1.401261    1.420093    1.445468    1.456838    1.417682    1.430549
86       1.343584    1.358187    1.379732    1.388621    1.357520    1.367128
87       1.287257    1.298329    1.316519    1.323124    1.298948    1.305844
88       1.231968    1.240240    1.255211    1.260042    1.241563    1.246441
89       1.177709    1.183594    1.195786    1.199038    1.185405    1.188598
90       1.124205    1.128116    1.137653    1.139831    1.130084    1.132047
91       1.115826    1.118286    1.125837    1.127209    1.120300    1.121395
92       1.106962    1.108331    1.114095    1.114819    1.110206    1.110688
93       1.097248    1.097968    1.102146    1.102403    1.099481    1.099646
94       1.086578    1.086831    1.089667    1.089667    1.087938    1.087938
95       1.074710    1.074710    1.076363    1.076363    1.075379    1.075379
96       1.061556    1.061556    1.062385    1.062385    1.061902    1.061902
97       1.047569    1.047569    1.047902    1.047902    1.047720    1.047720
98       1.033332    1.033332    1.033417    1.033417    1.033356    1.033356
99       1.019739    1.019739    1.019739    1.019739    1.019739    1.019739



                  ENHANCED DEATH BENEFIT OPTION TABLES
                       CASH VALUE ACCUMULATION TEST
                           FIFTEEN YEAR CORRIDOR

Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
 0      10.305339   12.328613   12.905375   14.400205   10.729130   12.690296
 1      10.302775   12.433210   12.842876   14.393759   10.718089   12.777711
 2      10.004064   12.100076   12.474863   14.000035   10.408917   12.435537
 3       9.704018   11.761333   12.105296   13.601929   10.096977   12.085904
 4       9.409393   11.427051   11.740617   13.207621    9.790631   11.740942
 5       9.118833   11.095226   11.381260   12.817688    9.488402   11.398522
 6       8.831292   10.764293   11.028752   12.434115    9.189920   11.058119
 7       8.547989   10.436121   10.681157   12.054451    8.895666   10.720472
 8       8.268091   10.109473   10.340936   11.681900    8.606077   10.386263
 9       7.993301    9.786999   10.007284   11.315472    8.321540   10.056119
10       7.724988    9.470876    9.681305   10.956645    8.043556    9.732349
11       7.463726    9.162082    9.363064   10.605559    7.772764    9.415993
12       7.211778    8.864236    9.054096   10.264275    7.511145    9.110140
13       6.970409    8.579450    8.755565    9.934385    7.260649    8.817864
14       6.741300    8.310525    8.467023    9.615385    7.021827    8.540163
15       6.524165    8.057213    8.189252    9.308383    6.794998    8.277697
16       6.329704    7.817002    7.926717    9.011951    6.590095    8.027973
17       6.146214    7.588787    7.673348    8.725571    6.395773    7.789967
18       5.971489    7.370139    7.428681    8.448763    6.210466    7.561744
19       5.802813    7.158110    7.192288    8.180481    6.031588    7.340232
20       5.639545    6.952385    6.963344    7.920406    5.858463    7.125145
21       5.480123    6.751081    6.741154    7.668239    5.689681    6.915377
22       5.323732    6.553034    6.525130    7.422720    5.524084    6.709622
23       5.169270    6.357664    6.315470    7.184194    5.361217    6.506829
24       5.016692    6.165181    6.111654    6.952052    5.200723    6.307553
25       4.865986    5.975470    5.914143    6.726976    5.042752    6.111610
26       4.716989    5.788468    5.722151    6.507992    4.886855    5.919171
27       4.570103    5.604683    5.536325    6.295676    4.733611    5.730385
28       4.426140    5.424781    5.356173    6.089492    4.583663    5.545903
29       4.285165    5.248833    5.181499    5.889580    4.437200    5.365509
30       4.147769    5.077320    5.012532    5.695737    4.294514    5.190153
31       4.014152    4.910214    4.849218    5.508028    4.155953    5.019310
32       3.884568    4.748027    4.691119    5.325990    4.021640    4.853521
33       3.758869    4.590624    4.538187    5.149669    3.891414    4.692642
34       3.637311    4.438189    4.390196    4.978864    3.765444    4.536704
35       3.519878    4.290684    4.247503    4.813947    3.643729    4.386154
36       3.406521    4.148183    4.109421    4.654289    3.526327    4.240451
37       3.297248    4.010453    3.976601    4.500340    3.413160    4.099797
38       3.192171    3.877625    3.849160    4.352099    3.304363    3.964064
39       3.091199    3.749545    3.726929    4.209377    3.199854    3.833336
40       2.994283    3.626149    3.609820    4.072108    3.099590    3.707427
41       2.901340    3.507258    3.497713    3.940071    3.003434    3.586148
42       2.812370    3.392856    3.390714    3.813266    2.911462    3.469489
43       2.727082    3.282660    3.288233    3.691336    2.823317    3.357070
44       2.645437    3.176623    3.189976    3.573958    2.738924    3.248937
45       2.567192    3.074470    3.095603    3.460838    2.658001    3.144733
46       2.492318    2.976198    3.004871    3.351792    2.580543    3.044532
47       2.420497    2.881648    2.917553    3.246638    2.506194    2.948053
48       2.351614    2.790662    2.833491    3.145269    2.434858    2.855152
49       2.285483    2.703081    2.752477    3.047568    2.366358    2.765783
50       2.222067    2.618833    2.674411    2.953348    2.300617    2.679731

                    ENHANCED DEATH BENEFIT OPTION TABLES
                        CASH VALUE ACCUMULATION TEST
                        FIFTEEN YEAR CORRIDOR (cont.)

Attained  Male        Male       Female     Female       Unisex      Unisex
Age      Smoker    Non-smoker    Smoker    Non-smoker    Smoker    Non-smoker
51      2.161199    2.537744    2.599315    2.862597    2.237513    2.596883
52      2.102910    2.459835    2.526934    2.775168    2.177026    2.517275
53      2.047148    2.385080    2.457263    2.691007    2.119133    2.440824
54      1.993924    2.313391    2.390373    2.610127    2.063833    2.367496
55      1.943211    2.244749    2.326033    2.532298    2.011090    2.297257
56      1.894852    2.179044    2.264092    2.457384    1.960727    2.229955
57      1.848737    2.116178    2.204319    2.385176    1.912628    2.165461
58      1.804661    2.055966    2.146429    2.315451    1.866569    2.103639
59      1.762500    1.998272    2.090150    2.247951    1.822409    2.044324
60      1.722076    1.943050    2.035381    2.182584    1.779977    1.987396
61      1.683367    1.890227    1.982107    2.119382    1.739235    1.932859
62      1.646388    1.839728    1.930542    2.058388    1.700230    1.880629
63      1.611157    1.791531    1.880817    1.999752    1.663000    1.830719
64      1.577713    1.745625    1.833298    1.943633    1.627627    1.783161
65      1.546027    1.701976    1.787943    1.890080    1.594073    1.737914
66      1.516028    1.660496    1.744728    1.838944    1.562272    1.694872
67      1.487547    1.621036    1.703334    1.790070    1.532037    1.653905
68      1.460444    1.583475    1.663585    1.743191    1.503212    1.614851
69      1.434542    1.547672    1.625046    1.698052    1.475565    1.577550
70      1.409753    1.513532    1.587722    1.654527    1.449021    1.541904
71      1.386077    1.481046    1.551504    1.612635    1.423544    1.507912
72      1.363529    1.450650    1.516670    1.572459    1.399197    1.475929
73      1.342196    1.421559    1.483432    1.534168    1.376080    1.445325
74      1.322153    1.394245    1.451979    1.497907    1.354284    1.416538
75      1.303393    1.368707    1.422396    1.463733    1.333815    1.389551
76      1.285968    1.344816    1.394629    1.431599    1.314704    1.364260
77      1.269734    1.322428    1.368542    1.401377    1.296805    1.340517
78      1.285872    1.333909    1.377528    1.407201    1.311914    1.351104
79      1.302081    1.345532    1.386607    1.413214    1.327009    1.361804
80      1.318276    1.357244    1.395733    1.419398    1.342005    1.372575
81      1.334470    1.369085    1.404952    1.425825    1.356906    1.383460
82      1.350727    1.381140    1.414369    1.432622    1.371785    1.394551
83      1.367188    1.393559    1.424134    1.439960    1.386775    1.405997
84      1.384016    1.406514    1.434393    1.448017    1.402032    1.417973
85      1.401261    1.420093    1.445468    1.456838    1.417682    1.430549
86      1.360958    1.375749    1.397574    1.406577    1.375074    1.384806
87      1.321737    1.333105    1.351783    1.358565    1.333741    1.340822
88      1.283300    1.291916    1.307511    1.312544    1.293294    1.298376
89      1.245654    1.251878    1.264774    1.268213    1.253794    1.257171
90      1.208520    1.212724    1.222977    1.225318    1.214841    1.216951
91      1.171617    1.174200    1.182129    1.183569    1.176315    1.177464
92      1.134636    1.136040    1.141948    1.142690    1.137961    1.138456
93      1.097248    1.097968    1.102146    1.102403    1.099481    1.099646
94      1.086578    1.086831    1.089667    1.089667    1.087938    1.087938
95      1.074710    1.074710    1.076363    1.076363    1.075379    1.075379
96      1.061556    1.061556    1.062385    1.062385    1.061902    1.061902
97      1.047569    1.047569    1.047902    1.047902    1.047720    1.047720
98      1.033332    1.033332    1.033417    1.033417    1.033356    1.033356
99      1.019739    1.019739    1.019739    1.019739    1.019739    1.019739

                        APPENDIX C

FINANCIAL STATEMENTS

CARILLON LIFE ACCOUNT

Periods ended December 31, 2004

[LOGO]
ERNST & YOUNG

                Ernst& Young LLP       Phone: (513)612-4400
                1900 Scripps Center    www.ey.com
                312 Walnut Street
                Cincinnati, Ohio 45202




Report of Independent Registered Public Accounting Firm

To the Contract holders of Carillon Life
Account and the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Carillon Life Account, comprising the separate account divisions described in Note 2, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United
States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Carillon Life Account at December 31, 2004 and the results of their operations and changes in their net assets for the respective stated periods in conformity with U.S.
generally accepted accounting principles.

                                    /S/ Ernst & Young LLP


February 13, 2005





A Member Practice of Ernst & Young Global

                        CARILLON LIFE ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES
===================================================================
DECEMBER 31, 2004

                                               Summit Mutual Funds, Inc.
                                                  (affiliated issuer)
                                           Balanced                    S&P        S&P MidCap
                               Zenith       Index         Bond      500 Index     400 Index
                             Subaccount   Subaccount   Subaccount   Subaccount    Subaccount
                             ----------   ----------   ----------   ----------    ----------
ASSETS
Investments in shares of
Summit Mutual Funds, Inc.
at fair value (cost
$3,384,317; $774,490;
$3,821,203; $25,408,249;
$5,187,555; $2,240,599;
$2,653,273; $203,444;
$186,441)                    $4,330,669     $846,859   $3,840,804   $24,535,145
$6,648,829
                             ----------   ----------   ----------   -----------
----------
     Total Invested Assets    4,330,669      846,859    3,840,804    24,535,145
 6,648,829

OTHER ASSETS & (LIABILITIES)         65           33          114           482
        68
                             ----------   ----------   ----------   -----------
----------
NET ASSETS (Contract
Owners' Equity)              $4,330,734     $846,892   $3,840,918   $24,535,627
$6,648,897
                             ==========   ==========   ==========   ===========
==========



                                            Summit Mutual Funds, Inc.
                                               (affiliated issuer)
                              ---------------------------------------------------
                                                          Lehman
                              Russell 2000               Aggregate      EAFE
                               Small Cap    Nasdaq-100     Bond     International
                                 Index        Index        Index        Index
                               Subaccount   Subaccount   Subaccount   Subaccount
                               ----------   ----------   ----------   ----------
ASSETS
Investments in shares of
Summit Mutual Funds, Inc.
at fair value (cost
$3,384,317; $774,490;
$3,821,203; $25,408,249;
$5,187,555; $2,240,599;
$2,653,273; $203,444;
$186,441)                      $3,048,339   $3,285,582     $204,346     $213,209
                               ----------   ----------   ----------   ----------
     Total Invested Assets      3,048,339    3,285,582      204,346      213,209
                               ----------   ----------   ----------   ----------
OTHER ASSETS & (LIABILITIES)         (355)         353            5            4

NET ASSETS (Contract
Owners' Equity)                $3,047,984   $3,285,935     $204,351     $213,213
                               ==========   ==========   ==========   ==========



                                       Scudder Variable Series
                                         (unaffiliated issuer)(
                                --------------------------------------
                                  Money        Capital
                                  Market       Growth    International
                                Subaccount   Subaccount   Subaccount
                                ----------   ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$2,764,775; $6,545,675;
$6,129,952; $4,011,008;
$867,157; $0; $0)               $2,764,775   $5,264,838   $5,479,784
                                ----------   ----------   ----------
     Total Invested Assets       2,764,775    5,264,838    5,479,784

OTHER ASSETS & (LIABILITIES)           662         (279)         (61)
                                ----------   ----------   ----------
NET ASSETS (Contract
 Owners' Equity)                $2,765,437   $5,264,559   $5,479,723
                                ==========   ==========   ==========


                                            AIM Variable Insurance Funds, Inc.
                                                   (unaffiliated issuer)
                                       ------------------------------------------------
                                     Capital                                   Basic
                                  Appreciation     Growth       Balanced       Value
                                   Subaccount    Subaccount    Subaccount    Subaccount
                                   ----------    ----------    ----------    ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$2,764,775; $6,545,675;
$6,129,952; $4,011,008;
$867,157; $0; $0)                  $3,655,351    $1,003,206         $ ---
$ ---
                                   ----------    ----------    ----------    -----
-----
     Total Invested Assets          3,655,351     1,003,206           ---
  ---

OTHER ASSETS & (LIABILITIES)               56            30           ---
  ---
                                   ----------    ----------    ----------    -----
-----
NET ASSETS (Contract
Owners' Equity)                    $3,655,407    $1,003,236         $ ---
$ ---
                                   ==========    ==========    ==========
==========



The accompanying notes are an integral part of the financial statements.

                        CARILLON LIFE ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES
===================================================================
DECEMBER 31, 2004



                                                      MFS Variable
                                                     Insurance Trust
                                                  (unaffiliated issuer)
                              --------------------------------------------------------------
                              Investors       High      Emerging      Total         New
                                 Trust       Income       Growth      Return      Discovery
                              Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                              ----------   ----------   ----------   ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$5,674,118; $1,958,406;
$7,380,435; $2,445,660;
$1,590,749; $914,418;
$3,267,499; $1,108)           $5,597,727   $2,118,739   $6,297,509   $2,860,387
$1,833,826
                              ----------   ----------   ----------   ----------
----------
     Total Invested Assets     5,597,727    2,118,739    6,297,509    2,860,387
 1,833,826

OTHER ASSETS & (LIABILITIES)        (199)         216           89          190
        59
                              ----------   ----------   ----------   ----------
----------
NET ASSETS (Contract
 Owners' Equity)              $5,597,528   $2,118,955   $6,297,598   $2,860,577
$1,833,885
                              ==========   ==========   ==========   ==========
==========




                                          American Century
                                      Variable Portfolios, Inc.
                                        (unaffiliated issuer)
                              ----------------------------------------
                                Income
                               & Growth       Value      International
                              Subaccount    Subaccount    Subaccount
                              ----------    ----------    ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$5,674,118; $1,958,406;
$7,380,435; $2,445,660;
$1,590,749; $914,418;
$3,267,499; $1,108)           $1,113,289    $4,055,542        $1,151
                              ----------    ----------    ----------
     Total Invested Assets     1,113,289     4,055,542         1,151

OTHER ASSETS & (LIABILITIES)          28           161           ---
                              ----------    ----------    ----------
NET ASSETS (Contract
Owners' Equity)               $1,113,317    $4,055,703        $1,151
                              ----------    ----------    ----------



                                                                        Franklin Templeton
                                       Oppenheimer Variable             Variable Insurance
                                          Account Funds                    Products Trust
                                      (unaffiliated issuer)            (unaffiliated issuer)
                             -------------------------------------    -----------------------
                                Main        Global      Capital        Foreign       Growth
                               Street     Securities  Appreciation    Securities   Securities
                             Subaccount   Subaccount   Subaccount     Subaccount   Subaccount
                             ----------   ----------   ----------     ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$2,400,851; $1,474,810;
$0; $3,121,486; $0; $
1,707,960; $246,996;
$870,748)                    $2,827,437   $2,000,656        $ ---     $3,480,934
      $ ---
                             ----------   ----------   ----------     ----------
 ----------
     Total Invested Assets    2,827,437    2,000,656          ---      3,480,934
        ---

OTHER ASSETS & (LIABILITIES)        110         (190)         ---            130
        ---
                             ----------   ----------   ----------     ----------
 ----------
NET ASSETS (Contract
Owners' Equity)              $2,827,547   $2,000,466        $ ---     $3,481,064
      $ ---
                             ==========   ==========   ==========     ==========
 ==========


                            Neuberger Berman
                               Advisers
                            Management Trust           Alger American Fund
                          (unaffiliated issuer)       (unaffiliated issuer)
                                                     Leveraged      MidCap
                                Guardian               AllCap       Growth
                               Subaccount            Subaccount   Subaccount
                               ----------            ----------   ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$2,400,851; $1,474,810;
$0; $3,121,486; $0;
$1,707,960; $246,996;
$870,748)                      $2,128,991              $286,604   $1,088,717
                               ----------            ----------   ----------
     Total Invested Assets      2,128,991               286,604    1,088,717

OTHER ASSETS & (LIABILITIES)          271                    13           88
                               ----------            ----------   ----------

NET ASSETS (Contract
Owners' Equity)                $2,129,262              $286,617   $1,088,805
                               ==========            ==========   ==========


The accompanying notes are an integral part of the financial statements.

                    CARILLON LIFE ACCOUNT
                    STATEMENT OF OPERATIONS
===============================================================

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)

                                                  Summit Mutual Funds, Inc.
                                                     (affiliated issuer)
                                 ---------------------------------------------------------
-
                                              Balanced                  S&P      S&P
MidCap
                                   Zenith      Index        Bond     500 Index   400 Index
                                 Subaccount  Subaccount  Subaccount  Subaccount
Subaccount
                                 ----------  ----------  ----------  ----------  ---------
-
INVESTMENT INCOME
Ordinary dividend income            $55,089     $12,816    $152,762     $88,225
  $12,677

EXPENSES
Mortality and expense
risk charge                          28,267       5,793      25,915     168,439
   40,317
                                 ----------  ----------  ----------  ----------  -
---------
NET INVESTMENT INCOME (LOSS)         26,822       7,023     126,847     (80,214)
  (27,640)
                                 ----------  ----------  ----------  ----------  -
---------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
       investments                   78,104     (12,020)      9,311    (527,381)
  (11,825)
Realized gain on distributions          ---         ---         ---         ---
      ---
                                 ----------  ----------  ----------  ----------  -
---------
Net realized gain (loss)             78,104     (12,020)      9,311    (527,381)
  (11,825)

Net unrealized appreciation
 (depreciation) of investments      406,431      56,658     (15,397)  2,721,763
  851,716
                                 ----------  ----------  ----------  ----------  -
---------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS          484,535      44,638      (6,086)  2,194,382
  839,891
                                 ----------  ----------  ----------  ----------  -
---------
NET INCREASE IN NET
ASSETS FROM OPERATIONS             $511,357     $51,661    $120,761  $2,114,168
 $812,251
                                 ==========  ==========  ==========  ==========
==========


                                                  Summit Mutual Funds, Inc.
                                                     (affiliated issuer)
                               -----------------------------------------------------
                                                           Lehman
                               Russell 2000               Aggregate       EAFE
                                Small Cap    Nasdaq-100     Bond      International
                                  Index        Index        Index        Index
                                Subaccount   Subaccount   Subaccount   Subaccount
                                ----------   ----------   ----------   ----------
INVESTMENT INCOME
Ordinary dividend income            $4,513        $ ---       $3,603         $403


EXPENSES
Mortality and expense
 risk charge                        18,610       20,594          908          786
                                ----------   ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)       (14,097)     (20,594)       2,695         (383)
                                ----------   ----------   ----------   ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
       investments                  16,132      (48,214)         (96)       2,419
Realized gain on distributions         ---          ---          ---          466
                                ----------   ----------   ----------   ----------
Net realized gain (loss)            16,132      (48,214)         (96)       2,885

Net unrealized appreciation
 (depreciation) of investments     413,088      353,424        1,105       24,904
                                ----------   ----------   ----------   ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS         429,220      305,210        1,009       27,789
                                ----------   ----------   ----------   ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS            $415,123     $284,616       $3,704      $27,406
                                ==========   ==========   ==========   ==========


(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc. Balanced and Basic
Subaccounts and the American Century Variable Portfolios,
Inc's International Subaccount and the Oppenheimer Variable
Account Funds' Capital Appreciation Subaccount and the
Frankin Templeton Variable Insurance Products Trust's
Growth Subaccount the Frankin Templeton Variable Insurance
Products Trust's Growth Subaccount.


The accompanying notes are an integral part of the financial statements.

                    CARILLON LIFE ACCOUNT
                    STATEMENT OF OPERATIONS
===============================================================

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)

                                                                        AIM
Variable
                                    Scudder Variable Series I       Insurance
Funds, Inc.
                                       (unaffiliated issuer)        (unaffiliated
issuer)
                               -----------------------------------  --------------
--------
                                  Money     Capital                   Capital
                                 Market      Growth  International  Appreciation
 Growth
                               Subaccount  Subaccount  Subaccount    Subaccount
Subaccount
                               ----------  ----------  ----------    ----------  -
---------
INVESTMENT INCOME
Ordinary dividend income          $24,396     $27,514     $62,903         $ ---
    $ ---


EXPENSES
Mortality and expense
risk charge                        20,191      38,479      36,543        26,404
    6,232
                               ----------  ----------  ----------    ----------  -
---------
NET INVESTMENT INCOME (LOSS)        4,205     (10,965)     26,360       (26,404)
   (6,232)
                               ----------  ----------  ----------    ----------  -
---------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized loss on
   investments                        ---    (332,972)   (280,924)     (194,442)
  (20,750)
Realized gain on distributions        ---         ---         ---           ---
      ---
                               ----------  ----------  ----------    ----------  -
---------
Net realized loss                     ---    (332,972)   (280,924)     (194,442)
  (20,750)

Net unrealized appreciation
   of investments                     ---     701,301     984,601       418,845
   95,665
                               ----------  ----------  ----------    ----------  -
---------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                   ---     368,329     703,677       224,403
   74,915
                               ----------  ----------  ----------    ----------  -
---------
NET INCREASE IN NET
ASSETS FROM OPERATIONS             $4,205    $357,364    $730,037      $197,999
  $68,683
                               ==========  ==========  ==========    ==========
==========



                                     AIM Variable                  MFS Variable
                                Insurance Funds, Inc.             Insurance Trust
                                (unaffiliated issuer)          (unaffiliated issuer)
                               -----------------------    --------------------------------
--
                                                             Investors      High
Emerging
                                Balanced    Basic Value        Trust       Income
Growth
                             Subaccount(A)  Subaccount(A)    Subaccount  Subaccount
Subaccount
                             -------------  -------------     ----------  ----------  ----
------
INVESTMENT INCOME
Ordinary dividend income             $ ---       $ ---           $33,927
$83,387       $ ---


EXPENSES
Mortality and expense
risk charge                            ---         ---            39,948
13,798      45,215
                                ----------  ----------        ----------  --------
--  ----------
NET INVESTMENT INCOME (LOSS)     ---               ---            (6,021)
69,589     (45,215)
                                ----------  ----------        ----------  --------
--  ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized loss on
   investments                         ---         ---          (120,845)
(27,228)   (838,324)
Realized gain on distributions         ---         ---               ---         -
--         ---
                                ----------  ----------        ----------  --------
--  ----------
Net realized loss                      ---         ---          (120,845)
(27,228)   (838,324)

Net unrealized appreciation
   of investments                      ---         ---           666,381
109,937   1,585,912
                                ----------  ----------        ----------  --------
--  ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                    ---         ---           545,536
82,709     747,588
                                ----------  ----------        ----------  --------
--  ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS               $ ---       $ ---          $539,515
$152,298    $702,373
                                ==========  ==========        ==========
==========  ==========


(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc. Balanced and Basic
Subaccounts and the American Century Variable Portfolios,
Inc's International Subaccount and the Oppenheimer Variable
Account Funds' Capital Appreciation Subaccount and the
Frankin Templeton Variable Insurance Products Trust's
Growth Subaccount the Frankin Templeton Variable Insurance
Products Trust's Growth Subaccount.

The accompanying notes are an integral part of the financial statements.

                    CARILLON LIFE ACCOUNT
                    STATEMENT OF OPERATIONS
===============================================================

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)


                                     MFS Variable                  American Century
                                   Insurance Trust             Variable Portfolios, Inc.
                                (unaffiliated issuer)            (unaffiliated issuer)
                               -----------------------    --------------------------------
----
                                 Total         New          Income
Emerging
                                 Return     Discovery      & Growth     Value
International
                                Subaccount  Subaccount    Subaccount  Subaccount
Subaccount(A)
                                ----------  ----------    ----------  ----------  --------
----
INVESTMENT INCOME
Ordinary dividend income           $41,492       $ ---        $9,409     $29,019
     $ ---


EXPENSES
Mortality and expense
risk charge                         19,108      11,609         6,019      24,573
       ---
                                ----------  ----------    ----------  ----------
----------
NET INVESTMENT INCOME (LOSS)        22,384     (11,609)        3,390       4,446
       ---
                                ----------  ----------    ----------  ----------
----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
investments                         14,505     (15,675)        2,510      19,202
       ---
Realized gain on distributions         ---         ---           ---      22,510
       ---
                                ----------  ----------    ----------  ----------
----------
Net realized gain (loss)            14,505     (15,675)        2,510      41,712
       ---

Net unrealized appreciation
of investments                     225,653     132,562       104,181     394,907
        43
                                ----------  ----------    ----------  ----------
----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                240,158     116,887       106,691     436,619
        43
                                ----------  ----------    ----------  ----------
----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS            $262,542    $105,278      $110,081    $441,065
       $43
                                ==========  ==========    ==========  ==========
==========



                                                                        Franklin
Templeton
                                            Oppenheimer                 Variable
Insurance
                                      Variable Account Funds             Products
TrustInc.
                                       (unaffiliated issuer)
(unaffiliated issuer)
                               -----------------------------------  --------------
------------
                                             Global      Capital      Foreign
 Growth
                              Main Street  Securities Appreciation   Securities
Securities
                               Subaccount  Subaccount  Subaccount    Subaccount
Subaccount(A)
                               ----------  ----------  ----------    ----------  -
------------
INVESTMENT INCOME
Ordinary dividend income          $18,323     $18,362       $ ---       $30,868
    $ ---


EXPENSES
Mortality and expense
risk charge                        17,706      11,778         ---        21,771
      ---
                               ----------  ----------  ----------    ----------  -
---------
NET INVESTMENT INCOME (LOSS)          617       6,584         ---         9,097
      ---
                               ----------  ----------  ----------    ----------  -
---------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
investments                        (1,992)      6,546         ---      (130,089)
      ---
Realized gain on distributions        ---         ---         ---           ---
      ---
                               ----------  ----------  ----------    ----------  -
---------
Net realized gain (loss)           (1,992)      6,546         ---      (130,089)
      ---

Net unrealized appreciation
of investments                    215,594     280,895         ---       621,284
      ---
                               ----------  ----------  ----------    ----------  -
---------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS               213,602     287,441         ---       491,195
      ---
                               ----------  ----------  ----------    ----------  -
---------
NET INCREASE IN NET
ASSETS FROM OPERATIONS           $214,219    $294,025       $ ---      $500,292
    $ ---
                               ==========  ==========  ==========    ==========
==========


(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc. Balanced and Basic
Subaccounts and the American Century Variable Portfolios,
Inc's International Subaccount and the Oppenheimer Variable
Account Funds' Capital Appreciation Subaccount and the
Frankin Templeton Variable Insurance Products Trust's
Growth Subaccount the Frankin Templeton Variable Insurance
Products Trust's Growth Subaccount.

The accompanying notes are an integral part of the financial statements.

                    CARILLON LIFE ACCOUNT
                    STATEMENT OF OPERATIONS
===============================================================

PERIOD ENDED DECEMBER 31, 2004 (YEAR ENDED UNLESS OTHERWISE NOTED)

                              Neuberger Berman
                            Advisers Management        Alger American Fund
                           (unaffiliated issuer)      (unaffiliated issuer)
                           --------------------    --------------------------
                                                   Leveraged        MidCap
                                Guardian             AllCap         Growth
                               Subaccount          Subaccount     Subaccount
                               ----------          ----------     ----------
INVESTMENT INCOME
Dividend income                    $2,306               $ ---          $ ---


EXPENSES
Mortality and expense
risk charge                        12,829               1,808          7,661
                               ----------          ----------     ----------
NET INVESTMENT INCOME (LOSS)      (10,523)             (1,808)        (7,661)
                               ----------          ----------     ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
      investments                  (3,649)              1,966          8,432
Realized gain on distributions        ---                 ---            ---
                               ----------          ----------     ----------
Net realized gain (loss)           (3,649)              1,966          8,432

Net unrealized appreciation
      of investments              272,281              19,308        112,239
                               ----------          ----------     ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS               268,632              21,274        120,671
                               ----------          ----------     ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS           $258,109             $19,466       $113,010
                               ==========          ==========     ==========


<caption<


                                                                        Universal
                               Seligman Portfolios, Inc.        Institutional
Funds, Inc.
                                 (unaffiliated issuer)            (unaffiliated
issuer)
                               ---------------------------      ------------------
-------
                                Communications  Small-Cap       Core Plus
U.S.
                               & Information      Value         Fixed Income
Real Estate
                                 Subaccount     Subaccount      Subaccount
Subaccount
                                 ----------     ----------      ------------   ---
-------
INVESTMENT INCOME
Ordinary dividend income             $ ---          $4,760          $2,060
$10,792


EXPENSES
Mortality and expense
risk charge                           1,501         17,038             353
  2,188
                                 ----------     ----------      ----------     ---
-------
NET INVESTMENT INCOME (LOSS)         (1,501)       (12,278)          1,707
  8,604
                                 ----------     ----------      ----------     ---
-------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on
      investments                       (62)        13,375              21
 15,684
Realized gain on distributions          ---            ---             ---
    ---
                                 ----------     ----------      ----------     ---
-------
Net realized gain (loss)                (62)        13,375              21
 15,684

Net unrealized appreciation
      of investments                 23,088        431,121             120
 79,206
                                 ----------     ----------      ----------     ---
-------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                  23,026        444,496             141
 94,890
                                 ----------     ----------      ----------     ---
-------
NET INCREASE IN NET
ASSETS FROM OPERATIONS              $21,525       $432,218          $1,848
$103,494
                                 ==========     ==========      ==========
==========

(A) Period from October 18, 2004 to December 31, 2004 for the AIM Variable Insurance Funds, Inc. Balanced and Basic
Subaccounts and the American Century Variable Portfolios,
Inc's International Subaccount and the Oppenheimer Variable
Account Funds' Capital Appreciation Subaccount and the
Frankin Templeton Variable Insurance Products Trust's
Growth Subaccount the Frankin Templeton Variable Insurance
Products Trust's Growth Subaccount.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                                 Zenith Subaccount

                                               Year Ended December 31,

                                                 2004          2003
                                              ----------     ----------
OPERATIONS
Net investment income (loss)                     $26,822       ($16,885)
Net realized gain (loss) on investments           78,104        (17,706)
Net unrealized appreciation of investments       406,431        858,457
                                              ----------     ----------
Net increase in net assets
 resulting from operations                       511,357        823,866
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       735,966        782,227
Transfers between subaccounts
(including fixed account), net                   201,071         59,089
Surrenders                                      (569,425)      (410,398)
                                              ----------     ----------
Net proceeds from equity transactions            367,612        430,918
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       878,969      1,254,784

NET ASSETS (Beginning of year)                 3,451,765      2,196,981
                                              ----------     ----------
NET ASSETS (End of year)                      $4,330,734     $3,451,765
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                              Balanced Index Subaccount

                                               Year Ended December 31,

                                                 2004          2003
                                              ----------     ----------
OPERATIONS
Net investment income                             $7,023         $9,801
Net realized loss on investments                 (12,020)       (14,825)
Net unrealized appreciation of investments        56,658        102,179
                                              ----------     ----------
Net increase in net assets
resulting from operations                         51,661         97,155
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       207,800        181,445
Transfers between subaccounts
(including fixed account), net                     6,930         47,116
Surrenders                                      (143,044)       (95,631)
                                              ----------     ----------
Net proceeds from equity transactions             71,686        132,930
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       123,347        230,085

NET ASSETS (Beginning of year)                   723,545        493,460
                                              ----------     ----------
NET ASSETS (End of year)                        $846,892       $723,545
                                              ==========     ==========



The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                                   Bond Subaccount

                                               Year Ended December 31,

                                                 2004          2003
                                              ----------     ----------
OPERATIONS
Net investment income     $126,847     $183,352
Net realized gain (loss) on investments            9,311        (28,749)
Net unrealized appreciation (depreciation)
 of investments                                  (15,397)        60,144
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 120,761        214,747
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       950,552        948,806
Transfers between subaccounts
(including fixed account), net                   (44,562)       (37,363)
Surrenders                                      (448,531)      (563,868)
                                              ----------     ----------
Net proceeds from equity transactions            457,459        347,575
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       578,220        562,322

NET ASSETS (Beginning of year)                 3,262,698      2,700,376
                                              ----------     ----------
NET ASSETS (End of year)                      $3,840,918     $3,262,698
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                              S&P 500 Index Subaccount

                                               Year Ended December 31,

                                                 2004          2003
                                              ----------     ----------
OPERATIONS
Net investment income (loss)                    ($80,214)       $24,825
Net realized loss on investments                (527,381)      (277,925)
Net unrealized appreciation of investments     2,721,763      4,598,847
                                              ----------     ----------
Net increase in net assets resulting
 from operations                               2,114,168      4,345,747
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                     4,709,141      4,719,760
Transfers between subaccounts
(including fixed account), net                  (159,442)      (254,706)
Surrenders                                    (3,341,361)    (2,623,354)
                                              ----------     ----------
Net proceeds from equity transactions          1,208,338      1,841,700
                                              ----------     ----------

NET INCREASE N NET ASSETS                      3,322,506      6,187,447

NET ASSETS (Beginning of year)                21,213,121     15,025,674
                                              ----------     ----------
NET ASSETS (End of year)                      $24,535,627    $21,213,121
                                              ===========    ===========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                          S&P MidCap 400S Index Subaccount

                                               Year Ended December 31,

                                                 2004          2003
                                              ----------     ----------
OPERATIONS
Net investment loss                             ($27,640)       ($7,928)
Net realized loss on investments                 (11,825)       (28,006)
Net unrealized appreciation of investments       851,716      1,074,684
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 812,251      1,038,750
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                     1,548,656      1,211,903
Transfers between subaccounts
(including fixed account), net                   461,147        173,234
Surrenders                                      (668,874)      (509,554)
                                              ----------     ----------
Net proceeds from equity transactions          1,340,929        875,583
                                              ----------     ----------

NET INCREASE IN NET ASSETS                     2,153,180      1,914,333

NET ASSETS (Beginning of year)                 4,495,717      2,581,384
                                              ----------     ----------
NET ASSETS (End of year)                      $6,648,897     $4,495,717
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                       Russell 2000 Small Cap Index Subaccount

                                               Year Ended December 31,

                                                 2004          2003
                                              ----------     ----------
OPERATIONS
Net investment loss                             ($14,097)       ($2,322)
Net realized gain (loss) on investments           16,132        (12,815)
Net unrealized appreciation of investments       413,088        563,117
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 415,123        547,980
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       679,772        547,433
Transfers between subaccounts
(including fixed account), net                   218,974        136,117
Surrenders                                      (313,163)      (213,963)
                                              ----------     ----------
Net proceeds from equity transactions            585,583        469,587
                                              ----------     ----------

NET INCREASE IN NET ASSETS                     1,000,706      1,017,567

NET ASSETS (Beginning of year)                 2,047,278      1,029,711
                                              ----------     ----------
NET ASSETS (End of year)                      $3,047,984     $2,047,278
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                             Nasdaq-100 Index Subaccount

                                               Year Ended December 31,

                                                 2004          2003
                                              ----------     ----------
OPERATIONS
Net investment loss                             ($20,594)      ($13,502)
Net realized loss on investments                 (48,214)       (91,209)
Net unrealized appreciation of investments       353,424        793,932
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 284,616        689,221
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       680,874        605,611
Transfers between subaccounts
(including fixed account), net                   220,344        344,145
Surrenders                                      (371,973)      (271,130)
                                              ----------     ----------
Net proceeds from equity transactions            529,245        678,626
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       813,861      1,367,847

NET ASSETS (Beginning of year)                 2,472,074      1,104,227
                                              ----------     ----------
NET ASSETS (End of year)                      $3,285,935     $2,472,074
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                       Lehman Aggregate Bond Index Subaccount

                                               Year Ended December 31,

                                                 2004          2003(A)
                                              ----------     ----------
OPERATIONS
Net investment income                             $2,695           $465
Net realized loss on investments                     (96)          (104)
Net unrealized appreciation (depreciation)
 of investments                                    1,105           (203)
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                   3,704            158
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       120,205         10,118
Transfers between subaccounts
(including fixed account), net                    60,065         30,179
Surrenders                                       (19,004)        (1,074)
                                              ----------     ----------
Net proceeds from equity transactions            161,266         39,223
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       164,970         39,381

NET ASSETS (Beginning of year)                    39,381            ---
                                              ----------     ----------
NET ASSETS (End of year)                        $204,351        $39,381
                                              ==========     ==========


(A)     Period from May 1, 2003 to December 31, 2003.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Summit Mutual Funds, Inc.
                                         EAFE International Index Subaccount

                                               Year Ended December 31,

                                                 2004          2003(A)
                                              ----------     ----------
OPERATIONS
Net investment loss                                ($383)          ($33)
Net realized gain on investments                   2,885            265
Net unrealized appreciation of investments        24,904          1,864
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                  27,406          2,096
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                        86,023          2,642
Transfers between subaccounts
(including fixed account), net                   105,079         16,313
Surrenders                                       (25,669)          (677)
                                              ----------     ----------
Net proceeds from equity transactions            165,433         18,278
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       192,839         20,374

NET ASSETS (Beginning of year)                    20,374            ---
                                              ----------     ----------
NET ASSETS (End of year)                        $213,213        $20,374
                                              ==========     ==========


(A)     Period from May 1, 2003 to December 31, 2003.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Scudder Variable Series I
                                               Money Market Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                             $4,205         $2,601
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                   4,205          2,601
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                     3,412,069      3,274,958
Transfers between subaccounts
(including fixed account), net                (3,717,076)    (2,943,394)
Surrenders                                        43,605       (861,646)
                                              ----------     ----------
Net withdrawals from equity transactions        (261,402)      (530,082)
                                              ----------     ----------

NET DECREASE IN NET ASSETS                      (257,197)      (527,481)

NET ASSETS (Beginning of year)                 3,022,634      3,550,115
                                              ----------     ----------
NET ASSETS (End of year)                      $2,765,437     $3,022,634
                                              ==========     ==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Scudder Variable Series I
                                              Capital Growth Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                             ($10,965)      ($14,730)
Net realized loss on investments                (332,972)      (359,102)
Net unrealized appreciation of investments       701,301      1,427,799
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 357,364      1,053,967
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                     1,010,256      1,143,980
Transfers between subaccounts
(including fixed account), net                  (175,551)      (349,528)
Surrenders                                    (1,009,385)      (817,895)
                                              ----------     ----------
Net withdrawals from equity transactions        (174,680)       (23,443)
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       182,684      1,030,524

NET ASSETS (Beginning of year)                 5,081,875      4,051,351
                                              ----------     ----------
NET ASSETS (End of year)                      $5,264,559     $5,081,875
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Scudder Variable Series I
                                               International Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                            $26,360            $82
Net realized loss on investments                (280,924)      (300,830)
Net unrealized appreciation of investments       984,601      1,256,201
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 730,037        955,453
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       982,394      1,064,892
Transfers between subaccounts
(including fixed account), net                   (67,221)      (257,710)
Surrenders                                      (785,262)      (552,134)
                                              ----------     ----------
Net proceeds from equity transactions            129,911        255,048
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       859,948      1,210,501

NET ASSETS (Beginning of year)                 4,619,775      3,409,274
                                              ----------     ----------
NET ASSETS (End of year)                      $5,479,723     $4,619,775
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                           AIM Variable Insurance Fund, Inc.
                                            Capital Appreciation Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                             ($26,404)      ($22,257)
Net realized loss on investments                (194,442)      (114,721)
Net unrealized appreciation of investments       418,845        899,272
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 197,999        762,294
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       754,637       808,361
Transfers between subaccounts
(including fixed account), net                  (132,823)     (105,380)
Surrenders                                      (673,364)     (536,111)
                                              ----------     ----------
Net proceeds (withdrawals)
 from equity transactions                        (51,550)       166,870
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       146,449        929,164

NET ASSETS (Beginning of year)                 3,508,958      2,579,794
                                              ----------     ----------
NET ASSETS (End of year)                      $3,655,407     $3,508,958
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                           AIM Variable Insurance Fund, Inc.
                                                  Growth Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                              ($6,232)       ($3,988)
Net realized loss on investments                 (20,750)       (62,849)
Net unrealized appreciation of investments        95,665        211,789
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                  68,683        144,952
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       299,377        222,041
Transfers between subaccounts
(including fixed account), net                    83,073         51,115
Surrenders                                      (144,389)       (93,037)
                                              ----------     ----------
Net proceeds from equity transactions            238,061        180,119
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       306,744        325,071

NET ASSETS (Beginning of year)                   696,492        371,421
                                              ----------     ----------
NET ASSETS (End of year)                      $1,003,236       $696,492
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                          AIM Variable Insurance Fund, Inc.
                                                Balanced Subaccount

                                               Year Ended December 31,

                                                     2004(A)
                                                   ----------

OPERATIONS
Net investment income                                   $ ---
Net realized gain on investments                          ---
Net unrealized appreciation of investments                ---
                                                   ----------
Net increase in net assets resulting
 from operations                                          ---
                                                   ----------

EQUITY TRANSACTIONS
Contract purchase payments                                ---
Transfers between subaccounts
(including fixed account), net                            ---
Surrenders     ---
                                                   ----------
Net proceeds from equity transactions                     ---
                                                   ----------

NET INCREASE IN NET ASSETS                                ---

NET ASSETS (Beginning of year)                            ---
                                                   ----------
NET ASSETS (End of year)                                $ ---
                                                   ==========


(A)     Period from October 18, 2004 to December 31, 2004.



The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                          AIM Variable Insurance Fund, Inc.
                                              Balsic Value Subaccount

                                               Year Ended December 31,

                                                     2004(A)
                                                   ----------
OPERATIONS
Net investment income                                   $ ---
Net realized gain on investments                          ---
Net unrealized appreciation of investments                ---
                                                   ----------
Net increase in net assets resulting
 from operations     ---
                                                   ----------

EQUITY TRANSACTIONS
Contract purchase payments                                ---
Transfers between subaccounts
(including fixed account), net                            ---
Surrenders                                                ---
                                                   ----------
Net proceeds from equity transactions                     ---
                                                   ----------

NET INCREASE IN NET ASSETS                                ---

NET ASSETS (Beginning of year)                            ---
                                                   ----------
NET ASSETS (End of year)                                $ ---
                                                   ==========



(A)     Period from October 18, 2004 to December 31, 2004.


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              MFS Variable Insurance Trust
                                               Investors Trust Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                              ($6,021)       ($4,294)
Net realized loss on investments                (120,845)      (159,111)
Net unrealized appreciation of investments       666,381      1,100,190
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 539,515        936,785
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       896,915      1,174,461
Transfers between subaccounts
(including fixed account), net                  (222,110)      (395,834)
Surrenders                                    (1,068,940)      (747,767)
                                              ----------     ----------
Net proceeds (withdrawals)
 from equity transactions                       (394,135)        30,860
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       145,380        967,645

NET ASSETS (Beginning of year)                 5,452,148      4,484,503
                                              ----------     ----------
NET ASSETS (End of year)                      $5,597,528     $5,452,148
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              MFS Variable Insurance Trust
                                                 High Income Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                            $69,589        $47,797
Net realized loss on investments                 (27,228)       (38,319)
Net unrealized appreciation of investments       109,937        220,253
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 152,298        229,731
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       487,973        421,924
Transfers between subaccounts
(including fixed account), net                     2,597        (10,646)
Surrenders                                      (217,728)      (183,253)
                                              ----------     ----------
Net proceeds from equity transactions            272,842        228,025
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       425,140        457,756

NET ASSETS (Beginning of year)                 1,693,815      1,236,059
                                              ----------     ----------
NET ASSETS (End of year)                      $2,118,955     $1,693,815
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              MFS Variable Insurance Trust
                                               Emerging Growth Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                             ($45,215)      ($38,992)
Net realized loss on investments                (838,324)      (309,568)
Net unrealized appreciation of investments     1,585,912      1,679,320
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 702,373      1,330,760
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                     1,296,484      1,593,086
Transfers between subaccounts
(including fixed account), net                  (452,575)      (357,278)
Surrenders                                    (1,328,717)      (926,402)
                                              ----------     ----------
Net proceeds (withdrawals)
 from equity transactions                       (484,808)       309,406
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       217,565      1,640,166

NET ASSETS (Beginning of year)                 6,080,033      4,439,867
                                              ----------     ----------
NET ASSETS (End of year)                      $6,297,598     $6,080,033
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              MFS Variable Insurance Trust
                                                 Total Return Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                            $22,384        $15,985
Net realized gain (loss) on investments           14,505         (5,818)
Net unrealized appreciation of investments       225,653        268,366
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 262,542        278,533
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       546,965        578,142
Transfers between subaccounts
(including fixed account), net                   117,691        241,212
Surrenders                                      (335,764)      (259,164)
                                              ----------     ----------
Net proceeds from equity transactions            328,892        560,190
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       591,434        838,723

NET ASSETS (Beginning of year)                 2,269,143      1,430,420
                                              ----------     ----------
NET ASSETS (End of year)                      $2,860,577     $2,269,143
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              MFS Variable Insurance Trust
                                                New Discovery Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                             ($11,609)       ($7,586)
Net realized loss on investments                 (15,675)       (41,868)
Net unrealized appreciation of investments       132,562        336,587
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 105,278        287,133
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       463,716        413,126
Transfers between subaccounts
(including fixed account), net                    63,734         92,491
Surrenders                                      (196,247)      (136,535)
                                              ----------     ----------
Net proceeds from equity transactions            331,203        369,082
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       436,481        656,215

NET ASSETS (Beginning of year)                 1,397,404        741,189
                                              ----------     ----------
NET ASSETS (End of year)                      $1,833,885     $1,397,404
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      American Century Variable Portfolios, Inc.
                                               Income & Growth Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                             $3,390         $1,917
Net realized gain (loss) on investments            2,510        (16,737)
Net unrealized appreciation of investments       104,181        139,395
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 110,081        124,575
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       231,680        184,859
Transfers between subaccounts
(including fixed account), net                   253,301         76,665
Surrenders                                      (110,406)       (89,386)
                                              ----------     ----------
Net proceeds from equity transactions            374,575        172,138
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       484,656        296,713

NET ASSETS (Beginning of year)                   628,661        331,948
                                              ----------     ----------
NET ASSETS (End of year)                      $1,113,317       $628,661
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      American Century Variable Portfolios, Inc.
                                                  Value Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                             $4,446         $3,693
Net realized gain (loss) on investments           41,712         (2,013)
Net unrealized appreciation of investments       394,907        529,517
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 441,065        531,197
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       928,855        837,592
Transfers between subaccounts
(including fixed account), net                   413,396        202,443
Surrenders                                      (355,418)      (317,707)
                                              ----------     ----------
Net proceeds from equity transactions            986,833        722,328
                                              ----------     ----------

NET INCREASE IN NET ASSETS                     1,427,898      1,253,525

NET ASSETS (Beginning of year)                 2,627,805      1,374,280
                                              ----------     ----------
NET ASSETS (End of year)                      $4,055,703     $2,627,805
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                      American Century Variable Portfolios, Inc.
                                               International Subaccount

                                               Year Ended December 31,

                                                     2004(A)
                                                   ----------
OPERATIONS
Net investment income                                   $ ---
Net realized gain on investments                          ---
Net unrealized appreciation of investments                 43
                                                   ----------
Net increase in net assets resulting
 from operations                                           43
                                                   ----------

EQUITY TRANSACTIONS
Contract purchase payments                                253
Transfers between subaccounts
(including fixed account), net                            925
Surrenders                                                (70)
                                                   ----------
Net proceeds from equity transactions                   1,108
                                                   ----------

NET INCREASE IN NET ASSETS                              1,151

NET ASSETS (Beginning of year)                            ---
                                                   ----------
NET ASSETS (End of year)                               $1,151
                                                   ==========



(A)     Period from October 18, 2004 to December 31, 2004.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         Oppenheimer Variable Account Funds
                                               Main Street Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                               $617         $1,950
Net realized loss on investments                  (1,992)       (30,567)
Net unrealized appreciation of investments       215,594        425,886
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 214,219        397,269
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       656,289        631,979
Transfers between subaccounts
(including fixed account), net                    90,900        182,104
Surrenders                                      (246,926)      (270,729)
                                              ----------     ----------
Net proceeds from equity transactions            500,263        543,354
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       714,482        940,623

NET ASSETS (Beginning of year)                 2,113,065      1,172,442
                                              ----------     ----------
NET ASSETS (End of year)                      $2,827,547     $2,113,065
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         Oppenheimer Variable Account Funds
                                            Global Securities Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income (loss)                      $6,584          ($948)
Net realized gain (loss) on investments            6,546        (36,927)
Net unrealized appreciation of investments       280,895        384,786
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 294,025        346,911
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       425,559        392,726
Transfers between subaccounts
(including fixed account), net                   166,937         80,085
Surrenders                                      (180,800)      (168,300)
                                              ----------     ----------
Net proceeds from equity transactions            411,696        304,511
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       705,721        651,422

NET ASSETS (Beginning of year)                 1,294,745        643,323
                                              ----------     ----------
NET ASSETS (End of year)                      $2,000,466     $1,294,745
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                         Oppenheimer Variable Account Funds
                                           Capital Appreciation Subaccount

                                               Year Ended December 31,

                                                     2004(A)
                                                   ----------
OPERATIONS
Net investment income                                   $ ---
Net realized gain on investments                          ---
Net unrealized appreciation of investments                ---
                                                   ----------
Net increase in net assets resulting
 from operations                                          ---
                                                   ----------

EQUITY TRANSACTIONS
Contract purchase payments                                ---
Transfers between subaccounts
(including fixed account), net                            ---
Surrenders                                                ---
                                                   ----------
Net proceeds from equity transactions                     ---
                                                   ----------

NET INCREASE IN NET ASSETS                                ---

NET ASSETS (Beginning of year)                            ---
                                                   ----------
NET ASSETS (End of year)                                $ ---
                                                   ==========







(A)     Period from October 18, 2004 to December 31, 2004.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                             Franklin Templeton Variable
                                              Insurance Products Trust
                                            Foreign Securities Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income                             $9,097        $17,691
Net realized loss on investments                (130,089)       (77,949)
Net unrealized appreciation on investments       621,284        605,548
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 500,292        545,290
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       757,595        538,147
Transfers between subaccounts
(including fixed account), net                   182,209        218,874
Surrenders                                      (489,040)      (266,544)
                                              ----------     ----------
Net proceeds from equity transactions            450,764        490,477
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       951,056      1,035,767

NET ASSETS (Beginning of year)                 2,530,008      1,494,241
                                              ----------     ----------
NET ASSETS (End of year)                      $3,481,064     $2,530,008
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                             Franklin Templeton Variable
                                              Insurance Products Trust
                                             Growth Securities Subaccount

                                               Year Ended December 31,

                                                     2004(A)
                                                   ----------
OPERATIONS
Net investment income                                   $ ---
Net realized gain on investments                          ---
Net unrealized appreciation of investments                ---
                                                   ----------
Net increase in net assets resulting
 from operations                                          ---
                                                   ----------

EQUITY TRANSACTIONS
Contract purchase payments                                ---
Transfers between subaccounts
(including fixed account), net                            ---
Surrenders                                                ---
                                                   ----------
Net proceeds from equity transactions                     ---
                                                   ----------

NET INCREASE IN NET ASSETS                                ---

NET ASSETS (Beginning of year)                            ---
                                                   ----------
NET ASSETS (End of year)                                $ ---
                                                   ==========


(A)     Period from October 18, 2004 to December 31, 2004.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                                 Neuberger Berman
                                             Advisers Management Trust
                                                Guardian Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income (loss)                    ($10,523)        $2,768
Net realized loss on investments                  (3,649)        (8,875)
Net unrealized appreciation on investments       272,281        308,413
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 258,109        302,306
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       507,029        420,820
Transfers between subaccounts
(including fixed account), net                   108,040        250,573
Surrenders                                      (196,454)      (141,226)
                                              ----------     ----------
Net proceeds from equity transactions            418,615        530,167
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       676,724        832,473

NET ASSETS (Beginning of year)                 1,452,538        620,065
                                              ----------     ----------
NET ASSETS (End of year)                      $2,129,262     $1,452,538
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                                 Alger American Fund
                                             Leveraged AllCap Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                              ($1,808)         ($802)
Net realized gain (loss) on investments            1,966         (1,035)
Net unrealized appreciation on investments        19,308         31,014
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                  19,466         29,177
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       100,138         53,237
Transfers between subaccounts
(including fixed account), net                      (341)        85,364
Surrenders                                       (36,166)       (18,240)
                                              ----------     ----------
Net proceeds from equity transactions             63,631        120,361
                                              ----------     ----------

NET INCREASE IN NET ASSETS                        83,097        149,538

NET ASSETS (Beginning of year)                   203,520         53,982
                                              ----------     ----------
NET ASSETS (End of year)                        $286,617       $203,520
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                                 Alger American Fund
                                               MidCap Growth Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                              ($7,661)       ($2,488)
Net realized gain (loss) on investments            8,432            (70)
Net unrealized appreciation on investments       112,239        125,490
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 113,010        122,932
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       289,141        190,866
Transfers between subaccounts
(including fixed account), net                   156,106        252,923
Surrenders                                      (120,789)       (44,876)
                                              ----------     ----------
Net proceeds from equity transactions            324,458        398,913
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       437,468        521,845

NET ASSETS (Beginning of year)                   651,337        129,492
                                              ----------     ----------
NET ASSETS (End of year)                      $1,088,805       $651,337
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Seligman Portfolios, Inc.
                                       Communications & Information Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment loss                              ($1,501)         ($567)
Net realized loss on investments                     (62)        (2,526)
Net unrealized appreciation on investments        23,088         29,913
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                  21,525         26,820
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                        72,036         33,126
Transfers between subaccounts
(including fixed account), net                    22,015         70,363
Surrenders                                       (30,028)       (11,769)
                                              ----------     ----------
Net proceeds from equity transactions             64,023         91,720
                                              ----------     ----------

NET INCREASE IN NET ASSETS                        85,548        118,540

NET ASSETS (Beginning of year)                   158,048         39,508
                                              ----------     ----------
NET ASSETS (End of year)                        $243,596       $158,048
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                              Seligman Portfolios, Inc.
                                              Small-Cap Value Subaccount

                                               Year Ended December 31,

                                                 2004           2003
                                              ----------     ----------
OPERATIONS
Net investment income (loss)                    ($12,278)        $1,523
Net realized gain on investments                  13,375          9,105
Net unrealized appreciation on investments       431,121        468,876
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 432,218        479,504
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       721,362        537,452
Transfers between subaccounts
(including fixed account), net                   391,153        240,610
Surrenders                                      (218,445)      (151,964)
                                              ----------     ----------
Net proceeds from equity transactions            894,070        626,098
                                              ----------     ----------

NET INCREASE IN NET ASSETS                     1,326,288      1,105,602

NET ASSETS (Beginning of year)                 1,692,985        587,383
                                              ----------     ----------
NET ASSETS (End of year)                      $3,019,273     $1,692,985
                                              ==========     ==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                          Universal Institutional Funds, Inc.
                                           Core Plus Fixed Income Subaccount

                                               Year Ended December 31,

                                                 2004          2003(A)
                                              ----------     ----------
OPERATIONS
Net investment income (loss)                      $1,707           ($74)
Net realized gain on investments                      21             19
Net unrealized appreciation on investments           120            355
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                   1,848            300
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                        11,911          4,743
Transfers between subaccounts
(including fixed account), net                    37,797         20,907
Surrenders                                        (2,859)          (588)
                                              ----------     ----------
Net proceeds from equity transactions             46,849         25,062
                                              ----------     ----------

NET INCREASE IN NET ASSETS                        48,697         25,362

NET ASSETS (Beginning of year)                    25,362            ---
                                              ----------     ----------
NET ASSETS (End of year)                         $74,059        $25,362
                                              ==========     ==========


(A)     Period from May 1, 2003 to December 31, 2003.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                          Universal Institutional Funds, Inc.
                                           Core Plus Fixed Income Subaccount

                                               Year Ended December 31,

                                                 2004          2003(A)
                                              ----------     ----------
OPERATIONS
Net investment income (loss)                      $8,604          ($212)
Net realized gain on investments                  15,684            169
Net unrealized appreciation on investments        79,206          8,588
                                              ----------     ----------
Net increase in net assets resulting
 from operations                                 103,494          8,545
                                              ----------     ----------

EQUITY TRANSACTIONS
Contract purchase payments                       124,596         28,930
Transfers between subaccounts
(including fixed account), net                   270,167         52,719
Surrenders                                       (55,443)        (2,537)
                                              ----------     ----------
Net proceeds from equity transactions            339,320         79,112
                                              ----------     ----------

NET INCREASE IN NET ASSETS                       442,814         87,657

NET ASSETS (Beginning of year)                    87,657            ---
                                              ----------     ----------
NET ASSETS (End of year)                        $530,471        $87,657
                                              ==========     ==========


(A)     Period from May 1, 2003 to December 31, 2003.


The accompanying notes are an integral part of the financial statements.

                 CARILLON LIFE ACCOUNT
             NOTES TO FINANCIAL STATEMENTS


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Life Account of The Union
Central Life Insurance Company (the
Life Account) is a separate account
registered under the Investment
Company Act of 1940, as amended, as a
unit investment trust.  The Life
Account was established on July 10,
1995 under Ohio law and by resolution
of the Board of Directors of The
Union Central Life Insurance Company
(Union Central) and commenced
operations on December 29, 1995. The
Life Account is comprised of thirty-
six subaccounts, each of which
invests in a corresponding Portfolio
of Summit Mutual Funds, Inc., Scudder
Variable Series I, AIM Variable
Insurance Fund, Inc., MFS Variable
Insurance Trust, American Century
Variable Portfolios, Inc.,
Oppenheimer Variable Account Funds,
Franklin Templeton Variable Insurance
Products Trust, Neuberger Berman
Advisers Management Trust, Alger
American Fund, Seligman Portfolios,
Inc., or Universal Institutional
Fund, Inc. (the Funds).   The Funds
are no-load, diversified, open-end
management investment companies
registered under the Investment
Company Act of 1940, as amended.  The
shares of Summit Mutual Funds, Inc.
are sold to Union Central and its
separate accounts and to other
unaffiliated insurance companies to
fund the benefits under certain
variable life policies and variable
annuity contracts.  Carillon
Investments, Inc., a broker-dealer
registered under the Securities
Exchange Act of 1934 and a wholly-
owned subsidiary of Union Central,
serves as the distributor of variable
life policies and variable annuity
contracts issued by Summit Mutual
Funds, Inc.  The shares of Scudder
Variable Series I, AIM Variable
Insurance Fund, Inc., MFS Variable
Insurance Trust, American Century
Variable Portfolios, Inc.,
Oppenheimer Variable Account Funds,
Franklin Templeton Variable Insurance
Products, Neuberger Berman Advisers
Management Trust, Alger American
Fund, Seligman Portfolios, Inc., and
Universal Institutional Funds, Inc
are available and are being marketed
exclusively as a pooled funding
vehicle for life insurance companies
writing all types of variable life
insurance policies and variable
annuity contracts.  Scudder Investor
Services, Inc., a wholly-owned
subsidiary of Zurich Scudder
Investments, Inc., is the distributor
of variable life insurance policies
and variable annuity contracts issued
by Scudder Variable Series I. AIM
Distributors, Inc. is the distributor
of the shares issued by AIM Variable
Insurance Fund, Inc.  MFS Fund
Distributors, Inc., a wholly-owned
subsidiary of Massachusetts Financial
Services Company, is the distributor
of shares issued by the MFS Variable
Insurance Trust.  American Century
Investment Services, Inc. is the
distributor of the shares issued by
American Century Variable Portfolios,
Inc.  Oppenheimer Funds Distributor,
Inc. is the distributor of the shares
issued by Oppenheimer Variable
Account Funds.  Franklin Templeton
Distributors, Inc. is the distributor
of variable annuity and variable life
insurance contracts issued by
Franklin Templeton Variable Insurance
Products Trust.  Neuberger Berman
Management, Inc. is the distributor
of the shares issued by Neuberger
Berman Advisers Management Trust.
Fred Alger & Company, Incorporated is
the distributor of the shares issued
by Alger American Fund.  Seligman
Advisors, Inc. is the distributor of
the shares issued by Seligman
Portfolios, Inc.  Morgan Stanley &
Co. Incorporated is the distributor
of the shares issued by Universal
Institutional Funds.

On May 1, 2003, the Account began
operations in the Summit Mutual Funds
Inc.'s Lehman Aggregate Bond Index
Portfolio and EAFE International
Index Portfolio and the Universal
Institutional Funds Inc.'s Core Plus
Fixed Income Fund and U.S. Real
Estate Fund.

On October 18, 2004, the Account
began operations in the AIM Variable
Insurance Funds, Inc.'s Balanced Fund
and Basic Value Fund and the American
Century Variable Portfolios, Inc.'s
International Fund and the
Oppenheimer Variable Account Funds'
Capital Appreciation Fund and the
Franklin Templeton Variable Insurance
Products Trust's Growth Securities
Fund.

The assets of the Life Account are
segregated from the other assets of
Union Central and the investment
performance of the Life Account is
independent of the investment
performance of both Union Central's
general assets and other separate
accounts.

INVESTMENT VALUATION - Assets of
the Life Account are invested in
shares of the Funds at the net
asset value of the Funds' shares.
Investments in the Funds' shares
are subsequently valued at the net
asset value of the Funds' shares
held.

USE OF ESTIMATES - The preparation
of financial statements in
conformity with accounting
principles generally accepted in
the United States requires
management to make estimates and
assumptions that affect the
reported amounts of assets and
liabilities and disclosure of
contingent assets and liabilities
at the date of the financial
statements.  Estimates also affect
the reported amounts of revenues
and expenses during the reporting
period.  Actual results could
differ from those estimates.

SECURITIES TRANSACTIONS AND
INVESTMENT INCOME - Securities
transactions are recorded on the
trade date (the date the order to
buy or sell is executed), and
dividend income is recorded on the
ex-dividend date.  Gains and losses
on sales of the Funds' shares are
calculated on the first-in, first-
out basis for financial reporting
and tax purposes.  All dividends
and distributions from the
Subaccount are reinvested in
additional shares of the respective
Subaccount at the net asset value
per share.

FEDERAL INCOME TAXES - The
operations of the Life Account form
a part of and are taxed with the
operations of Union Central.  Union
Central is taxed as a life
insurance company under Subchapter
L of the Internal Revenue Code.
Under existing federal income tax
law, separate account investment
income and capital gains are not
taxed to the extent they are
applied to increase reserves under
a contract issued in connection
with the Life Account.  Investment
income and realized capital gains
and losses on assets of the Life
Account are automatically applied
to increase or decrease reserves
under the contract.  Accordingly,
no provision for federal income
taxes has been made in these
financial statements.

NOTE 2 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2004
(year ended unless otherwise noted) were as follows:

                                             Purchases       Sales
                                            ----------    ----------
SUMMIT MUTUAL FUNDS, INC.
Zenith Subaccount                             $705,659      $311,256
Balanced Index Subaccount                     $153,670       $74,966
Bond Subaccount                               $922,327      $338,045
S&P 500 Index Subaccount                    $2,817,398    $1,689,408
S&P MidCap 400 Index Subaccount             $1,444,363      $131,154
Russell 2000 Small Cap Index Subaccount       $656,504       $84,772
Nasdaq-100 Index Subaccount                   $631,339      $122,754
Lehman Aggregate Bond Index Subaccount        $171,828        $7,871
EAFE International Index Subaccount           $193,366       $27,855

SCUDDER VARIABLE SERIES I
Money Market Subaccount                     $3,185,871    $3,443,018
Capital Growth Subaccount                     $410,362      $595,938
International Subaccount                      $523,253      $366,932

AIM VARIABLE INSURANCE FUND, INC.
Capital Appreciation Subaccount               $348,607      $426,592
Growth Subaccount                             $368,144      $119,313
Balanced Subaccount(1)                           $ ---         $ ---
Basic  Value Subaccount(1)                       $ ---         $ ---

MFS VARIABLE INSURANCE TRUST
Investors Trust Subaccount                    $328,333      $728,466
High Income Subaccount                        $511,518      $169,118
Emerging Growth Subaccount                    $501,999    $1,032,045
Total Return Subaccount                       $557,455      $206,216
New Discovery Subaccount                      $448,560      $128,984

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Income & Growth Subaccount                    $413,398       $35,452
Value Subaccount                            $1,123,056      $109,343
International Subaccount(1)                     $1,118           $11

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Main Street Subaccount                        $580,036       $79,186
Global Securities Subaccount                  $493,520       $75,233
Capital Appreciation Subaccount(1)               $ ---         $ ---

FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
Foreign Securities Subaccount                 $688,466      $229,661
Growth Securities Subaccount(1)                  $ ---         $ ---

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Guardian Subaccount                           $512,849      $105,050

ALGER AMERICAN FUND
Leveraged AllCap Subaccount                    $98,936       $37,116
MidCap Growth Subaccount                      $376,564       $59,800

SELIGMAN PORTFOLIOS, INC.
Communications & Information Subaccount        $93,051       $30,531
Small-Cap Value Subaccount                    $934,751       $53,007

UNIVERSAL INSTITUTIONAL FUNDS, INC.
Core Plus Fixed Income Subaccount              $50,319        $1,766
U.S. Real Estate Subaccount                   $436,279       $88,370

(1)     Period from October 18, 2004 through December 31, 2004.

NOTE 3 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS

The subaccount of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., and Universal Institutional Funds, Inc. as of December 31, 2004:

                                    Summit Mutual Funds, Inc.
                    ----------------------------------------------------------
                                Balanced                S&P 500     S&P MidCap
                    Zenith      Index       Bond        Index       400 Index
                    Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
                    ----------  ----------  ----------  ----------  ----------
Net asset value
 per share              $91.30      $45.55      $48.26      $80.48      $60.76
Number of shares        47,433      18,592      79,586     304,860     109,428


                                Summit Mutual Funds, Inc.
                    ---------------------------------------------------
                                              Lehman
                    Russell 2000              Aggregate   EAFE
                    Small Cap     Nasdaq-100  Bond        International
                    Index         Index       Index       Index
                    Subaccount    Subaccount  Subaccount  Subaccount
                    ----------    ----------  ----------  ----------
Net asset value
 per share              $63.92        $22.81      $50.13      $74.34
Number of shares        47,690       144,041       4,076       2,868


                         Scudder Variable Series I
                    -------------------------------------
                    Money       Capital
                    Market      Growth      International
                    Subaccount  Subaccount  Subaccount
                    ----------  ----------  ----------
Net asset value
 per share               $1.00      $15.67       $9.50
Number of shares     2,764,775     335,982     576,819

                            AIM Variable Insurance Fund, Inc.
                   ---------------------------------------------------
                      Capital                                 Basic
                   Appreciation    Growth      Balanced      Value
                    Subaccount   Subaccount   Subaccount   Subaccount
                    ----------   ----------   ----------   ----------
Net asset value
 per share              $22.69       $16.05       $10.59       $11.84
Number of shares       161,100       62,505          ---          ---

                                 MFS Variable Insurance Trust
                    ----------------------------------------------------------
                    Investors   High        Emerging    Total       New
                    Trust       Income      Growth      Return      Discovery
                    Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
Net asset value
 per share           $18.08     $10.37     $17.52     $21.43     $14.87
Number of shares     309,609     204,314     359,447     133,476     123,324

                       American Century Variable Portfolios, Inc.
                       ------------------------------------------
                           Income
                          & Growth      Value     International
                         Subaccount   Subaccount   Subaccount
                         ----------   ----------   ----------
Net asset value
 per share                    $7.32        $8.75        $7.35
Number of shares            152,089      463,491          157

                                                           Franklin Templeton Variable
                     Oppenheimer Variable Account Funds      Insurance Products Trust
                    ------------------------------------   ---------------------------
                    Main        Global        Capital          Foreign       Growth
                    Street      Securities  Appreciation      Securities   Securities
                    Subaccount  Subaccount   Subaccount       Subaccount   Subaccount
                    ----------  ----------   ----------       ----------   ----------
Net asset value
 per share              $20.84      $29.51       $36.99           $14.35
$12.83
Number of shares       135,674      67,796          ---          242,574
---


                 Neuberger Berman
                Advisers Management
                       Trust           Alger American Fund        Alger American Fund
                -------------------   ----------------------   ---------------------------
                                      Leveraged     MidCap     Communications   Small-Cap
                    Guardian            AllCap      Growth     & Information      Value
                   Subaccount         Subaccount  Subaccount     Subaccount     Subaccount
                   ----------         ----------  ----------     ----------     ----------
Net asset value
 per share             $16.17             $30.39      $20.80         $12.76
  $19.26
Number of shares      131,663              9,431      52,342         19,090
 156,758

                            Univeral
                     Institutional Funds, Inc.
                     --------------------------
                       Core Plus       U.S.
                     Fixed Income   Real Estate
                      Subaccount    Subaccount
                      ----------    ----------
Net asset value
 per share                $11.56        $20.48
Number of shares           6,406        25,901


NOTE 4 - ACCOUNT CHARGE

MORTALITY AND EXPENSE RISK CHARGE - A mortality and expense risk charge for Union Central at an annual rate of .75% of the net assets during the first ten policy years and .25% of net assets thereafter of the Life Account is determined daily. The mortality risk Union Central assumes is that the insureds on the policies may die sooner than anticipated and therefore Union Central will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed by Union Central is that expenses incurred in issuing and administering the policies and the separate account will exceed the amounts realized from the administrative charges assessed against the policies.

NOTE 5- RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY FEES - Summit Mutual Funds, Inc. pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). The Adviser is a wholly-owned subsidiary of Union Central. Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds, Inc. Summit Mutual Funds, Inc. pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

   (a) for the Zenith Portfolio - .64% of the current net asset value.

   (b) for the Bond Portfolio - .47% of the current net asset value.

   (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

   (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

   (e) for the Balanced Index Portfolio - .30% of the current net asset value.

   (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

   (g) for the Russell 2000 Small Cap Index Portfolio -
       .35% of the current net asset value.

   (h) for the EAFE International Index Portfolio - .56% of the current net asset value.

   (i) for the Lehman Aggregate Bond Index Portfolio -
       .30% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets. Effective July 1, 2003, the Adviser agreed to temporarily waive its fees and/or reimburse expenses of the S&P 500 Index Portfolio, to the extent necessary, to limit all expenses to 0.48% of the average daily net assets of the Portfolio until March 31, 2004, then to 0.39% of the average daily net assets effective April 1, 2004 until December 31, 2004. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's average annual net asset. The Adviser will pay any expenses of the EAFE International Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.69% of that Portfolio's average annual net asset. The Adviser agreed to temporarily waive its fees and/or reimburse expenses of the EAFE International Index Portfolio, to the extent necessary, to limit all expenses to 0.95% of the average daily net assets of the Portfolio until December 31, 2004. The Adviser will pay any expenses of the Lehman Aggregate Bond Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.30% of that Portfolio's average annual net asset.

ADMINISTRATION FEES - Summit Mutual Funds, Inc. pays the Adviser to perform certain administration services. Summit Mutual Funds, Inc. shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of Summit Mutual Funds, Inc. at an annual rate of .10% of each portfolio's average annual net assets. The Advisor has agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

WAIVERS AND REIMBURSEMENTS - For the period ended December 31, 2004, the Adviser waived fees of $25,289 for Bond Portfolio and $246,464 for S&P 500 Index Portfolio, and the Adviser reimbursed fees of $32,604 for Balanced Index Portfolio, $33,625 for Nasdaq-100 Index Portfolio, $8,798 for Russell 2000 Small Cap Index Portfolio, $211,892 for EAFE International Index Portfolio, and $29,690 for Lehman Aggregate Bond Index Portfolio.

NOTE 6 - CHANGES IN UNITS OUTSTANDING

Below are the changes in units outstanding for the periods ended December 31 (year ended unless otherwise noted):

                                                   Summit Mutual Funds, Inc.
                           ----------------------------------------------------------------------
---
                                                           Balanced
                                  Zenith                    Index                      Bond
                                Subaccount                Subaccount                Subaccount
                           ---------------------     ---------------------     ------------------
---
                             2004        2003          2004        2003          2004        2003
Units Issued               38,689.45   44,017.03     13,949.98   19,394.04     50,190.37
55,604.84
Units Redeemed             17,649.29   14,224.50      7,159.08    5,035.86     21,201.52
32,163.33
Net Increase (Decrease)    21,040.16   29,792.53      6,790.90   14,358.18     28,988.85
23,441.51


                                                   Summit Mutual Funds, Inc.
                           -------------------------------------------------------------------------
                                  S&P 500                  S&P MidCap              Russell 2000
                                   Index                   400 Index              Small Cap Index
                                 Subaccount                Subaccout                Subaccount
                           ----------------------     --------------------     ---------------------
                              2004        2003          2004       2003          2004       2003
Units Issued               156,231.99  165,329.68     95,861.42  77,274.55     58,406.31
60,468.64
Units Redeemed              90,201.53   46,863.08      8,328.35   6,537.92      7,163.76
10,038.92
Net Increase (Decrease)     66,030.46  118,466.60     87,533.07  70,736.63     51,242.55
50,429.72


                                               Summit Mutal Funds, Inc.
                           -----------------------------------------------------------------------

                                                                                      EAFE
                                  Nasdaq-100            Lehman Aggregate          International
                                    Index                  Bond Index                Index
                                  Subaccount              Subaccount(1)            Subaccount(1)
                           ----------------------     --------------------     -------------------
                              2004        2003          2004       2003          2004       2003

Units Issued               174,813.75  247,587.59     16,621.08   4,467.35     14,185.14
1,705.81
Units Redeemed              31,923.54   22,560.23        746.57     546.55      1,997.41
170.16
Net Increase (Decrease)    142,890.21  225,027.36     15,874.51   3,920.80     12,187.73
1,535.65


                                                   Scudder Variable Series I
                           -----------------------------------------------------------------------
                                    Money                   Capital
                                    Market                   Growth               International
                                  Subaccount               Subaccount              Subaccount
                           -----------------------    ---------------------    --------------------
                               2004        2003          2004       2003         2004       2003
Units Issued               244,340.49    216,427.67    25,398.53   33,633.81    39,732.42
51,343.78
Units Redeemed             264,441.24    257,193.61    36,124.06   34,916.28    29,837.14
26,465.91
Net Increase (Decrease)    (20,100.75)   (40,765.94)  (10,725.53)  (1,282.47)    9,895.28
24,877.87


                                          AIM Variable Insurance Fund, Inc.
                          ------------------------------------------------------------------
                                 Capital
                               Appreciation              Growth               Balanced
                                Subaccount             Subaccount            Subaccount(2)
                           ---------------------   --------------------   ------------------
                           2004        2003        2004       2003              2004
Units Issued               42,161.63   51,049.81   81,266.08  67,314.69          ---
Units Redeemed             48,431.95   29,023.83   26,843.43  18,575.15          ---
Net Increase (Decrease)    (6,270.32)  22,025.98   54,422.65  48,739.54          ---


(1)     Period from May 1, 2003 through December 31, 2003.
(2)     Period from October 18, 2004 through December 31, 2004.

                              AIM Variable
                          Insurance Fund, Inc.          MFS Variable Insurance Trust
                          --------------------   --------------------------------------------
                                                       Investors                 High
                              Basic Value               Trust                   Income
                              Subaccount(2)           Subaccount              Subaccount
                           -------------------   --------------------   ---------------------
                               2004              2004       2003        2004        2003
Units Issued                   ---               21,020.03  38,563.60   31,402.71   29,373.68
Units Redeemed                 ---               46,858.94  37,537.92   12,080.22   11,192.49
Net Increase (Decrease)        ---              (25,838.91)  1,025.68   19,322.49   18,181.19

                                                MFS Variable Insurance Trust
                           -----------------------------------------------------------------------
                                 Emerging                  Total                       New
                                  Growth                   Return                   Discovery
                                Subaccount                Subaccount               Subaccount
                           ---------------------     --------------------     --------------------
                             2004        2003          2004       2003          2004       2003
Units Issued               40,084.71   66,244.11     40,306.92  57,131.48     57,125.93
62,441.50
Units Redeemed             75,594.87   40,058.93     15,314.35   8,877.51     15,684.77
11,603.74
Net Increase (Decrease)   (35,510.16)  26,185.18     24,992.57  48,253.97     41,441.16
50,837.76


                                        American Century Variable Portfolios, Inc.
                      -------------------------------------------------------------------------
                                 Income
                                & Growth                     Value              International
                               Subaccount                 Subaccount             Subaccount(2)
                         ----------------------     ---------------------     -----------------
                          2004        2003          2004        2003             2004
Units Issued              46,932.17   36,155.32     69,794.81   65,862.20        102.70
Units Redeemed             3,923.71   12,235.94      6,707.20    7,938.15          0.95
Net Increase (Decrease)   43,008.46   23,919.38     63,087.61   57,924.05        101.75

                                          Oppenheimer Variable Account Funds
                           --------------------------------------------------------------------
                                                            Global                Capital
                               Main Street                Securities            Appreciation
                                Subaccount                Subaccount             Subaccount(2)
                           ---------------------     --------------------     -----------------
                           2004        2003          2004       2003               2004
Units Issued               68,634.34   93,719.67     50,411.14  57,088.68          ---
Units Redeemed              9,067.90   16,047.86      7,509.17  15,825.36          ---
Net Increase (Decrease)    59,566.44   77,671.81     42,901.97  41,263.32          ---

                                 Franklin Templeton Variable           Neuberger Berman
                                   Insurance Products Trust        Advisers Management Trust
                          -------------------------------------    -------------------------
                                 Foreign            Growth
                                Securities        Securities             Guardian
                                Subaccount       Subaccount(2)          Subaccount
                          --------------------  ---------------      -----------------
                          2004       2003           2004              2004        2003
Units Issued              51,939.01  55,025.98      ---               55,656.69   76,377.35
Units Redeemed            17,388.61   9,191.39      ---               11,164.40    4,980.45
Net Increase (Decrease)   34,550.40  45,834.59      ---               44,492.29   71,396.90


(1)     Period from May 1, 2003 through December 31, 2003.
(2)     Period from October 18, 2004 through December 31, 2004.

caption>

                                       Alger American Fund              Seligman Portfolios, Inc.
                          -------------------------------------------   -------------------------
                               Leveraged               MidCap              Communications
                                 AllCap                Growth              & Information
                               Subaccount            Subaccount              Subaccount
                          --------------------   ------------------      -------------------
                          2004       2003        2004       2003          2004       2003
Units Issued              11,790.17  16,736.52   37,711.65  48,028.45
11,312.88  13,144.06
Units Redeemed             3,997.00     593.84    5,684.67   1,721.20
3,635.69     835.00
Net Increase (Decrease)    7,793.17  16,142.68   32,026.98  46,307.25
7,677.19  12,309.06

caption>

                        Seligman Portfolios, Inc.       Universal Institutional Funds, Inc.
                        -------------------------    -----------------------------------------
                               Small-Cap                 Core Plus              U.S.
                                 Value                  Fixed Income          Real Estate
                               Subaccount                Subaccount(1)         Subaccount(1)
                        ------------------------     -------------------   -------------------
                          2004       2003            2004       2003        2004       2003
Units Issued              59,613.96  59,541.09       4,679.76   2,838.43
29,712.90  6,929.99
Units Redeemed             3,182.85   5,064.63         153.13     349.81
6,184.43    150.15
Net Increase (Decrease)   56,431.11  54,476.46       4,526.63   2,488.62
23,528.47  6,779.84



(1)     Period from May 1, 2003 through December 31, 2003.
(2)     Period from October 18, 2004 through December 31, 2004.

NOTE 7 - SELECTED PER UNIT DATA
Below is a summary of unit values and units outstanding for variable universal life contracts and the expense ratios, excluding expenses of the underlying funds for the periods ended December 31 (year ended unless otherwise noted):

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  -----------
-
SUMMIT MUTUAL FUNDS, INC.

ZENITH SUBACCOUNT
Accumulation unit value                           $18.96        $16.64        $12.37
$16.21
Prior year accumulation unit value                $16.64        $12.37        $16.21
$14.68
Number of accumulation units outstanding,
 end of period                                228,442.33    207,402.17    177,609.64
142,111.66
Total net assets                               4,330,734     3,451,765     2,196,981
2,303,035
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                  13.91%        34.55%       -23.67%
10.41%
Investment income ratio (3)                        1.42%         0.12%         0.55%
1.64%

BALANCED INDEX SUBACCOUNT
Accumulation unit value                           $10.94        $10.24         $8.77
$9.96
Prior year accumulation unit value                $10.24         $8.77         $9.96
$10.49
Number of accumulation units outstanding,
 end of period                                 77,426.65     70,635.75     56,277.57
45,232.50
Total net assets                                 846,892       723,545       493,460
450,375
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                   6.78%        16.82%       -11.94%        -
5.10%
Investment income ratio (3)                        1.63%         2.34%         3.59%
1.25%

BOND SUBACCOUNT
Accumulation unit value                           $16.00        $15.46        $14.39
$13.71
Prior year accumulation unit value                $15.46        $14.39        $13.71
$12.94
Number of accumulation units outstanding,
 end of period                                240,069.42    211,080.57    187,639.06
135,109.72
Total net assets                               3,840,918     3,262,698     2,700,376
1,852,900
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                   3.51%         7.41%         4.94%
6.01%
Investment income ratio (3)                        4.30%         6.91%         5.98%
4.47%

S&P 500 INDEX SUBACCOUNT
Accumulation unit value                           $19.67        $17.95        $14.13
$18.39
Prior year accumulation unit value                $17.95        $14.13        $18.39
$21.14
Number of accumulation units outstanding,
 end of period                              1,247,593.69  1,181,563.23  1,063,096.63
933,676.56
Total net assets                              24,535,627    21,213,121    15,025,674
17,166,157
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                   9.54%        27.02%       -23.13%       -
13.04%
Investment income ratio (3)                        0.39%         0.86%         0.38%
0.69%

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value                           $16.95        $14.75        $11.03
$13.10
Prior year accumulation unit value                $14.75        $11.03        $13.10
$13.35
Number of accumulation units outstanding,
 end of period                                392,281.67    304,748.60    234,011.97
145,694.76
Total net assets                               6,648,897     4,495,717     2,581,384
1,908,321
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                  14.89%        33.73%       -15.78%        -
1.91%
Investment income ratio (3)                        0.23%         0.49%         0.49%
0.31%

                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  -----------
-
SUMMIT MUTUAL FUNDS, INC.

RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
Accumulation unit value                           $12.81        $10.96         $7.56
$9.64
Prior year accumulation unit value                $10.96         $7.56         $9.64
$9.57
Number of accumulation units outstanding,
 end of period                                237,966.99    186,724.44     136,294.72
61,840.15
Total net assets                               3,047,984     2,047,278      1,029,711
596,255
Expense ratio (1)                                  0.75%         0.75%          0.75%
0.75%
Total return (2)                                  16.82%        45.12%        -21.64%
0.78%
Investment income ratio (3)                        0.18%         0.54%          0.18%
0.90%

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value                            $4.09         $3.75         $2.54
$4.09
Prior year accumulation unit value                 $3.75         $2.54         $4.09
$6.17
Number of accumulation units outstanding,
 end of period                                802,742.99    659,852.78    434,825.42
232,091.21
Total net assets                               3,285,935     2,472,074     1,104,227
949,970
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                   9.26%        47.53%       -37.96%       -
33.64%
Investment income ratio (3)                          ---           ---           ---           --
-

LEHMAN AGGREGATE BOND INDEX SUBACCOUNT
Accumulation unit value                           $10.32      $10.04(4)
Prior year accumulation unit value                $10.04           ---
Number of accumulation units outstanding,
 end of period                                 19,795.31      3,920.80
Total net assets                                 204,351        39,381
Expense ratio (1)                                  0.75%         0.75%
Total return (2)                                   2.78%       0.44%(5)
Investment income ratio (3)                        2.96%         1.51%

EAFE INTERNATIONAL INDEX SUBACCOUNT
Accumulation unit value                           $15.54      $13.27(4)
Prior year accumulation unit value                $13.27           ---
Number of accumulation units outstanding,
 end of period                                 13,723.38      1,535.65
Total net assets                                 213,213        20,374
Expense ratio (1)                                  0.75%         0.75%
Total return (2)                                  17.10%      32.67%(5)
Investment income ratio (3)                        0.35%           ---

SCUDDER VARIABLE SERIES I

MONEY MARKET SUBACCOUNT
Accumulation unit value                           $13.01        $13.00        $12.99
$12.89
Prior year accumulation unit value                $13.00        $12.99        $12.89
$12.50
Number of accumulation units outstanding,
 end of period                                212,481.19    232,581.94    273,347.88
220,858.02
Total net assets                               2,765,437     3,022,634     3,550,115
2,847,481
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                   0.15%         0.07%         0.73%
3.12%
Investment income ratio (3)                        0.84%         0.81%         1.46%
3.65%


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  -----------
-
SCUDDER VARIABLE SERIES I

CAPITAL GROWTH SUBACCOUNT
Accumulation unit value                           $16.97        $15.84        $12.58
$17.89
Prior year accumulation unit value                $15.84        $12.58        $17.89
$22.35
Number of accumulation units outstanding,
 end of period                                310,147.43    320,872.96    322,155.43
290,534.82
Total net assets                               5,264,559     5,081,875     4,051,351
5,198,388
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                   7.18%        25.94%       -29.71%       -
19.96%
Investment income ratio (3)                        0.53%         0.42%         0.32%
12.00%

INTERNATIONAL SUBACCOUNT
Accumulation unit value                           $13.80        $11.93         $9.41
$11.62
Prior year accumulation unit value                $11.93         $9.41        $11.62
$16.93
Number of accumulation units outstanding,
 end of period                                397,027.23    387,131.95    362,254.08
304,591.23
Total net assets                               5,479,723     4,619,775     3,409,274
3,537,968
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                  15.66%        26.80%       -18.98%       -
31.37%
Investment income ratio (3)                        1.25%         0.70%         0.86%
19.11%

AIM VARIABLE INSURANCE FUND, INC.

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value                            $9.25         $8.74         $6.80
$9.06
Prior year accumulation unit value                 $8.74         $6.80         $9.06
$11.90
Number of accumulation units outstanding,
 end of period                                395,040.26    401,310.58    379,284.60
313,765.25
Total net assets                               3,655,407     3,508,958     2,579,794
2,842,558
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                   5.83%        28.55%       -24.92%       -
23.85%
Investment income ratio (3)                          ---           ---           ---           --
-

GROWTH SUBACCOUNT
Accumulation unit value                            $4.69         $4.36         $3.35
$4.89
Prior year accumulation unit value                 $4.36         $3.35         $4.89
$7.45
Number of accumulation units outstanding,
 end of period                                214,034.04    159,611.39    110,871.85
71,075.29
Total net assets                               1,003,236       696,492       371,421
347,535
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                   7.42%        30.26%       -31.49%       -
34.38%
Investment income ratio (3)                          ---           ---           ---
0.31%

BALANCED SUBACCOUNT(7)
Accumulation unit value                         $10.78(7)
Prior year accumulation unit value                 $ ---
Number of accumulation units outstanding,
 end of period                                       ---
Total net assets                                     ---
Expense ratio (1)                                  0.75%
Total return (2)                                 7.79%(5)
Investment income ratio (3)                          ---

BASIC VALUE SUBACCOUNT(7)
Accumulation unit value                         $11.19(7)
Prior year accumulation unit value                 $ ---
Number of accumulation units outstanding,
 end of period                                       ---
Total net assets                                     ---
Expense ratio (1)                                  0.75%
Total return (2)                                11.95%(5)
Investment income ratio (3)                          ---


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  -----------
-
MFS VARIABLE INSURANCE TRUST

INVESTORS TRUST SUBACCOUNT
Accumulation unit value                           $16.57        $15.00        $12.37
$15.77
Prior year accumulation unit value                $15.00        $12.37        $15.77
$18.90
Number of accumulation units outstanding,
 end of period                                337,730.51    363,569.42    362,543.74
335,048.86
Total net assets                               5,597,528     5,452,148     4,484,503
5,283,132
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                  10.52%        21.23%       -21.55%       -
16.58%
Investment income ratio (3)                        0.61%         0.63%         0.54%
0.48%

HIGH INCOME SUBACCOUNT
Accumulation unit value                           $14.70        $13.57        $11.59
$11.38
Prior year accumulation unit value                $13.57        $11.59        $11.38
$11.24
Number of accumulation units outstanding,
 end of period                                144,161.37    124,838.88    106,657.69
84,381.88
Total net assets                               2,118,955     1,693,815     1,236,059
960,637
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                   8.33%        17.08%         1.80%
1.31%
Investment income ratio (3)                        4.37%         4.01%         6.96%
8.28%

EMERGING GROWTH SUBACCOUNT
Accumulation unit value                           $14.61        $13.03        $10.08
$15.34
Prior year accumulation unit value                $13.03        $10.08        $15.34
$23.24
Number of accumulation units outstanding,
 end of period                                430,940.76    466,450.92    440,265.74
370,904.51
Total net assets                               6,297,598     6,080,033     4,439,867
5,689,294
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                  12.11%        29.25%       -34.26%       -
33.98%
Investment income ratio (3)                          ---           ---           ---
5.70%

TOTAL RETURN SUBACCOUNT
Accumulation unit value                           $14.14        $12.80        $11.09
$11.78
Prior year accumulation unit value                $12.80        $11.09        $11.78
$11.84
Number of accumulation units outstanding,
 end of period                                202,263.36    177,270.79    129,016.82
69,132.08
Total net assets                               2,860,577     2,269,143     1,430,420
814,329
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                  10.49%        15.45%        -5.88%        -
0.50%
Investment income ratio (3)                        1.62%         1.59%         1.59%
1.05%

NEW DISCOVERY SUBACCOUNT
Accumulation unit value                            $8.60         $8.14         $6.13
$9.04
Prior year accumulation unit value                 $8.14         $6.13         $9.04
$9.59
Number of accumulation units outstanding,
 end of period                                213,156.12    171,714.96    120,877.20
68,022.84
Total net assets                               1,833,885     1,397,404       741,189
614,668
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                   5.72%        32.72%       -32.14%        -
5.74%
Investment income ratio (3)                          ---           ---           ---
0.10%



                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  -----------
-
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INCOME & GROWTH SUBACCOUNT
Accumulation unit value                            $9.49         $8.47         $6.59
$8.24
Prior year accumulation unit value                 $8.47         $6.59         $8.24
$9.06
Number of accumulation units outstanding,
 end of period                                117,271.91     74,263.45     50,344.07
20,818.86
Total net assets                               1,113,317       628,661       331,948
171,532
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                  12.15%        28.39%       -19.97%        -
9.04%
Investment income ratio (3)                        1.08%         1.13%         0.72%
0.43%

VALUE SUBACCOUNT
Accumulation unit value                           $17.02        $15.00        $11.72
$13.51
Prior year accumulation unit value                $15.00        $11.72        $13.51
$12.07
Number of accumulation units outstanding,
 end of period                                238,288.79    175,201.18    117,277.14
52,447.36
Total net assets                               4,055,703     2,627,805     1,374,280
708,660
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                  13.48%        28.00%       -13.27%
11.98%
Investment income ratio (3)                        0.87%         0.91%         0.70%
0.38%

INTERNATIONAL SUBACCOUNT(7)
Accumulation unit value                         $11.31(7)
Prior year accumulation unit value                 $ ---
Number of accumulation units outstanding,
 end of period                                    101.75
Total net assets                                   1,151
Expense ratio (1)                                  0.75%
Total return (2)                                13.08%(5)
Investment income ratio (3)                          ---

OPPENHEIMER VARIABLE ACCOUNT FUNDS

MAIN STREET SUBACCOUNT
Accumulation unit value                            $8.93         $8.22         $6.54
$8.11
Prior year accumulation unit value                 $8.22         $6.54         $8.11
$9.09
Number of accumulation units outstanding,
 end of period                                316,630.42    257,063.98    179,392.17
81,118.59
Total net assets                               2,827,547     2,113,065     1,172,442
657,804
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                   8.64%        25.77%       -19.40%       -
10.83%
Investment income ratio (3)                        0.74%         0.85%         0.63%
0.29%

GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value                           $10.94         $9.25         $6.51
$8.43
Prior year accumulation unit value                 $9.25         $6.51         $8.43
$9.65
Number of accumulation units outstanding,
 end of period                                182,931.13    140,029.16     98,765.84
42,195.71
Total net assets                               2,000,466     1,294,745       643,323
355,636
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                  18.27%        41.95%       -22.72%       -
12.70%
Investment income ratio (3)                        1.11%         0.59%         0.46%
6.97%

CAPITAL APPRECIATION SUBACCOUNT(7)
Accumulation unit value                         $10.88(7)
Prior year accumulation unit value                 $ ---
Number of accumulation units outstanding,
 end of period                                       ---
Total net assets                                     ---
Expense ratio (1)                                  0.75%
Total return (2)                                 8.75%(5)
Investment income ratio (3)                          ---


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  -----------
-
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST

FOREIGN SECURITIES SUBACCOUNT
Accumulation unit value                           $14.61        $12.42         $9.46
$11.71
Prior year accumulation unit value                $12.42         $9.46        $11.71
$14.04
Number of accumulation units outstanding,
 end of period                                238,285.29    203,734.89    157,900.30
123,312.15
Total net assets                               3,481,064     2,530,008     1,494,241
1,443,684
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                  17.64%        31.23%        -19.17%      -
16.62%
Investment income ratio (3)                        1.03%         1.56%          1.63%
25.45%

GROWTH SECURITIES SUBACCOUNT(7)
Accumulation unit value                         $11.13(7)
Prior year accumulation unit value                 $ ---
Number of accumulation units outstanding,
 end of period                                       ---
Total net assets                                     ---
Expense ratio (1)                                  0.75%
Total return (2)                                11.30%(5)
Investment income ratio (3)                          ---

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

GUARDIAN SUBACCOUNT
Accumulation unit value                           $10.33         $8.99         $6.87
$9.41
Prior year accumulation unit value                 $8.99         $6.87         $9.41
$9.63
Number of accumulation units outstanding,
 end of period                                206,121.36    161,629.07     90,232.17
34,587.92
Total net assets                               2,129,262     1,452,538       620,065
325,587
Expense ratio (1)                                  0.75%         0.75%          0.75%
0.75%
Total return (2)                                  14.95%        30.78%        -27.00%       -
2.24%
Investment income ratio (3)                        0.13%         1.01%          0.61%
0.20%

ALGER AMERICAN FUND

LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value                            $8.74         $8.14         $6.08
$9.28(6)
Prior year accumulation unit value                 $8.14         $6.08         $9.28           --
-
Number of accumulation units outstanding,
 end of period                                 32,808.05     25,014.88      8,872.20
1,266.45
Total net assets                                 286,617       203,520        53,982
11,747
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                   7.38%        33.72%       -34.40%     -
7.24%(5)
Investment income ratio (3)                          ---           ---           ---           --
-

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value                           $11.18         $9.96         $6.79
$9.71(6)
Prior year accumulation unit value                 $9.96         $6.79         $9.71           --
-
Number of accumulation units outstanding,
 end of period                                 97,398.52     65,371.54     19,064.29
6,180.84
Total net assets                               1,088,805       651,337       129,492
60,034
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                  12.20%        46.69%       -30.07%      -
2.87%(5)
Investment income ratio (3)                          ---           ---           ---           --
-

SELIGMAN PORTFOLIOS, INC.

COMMUNICATIONS & INFORMATION SUBACCOUNT
Accumulation unit value                            $9.08         $8.25         $5.77
$9.12(6)
Prior year accumulation unit value                 $8.25         $5.77         $9.12           --
-
Number of accumulation units outstanding,
 end of period                                 26,832.61     19,155.42      6,846.36
1,813.30
Total net assets                                 243,596       158,048        39,508
16,533
Expense ratio (1)                                  0.75%         0.75%         0.75%
0.75%
Total return (2)                                  10.03%        42.98%       -36.71%      -
8.82%(5)
Investment income ratio (3)                          ---           ---           ---           --
-


                                             2004          2003          2002          2001
                                            ------------  ------------  ------------  -----------
-
SELIGMAN PORTFOLIOS, INC.

SMALL-CAP VALUE SUBACCOUNT
Accumulation unit value                           $17.89        $15.07        $10.15
$12.11(6)
Prior year accumulation unit value                $15.07        $10.15        $12.11           --
-
Number of accumulation units outstanding,
 end of period                                168,770.05    112,338.95     57,862.49
6,950.93
Total net assets                               3,019,273     1,692,985        587,383
84,155
Expense ratio (1)                                  0.75%         0.75%          0.75%
0.75%
Total return (2)                                  18.71%        48.46%        -16.15%
21.07%(5)
Investment income ratio (3)                        0.20%         0.87%            ---          --
-

UNIVERSAL INSTITUTIONAL FUNDS, INC

CORE PLUS FIXED INCOME SUBACCOUNT
Accumulation unit value                           $10.56      $10.19(4)
Prior year accumulation unit value                $10.19           ---
Number of accumulation units outstanding,
 end of period                                  7,015.25      2,488.62
Total net assets                                  74,059        25,362
Expense ratio (1)                                  0.75%         0.75%
Total return (2)                                   3.59%       1.91%(5)
Investment income ratio (3)                        4.14%         0.01%

U.S. REAL ESTATE SUBACCOUNT
Accumulation unit value                           $17.50      $12.93(4)
Prior year accumulation unit value                $12.93           ---
Number of accumulation units outstanding,
 end of period                                 30,308.31      6,779.84
Total net assets                                 530,471        87,657
Expense ratio (1)                                  0.75%         0.75%
Total return (2)                                  35.37%       29.29%(5)
Investment income ratio (3)                        3.49%           ---

(1) These amounts represent the annualized contract expenses of the separate account consisting primarily of mortality and expense charges for each period indicated.
The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units.
Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of the dividends by the underlying fund in which the subaccounts invest.
(4) Commencement of operations was May 1, 2003, with a beginning accumulation unit value of $10.00.
(5)   Returns presented are since inception.
(6) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
(7) Commencement of operations was October 18, 2004, with a beginning accumulation unit value of $10.00.


NOTE 8 - SUBSEQUENT EVENT (Unaudited)
In January 2005, the Board of Directors of The Union Central Life Insurance Company and the Ameritas Acacia Companies voted to combine at the mutual holding company level.
The target date for the consolidation is the end of 2005. Members and policyholders of the companies must approve the transaction. In addition, a number of regulatory approvals must be met, including approval from the Department of Insurance in Nebraska and Ohio.

              APPENDIX D




CONSOLIDATED FINANCIAL STATEMENTS

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

YEARS ENDED DECEMBER 31, 2004 AND 2003 WITH REPORT OF INDEPENDENT
AUDITORS

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

           CONSOLIDATED FINANCIAL STATEMENTS


         Years ended December 31, 2004 and 2003


                        CONTENTS
                                                   Page
                                                   ----
Report of Independent Auditors . . . . . . . . . . . .1

Consolidated Balance Sheets. . . . . . . . . . . . . .2

Consolidated Statements of Income. . . . . . . . . . .3

Consolidated Statements of Changes in Equity . . . . .4

Consolidated Statements of Cash Flows. . . . . . . . .5

Notes to Consolidated Financial Statements . . . . . .6

[Ernst & Young Letterhead]


               Report of Independent Auditors



To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of Union Central Mortgage Funding, Inc, a wholly-owned subsidiary, which statements reflect 2.3% and 9.5% of total consolidated pre-tax income for the years ended 2004 and 2003, respectively. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Union Central Mortgage Funding, Inc., is based solely on the report of other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union Central Life Insurance Company and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.


                                    Ernst & Young LLP


February 8, 2005

  THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED BALANCE SHEETS
                        (in thousands)

                                                            December 31,
                                                      -----------------------
                                                         2004         2003
                                                      ----------   ----------
ASSETS
Investments:
 Fixed maturities available-for-sale at fair value
 (amortized cost:    2004 - $3,365,283 and
 2003 - $3,365,149)                                   $3,448,772   $3,448,932
 Other fixed maturities                                   13,236       24,260
 Equity securities available-for-sale at fair value
   (cost: 2004 - $16,681 and 2003 - $59,810)              17,475       63,077
 Other equity securities                                   4,135       13,803
 Cash and short-term investments                          15,840        5,958
 Other invested assets                                    32,647       32,926
 Mortgage loans held-for-investment                      512,292      508,655
 Mortgage loans held-for-sale                            107,020       18,996
 Amounts receivable under repurchase agreement            71,730       36,457
 Real estate                                              10,056       11,272
 Policy loans                                            142,611      144,037
                                                      ----------   ----------
   Total investments                                   4,375,814    4,308,373

Accrued investment income                                 47,646       46,126
Deferred policy acquisition costs                        370,223      358,632
Property, plant and equipment, at cost, less
 accumulated depreciation (2004 - $94,522
 and 2003 - $86,040)                                      37,871       41,904
Federal income tax recoverable                             4,972           --
Receivable for securities                                105,709        7,904
Other assets                                             403,421      291,224
Separate account assets                                2,095,848    1,809,545
                                                      ----------   ----------
 Total assets                                         $7,441,504   $6,863,708
                                                      ==========   ==========

LIABILITIES AND EQUITY
Policy liabilities:
 Future policy benefits                               $4,028,737   $4,003,852
 Deposit funds                                           114,896      119,116
 Policy and contract claims                               28,982       37,126
 Policyholders' dividends                                  8,398        9,152
                                                      ----------   ----------
    Total policy liabilities                           4,181,013    4,169,246
Deferred revenue                                          50,990       60,902
Payable for securities                                   107,086          185
Warehouse line of credit                                  84,565       18,970
Other liabilities                                        133,241       99,768
Federal income tax payable                                    --          895
Deferred federal income tax liability                     17,020        8,928
Surplus notes payable                                     49,810       49,801
Obligation under repurchase agreement                     71,041       36,257
Separate account liabilities                           2,095,848    1,809,545
                                                      ----------   ----------
 Total liabilities                                     6,790,614    6,254,497

EQUITY
Policyholders' equity                                    650,505      606,984
Accumulated other comprehensive income                       385      2,227
                                                      ----------   ----------
 Total equity                                            650,890      609,211
                                                      ----------   ----------
 Total liabilities and equity                         $7,441,504   $6,863,708
                                                      ==========   ==========

The accompanying notes are an integral part of the financial statements.

  THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED BALANCE SHEETS
                        (in thousands)

                                                            December 31,
                                                      -----------------------
                                                         2004         2003
                                                      ----------   ----------
REVENUE
Insurance revenue:
 Traditional insurance premiums                         $113,805     $117,285
 Universal life policy charges                            61,657       63,291
 Annuities                                                32,336       31,854
Net investment income                                    242,634      252,776
Net realized gains on investments                          7,910       29,151
Fee income                                                23,969       24,885
Other                                                      8,384        9,208
                                                        --------     --------
 Total revenue                                           490,695      528,450

BENEFITS AND EXPENSES
Benefits                                                 114,654      112,058
Increase in reserves for future policy benefits              993        4,942
Interest expense:
 Universal life                                           63,438       72,754
 Investment products                                      71,603       77,885
Underwriting, acquisition and insurance expense          168,721      198,169
Policyholders' dividends                                  11,629       13,740
                                                        --------     --------
 Total benefits and expenses                             431,038      479,548
                                                        --------     --------
Income before federal income tax expense                  59,657       48,902
Federal income tax expense                                16,136       16,051
                                                      ----------     --------
Net Income                                              $ 43,521     $ 32,851
                                                        ========     ========

The accompanying notes are an integral part of the financial statements.

  THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED BALANCE SHEETS
                        (in thousands)

                                   Accumulated
                                      Other
                                  Comprehensive  Policyholders'
                                      Income        Equity       Total
                                  -------------  -------------- --------
Balance at January 1, 2003            $  8,388     $574,133     $582,521

Net income                                           32,851       32,851
Unrealized losses on securities,
 net of tax and reclassification
 adjustment                             (3,090)                   (3,090)
Minimum pension liability
 adjustment                             (3,071)                   (3,071)
                                                                --------

Comprehensive income                                              26,690
                                      --------     --------     --------

Balance at December 31, 2003             2,227      606,984      609,211
                                      ========     ========     ========

Net income                                           43,521       43,521
Unrealized gains on securities,
 net of tax and reclassification
 adjustment                                789                       789
Minimum pension liability
 adjustment                             (2,631)                   (2,631)
                                                                --------
Comprehensive income                                              41,679
                                      --------     --------     --------
Balance at December 31, 2004          $    385     $650,505     $650,890
                                      ========     ========     ========

The accompanying notes are an integral part of the financial statements.

  THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED BALANCE SHEETS
                        (in thousands)


                                                      Year ended December 31
                                                      ----------------------
                                                         2004         2003
                                                      ----------   ----------
OPERATING ACTIVITIES
Net income                                            $   43,521   $   32,851

Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
 Interest credited to universal life policies             63,438       72,754
 Interest credited to investment products                 71,603       77,885
 Accrual of discounts on investments, net                  8,685       10,441
 Net realized gains on investments                        (7,910)     (29,151)
 Depreciation                                              8,482       10,580
 Amortization of deferred policy acquisition costs        56,351       69,019
 Amortization of deferred revenue                        (15,341)     (10,558)
 Policy acquisition cost deferred                        (63,959)     (59,823)
 Revenue deferred                                          5,429        2,873
 Deferred federal income tax expense                       9,002        5,701
 Cost of mortgage loans held for sale, net               (85,442)     (18,899)
Change in operating assets and liabilities:
 Accrued investment income                                (1,520)        (863)
 Receivable for securities                               (97,805)        (964)
 Other assets                                           (112,197)     (83,877)
 Amounts receivable under repurchase agreement           (35,273)     (36,457)
 Policy liabilities                                       72,269        6,070
 Payable for securities                                  106,901     (140,748)
 Obligation under repurchase agreement                    34,784       36,257
 Other items, net                                          4,396       (2,006)
                                                      ----------   ----------
 Cash Provided by (Used in) Operating Activities          65,414      (58,915)
                                                      ----------   ----------
INVESTING ACTIVITIES
Costs of investments acquired                         (2,457,237)  (3,534,371)
Proceeds from sale, maturity or
  repayment of investments                             2,510,121    3,500,802
(Increase) decrease in policy loans                        1,426          (11)
Purchases of property and equipment, net                  (4,449)      (4,355)
                                                      ----------   ----------
 Cash Provided by (Used in) Investing Activities          49,861      (37,935)
                                                      ----------   ----------
FINANCING ACTIVITIES
Receipts from universal life and
 investment contracts                                    560,266      654,871
Withdrawals from universal life and
 investment contracts                                   (755,809)    (702,495)
Net proceeds from the issuance of
 line of credit debt                                      65,595       18,970
Reverse repurchase agreements                             24,555           --
                                                      ----------   ----------
 Cash Used in Financing Activities                      (105,393)     (28,654)
                                                      ----------   ----------
Increase (decrease) in cash and
 short term investments                                    9,882     (125,504)

Cash and short term investments
 at beginning of year                                      5,958      131,462
                                                      ----------   ----------
Cash and short term investments at end of year        $   15,840   $    5,958
                                                      ==========   ==========
Supplemental disclosure of cash flow information:
Cash paid (refunded) during the year
 for federal income taxes                             $   11,342   $   (6,404)

Cash paid during the year for interest
 on surplus notes                                     $    4,100   $    4,100

Cash paid during the year for interest
 on line of credit                                    $    1,387   $    1,069


The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Organization

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of The Union Central Life Insurance Company (Union Central) and the following subsidiaries: Summit Investment Partners, Inc., wholly-owned, a registered investment advisor; Carillon Investments, Inc., wholly-owned, a registered broker-dealer that offers investment products and related services through its registered representatives; Payday of America, LLC, wholly-owned, a payroll company (as detailed below, Union Central sold the assets of Payday of America, LLC in 2004); PRBA, Inc., wholly-owned, the holding company of a pension administration company; Summit Investment Partners, LLC, wholly-owned, a registered investment advisor and Union Central Mortgage Funding, Inc, a mortgage banking business. Fee based revenues of the consolidated subsidiaries was included in "Fee Income" in the Consolidated Statements of Income. The Company also consolidated the following mutual funds due to its level of ownership in these funds: the Summit Apex High Yield Bond Fund; the Summit Apex TSI Fund; the Summit Pinnacle Lehman Aggregate Bond Index Portfolio and the Summit Apex EAFE International Index Fund. The consolidated company will be referred to as "the Company". The holdings of the consolidated Summit mutual funds are reported at fair value in "Other fixed maturities" and "Other equity securities" in the Balance Sheets. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements. In addition, Summit Mutual Funds, Inc., a registered investment company, is an investment affiliate of Union Central.

On January 1, 2004, the Company adopted Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain
Nontraditional Long-Duration Contracts and for Separate Accounts".
 The impact of adoption was immaterial.

The Company will adopt FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46") on January 1, 2005. The impact of adoption is not anticipated to be material. In 1996, the Company created a collateralized bond obligation through the formation of a trust in which the Company is the primary beneficiary. The trust issued debt securities to lenders. As of December 31, 2004, $65,668,000 of debt securities were outstanding. Upon the adoption of FIN 46, the Company anticipates consolidation of the collateralized bond obligation will be required. The maximum exposure to loss to the Company as a result of the activities of the collateralized bond obligation was $13,348,000 as of December 31, 2004, which represented the Company's investment in the collateralized bond obligation.

During 2004, the Company sold Family Enterprise Institute, Inc., a wholly-owned subsidiary. A $1,600 after-tax gain was recorded as a result of the sale.

During 2004, the Company completed the sale of Payday of America, LLC's assets to Paycor, Inc., in exchange for common stock of Paycor, Inc. The net after-tax impact from recording the sale was a reduction in net income of $3,467,000. The operating activities of Payday of America, LLC had ceased as of December 31, 2004.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.

The Company is licensed to do business in all 50 states.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Investments

Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as other comprehensive income or loss. Other fixed maturity and equity securities represent the underlying assets of consolidated mutual funds and are carried at fair value with changes in fair value recorded in net investment income.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Other investments are reported on the following bases:

  o Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount or plus unamortized premium and less an allowance for possible losses. Mortgage loans held for sale are mortgages the Company intends to sell. Mortgage loans held for sale are stated at lower of aggregate cost or market. The amount, by which cost exceeds market value, if any, is accounted for as a valuation allowance. Changes in the valuation allowance are included in the determination of net income in the period of change.
  o Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.
  o  Policy loans are reported at unpaid balances.
  o Cash and short-term investments consist of cash-in-bank, cash-in-transit and commercial paper that has a maturity date of 90 days or less from the date acquired.
  o Receivable for securities represents amounts due from brokers resulting from securities that were sold at the end of the year, but the proceeds have not been received at the balance sheet date.
  o Payable for securities represents amounts due to brokers resulting from securities purchased at the end of the year for which payment has not been made at the balance sheet date.

The Company's carrying values of investments in limited partnerships are adjusted to reflect the GAAP earnings of the investments underlying the limited partnership portfolios.

The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the "yield method" if no quoted market values are obtainable.

Realized gains and losses on sales of investments are recognized on a specific identification basis. Realized losses due to the recognition of declines in the value of investments judged to be other-than-temporary are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.

The Company enters into repurchase agreements to economically hedge the interest rate risk associated with funded mortgage loans held for sale that have not yet been sold. Based on the terms of the repurchase agreements, the transactions are considered collateralized loans in accordance with Statement of Financial Accounting Standard No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities".
 The Company had $71,041,000 and $36,257,000 in outstanding repurchase agreements for the years ended December 31, 2004 and 2003, respectively. As the Company sold the collateral that was pledged to the Company, a liability has been recognized in "Obligation under repurchase agreement" in the Consolidated Balance Sheets to reflect the obligation to return the collateral.
 Also, the Company recognized a receivable representing the cash it lent under the terms of the repurchase agreement, which totaled $71,730,000 and $36,457,000 for the years ended December 31, 2004 and 2003, respectively, and was reflected in "Amounts receivable under repurchase agreement" in the Consolidated Balance Sheets.

The Company has entered into reverse repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Reverse repurchase agreements are accounted for as collateralized borrowed money with the amount received for the securities recorded in "Other liabilities" in the Consolidated Balance Sheets. At December 31, 2004, the Company had reverse repurchase agreements outstanding with a total carrying value of $24,555,000. There were no repurchase agreements outstanding as of December 31, 2003.

The Company purchases and sells call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire monthly until December 1, 2005. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the sold index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options of $6,083,000 at December 31, 2004.

The call options are carried at their fair value, and are reflected in "Other invested assets" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts are adjusted based on the market value of the call options, and are reflected in "Deposit funds" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts were adjusted based on the returns in Standard & Poor's 500 Stock Index, and were reflected in "Deposit funds" in the Consolidated Balance Sheets. The notional amount of the call options at December 31, 2004 and 2003 was $50,574,000 and $31,128,000, respectively.

In 2004 and 2003, the Company entered into interest rate swap agreements with a notional value of $35,000,000 and $125,000,000, respectively, with Morgan Stanley, Bank One and Deutsche Bank.
The purpose of the interest rate swap agreements was to hedge interest rate risk associated with specifically identified bonds within the Company's investment portfolio. The interest rate swap agreements were categorized as and met the criteria of effective fair value hedges. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps was to offset any change in value of the bonds due to market interest rate fluctuations. The Company is exposed to credit-related losses in the event of nonperformance by the counter-parties to the interest rate swaps.
 To minimize this risk, the Company only enters into private contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the interest rate swaps of $317,000 at December 31, 2003. The Company is required to make semi-annual interest payments based on the fixed rate inherent in the interest rate swaps. Settlement of gain or loss under the interest rate swaps occurs upon termination. The financing cost of the interest rate swaps excluded from the assessment of hedge effectiveness totaled $307,000 and $592,000 in 2004 and 2003, respectively, and was recorded in "Net investment income" in the Consolidated Statements of Income.

The change in value of the interest rate swaps was accounted for consistently with the hedged bonds. During 2004 and 2003, $75,000,000 and $85,000,000, respectively, of the notional value of the interest rate swap agreements was terminated, leaving no notional value as of December 31, 2004. In 2004 and 2003, respectively, a pre-tax gain of $262,000 and $603,000 was realized upon the terminations of the agreements and was recorded in "Net investment income" in the Consolidated Statements of Income.

In 2004 and 2003, the Company entered into one-month swap agreements with Deutsche Bank and Morgan Stanley to hedge the change in value of a portion of its investments in certain Summit Mutual Fund, Inc. mutual funds. (See Note 2 for further detail of the Company's investments in these funds.) The notional amount of the swap agreements is set based on the amount of the Company's investments in the mutual funds that it determines to hedge.
Under the swap agreements, the Company pays or receives the total return of the associated indexes during the term of the swap agreements, and receives interest income on the notional amount of the swap agreements that approximates prevailing short-term rates.
 The Company records the change in value of its swap agreements and investments in the unconsolidated hedged Summit mutual funds in earnings. The swap agreements were designated and qualified as fair value hedges.

For the years ended December 31, 2004 and 2003, the swap agreements offset unrealized gains of $301,000 and $0, respectively, and pre-tax realized gains of $440,000 and $2,138,000, respectively, that the Company incurred in the hedged mutual funds. Swap agreements with a notional value of $4,200,000 and $0 were outstanding as of December 31, 2004 and 2003, respectively.

In 2004, the Company entered into interest rate swap agreements with a notional value of $75,000,000 at December 31, 2004, with Morgan Stanley and Bank One. The swap agreements are carried at their fair value and are reflected in "Other invested assets" in the Consolidated Balance Sheets. The purpose of the interest rate swap agreements was to hedge interest rate risk associated with a pool of commercial mortgage loans held for sale. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps is to offset any change in value due to market interest rate fluctuations of the pool of commercial mortgage loans prior to the sale. The loss in fair value of the swap agreements of $1,153,000 and financing costs of $737,000 was recorded in "Net investment income" in the Consolidated Statements of Income. The interest rate swap agreements were not designated as hedging instruments.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company enters into loan commitments in association with originating commercial mortgage loans that are held for sale. The loan commitments are accounted for as derivative instruments. The loan commitments are marked to fair value based on estimates of fluctuations in market interest rates for comparable mortgage loans from loan commitment dates. The loan commitments are typically hedged with repurchase agreements.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses". Amortization of deferred policy acquisition costs totaled $56,351,000 and $69,019,000 for the years ended December 31, 2004 and 2003, respectively, and were included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities. Adjustments decreasing deferred policy acquisition costs related to unrealized gains and losses totaled $36,783,000 and $40,765,000 at 2004 and 2003, respectively.

In 2004 and 2003, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income increased (decreased) ($5,969,000) and $2,563,000 for the years ended 2004 and 2003, respectively.

Property, Plant and Equipment

Property, plant and equipment is valued at historical cost less accumulated depreciation in the Consolidated Balance Sheets. It consists primarily of Union Central's home office, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 3 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

Capitalization of Software Costs

Software development costs of $3,891,000 and $3,352,000 were capitalized in 2004 and 2003, respectively. Amortization expense of $4,204,000 and $5,283,000, respectively, was recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income in 2004 and 2003. Depreciation is computed with the straight-line method over the estimated useful life of the software, not to exceed 5 years.

Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claim Reserves

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency.
Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are reviewed and adjusted as experience develops or new information becomes known and such adjustments are included in current operations.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Dividends to Policyholders

The Company's dividend liability is the amount estimated to have accrued to policyholders' as of each year-end. Insurance in force receiving dividends accounted for 6.19% and 5.63% of total insurance in force at December 31, 2004 and 2003, respectively.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered for the individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account.
 On assets transferred to the separate accounts, the Company recognized interest income of $37,846,000 and $22,455,000 and investment gains of $172,762,000 and $327,660,000 for the years ending December 31, 2004 and 2003, respectively. The interest income and investment gains were offset by the increase in separate account liabilities within the same line item in the Consolidated Statements of Income.

The Company issues variable annuity contracts through the separate accounts where the Company contractually guarantees to the contract holder total deposits made to the contract less any partial withdrawals. This guarantee only includes benefits that are payable in the event of death. The total separate account assets and liabilities for policies with a minimum guaranteed death benefit were $365,042,000 and $335,182,000 as of December 31, 2004 and 2003, respectively, and were composed of mutual funds. Death claims incurred and paid as a result of the minimum guaranteed death benefit totaled $146,000 and $325,000 for the years ended December 31, 2004 and 2003, respectively. The Company had $15,649,000 of net amount at risk involving the minimum guaranteed death benefit on variable annuities as of December 31, 2004. The weighted average attained age for contract holders with a minimum guaranteed death benefit was 57 years old as of December 31, 2004.

Policy Liabilities, Revenues, Benefits and Expenses

Traditional Insurance Products

Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for nonparticipating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.3% to 6.0% for the years ended 2004 and 2003.

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed the premium paying lifetime of the policies using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES assumed to range from 5.7% to 8.2% and from 6.1% to 8.3% for the years ended 2004 and 2003, respectively. Changes in dividend payouts are assumed with changes in yields.

Universal Life and Other Interest Sensitive Products

Interest sensitive products include universal life, single premium whole life and annuity products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances.
 Interest crediting rates ranged from 2.8% to 7.0% and from 4.5% to 6.5% for the years ended 2004 and 2003, respectively.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totaled $15,341,000 and $10,558,000 for the years ended December 31, 2004 and 2003, respectively, and was included in "Universal life policy charges" in the Consolidated Statements of Income.

In 2004 and 2003, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Consolidated Statements of Income was increased by $3,396,000 and $3,161,000 for the years ended 2004 and 2003, respectively.

Group Products

Group products consist primarily of group life insurance, and group long and short term disability income products. Premiums for group insurance products are recognized as revenue when due.

The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that ranged from 6.6% to 8.3% and 7.5% to 8.3% for the years ended 2004 and 2003, respectively.

Pension Products

Pension products include deferred annuities and payout annuities.
 Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges. Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for the years ended 2004 and 2003.

Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of reinsured amounts.

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

Reclassifications

Previously reported amounts for 2003 have in some instances been reclassified to conform to the 2004 presentation.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                   Cost or      Gross      Gross
                                  Amortized  Unrealized  Unrealized   Fair
                                     Cost       Gains     (Losses)    Value
                                  ----------  --------   --------   ----------
                                                (in thousands)
December 31, 2004:
U.S. treasury securities
 and obligations of
 U.S. government
 corporations and agencies        $   34,931  $    171   $   (154)  $   34,948
Corporate securities and other     2,386,810    86,339     (5,939)   2,467,210
                                  ----------  --------   --------   ----------
Mortgage-backed securities,
 collateralized mortgage
 obligations and
 other structured securities         943,542    10,864     (7,792)     946,614
                                  ----------  --------   --------   ----------
  Subtotal                         3,365,283    97,374    (13,885)   3,448,772

Equity securities                     16,681       856        (62)      17,475
                                  ----------  --------   --------   ----------
 Total                            $3,381,964   $98,230   $(13,947)  $3,466,247
                                  ==========  ========   ========   ==========

                                   Cost or      Gross      Gross
                                  Amortized  Unrealized  Unrealized   Fair
                                     Cost       Gains     (Losses)    Value
                                  ----------  --------   --------   ----------
                                                (in thousands)
December 31, 2003:
U.S. treasury securities and
 obligations of U.S. government
 corporations and agencies        $   40,314  $    354   $     --   $   40,668
Corporate securities and other     2,045,679    97,063    (11,937)   2,130,805
Mortgage-backed securities,
 collateralized mortgage
 obligations and other
 structured securities             1,279,156    16,882    (18,579)   1,277,459
                                  ----------  --------   --------   ----------
   Subtotal                        3,365,149   114,299    (30,516)   3,448,932
                                  ----------  --------   --------   ----------
Equity securities                     59,810      3,616      (349)      63,077
                                  ----------  --------   --------   ----------
 Total                            $3,424,959  $117,915   $ 30,865)  $3,512,009
                                  ==========  ========   ========   ==========

Fixed maturity available-for-sale securities, at December 31, 2004, are summarized by stated maturity as follows:

                                                 Amortized      Fair
                                                    Cost        Value
                                                 ----------   ----------
                                                      (in thousands)
Due in one year or less                             $44,604      $45,380
Due after one year through five years               332,600      346,360
Due after five years through ten years            1,151,657    1,192,823
Due after ten years                                 727,189      745,260
                                                 ----------   ----------
 Subtotal                                         2,256,050    2,329,823

Mortgage-backed securities                          943,601      946,679
Other securities with multiple repayment dates      165,632      172,270
                                                 ----------   ----------
 Total                                           $3,365,283   $3,448,772
                                                 ----------   ----------

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Significant components of the unrealized gain on available-for-sale securities included in "Accumulated other comprehensive income" in the accompanying Consolidated
Balance Sheets are as follows:

                                                     Year Ended December 31,
                                                   -----------------------
                                                       2004      2003
                                                     -------   -------
                                                      (in thousands)
Gross unrealized gain on available-
  for-sale securities                                $84,283   $87,050
Amortization of deferred policy acquisition costs    (36,783)  (40,765)
Deferred tax liability                               (16,625)  (16,199)
                                                     -------   -------
Net unrealized gain on available-
 for-sale securities                                 $30,875   $30,086
                                                     =======   =======

A summary of available-for-sale securities with unrealized losses along with the related fair value, aggregated by the length of time that investments have been in a continuous loss position, is as follows (in thousands):

                                         December 31, 2004
                   --------------------------------------------------------------
                        Less than          Twelve Months
                      Twelve Months           or More               Total
                   -------------------  -------------------  --------------------
                              Gross                Gross                 Gross
                     Fair   Unrealized    Fair   Unrealized    Fair    Unrealized
                    Value     Losses      Value    Losses      Value     Losses
                   --------  --------   --------  -------   ----------  --------
Fixed maturity
 securities        $932,256  $(10,548)  $208,180  $(3,337)  $1,140,436  $(13,885)
Equity securities        33       (15)     1,860      (47)       1,893       (62)
                   --------  --------   --------  -------   ----------  --------
Total              $932,289  $(10,563)  $210,040  $(3,384)  $1,142,329  $(13,947)
                   ========  ========   ========  =======   ==========  ========
                                         December 31, 2003
                   --------------------------------------------------------------
                        Less than          Twelve Months
                      Twelve Months           or More               Total
                   -------------------  -------------------  --------------------
                              Gross                Gross                 Gross
                     Fair   Unrealized    Fair   Unrealized    Fair    Unrealized
                    Value     Losses      Value    Losses      Value     Losses
                   --------  --------   --------  -------   ----------  --------
Fixed maturity
 securities        $905,114  $(22,451)  $107,960  $(8,065)  $1,013,074  $(30,516)
Equity securities        74        (4)       347     (345)         421      (349)
                   --------  --------   --------  -------   ----------  --------
Total              $905,188  $(22,455)  $108,307  $(8,410)  $1,013,495  $(30,865)
                   ========  ========   ========  =======   ==========  ========

The unrealized losses in both 2004 and 2003 reported above were primarily caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to credit-related considerations. Upon review of the economic circumstances underlying these securities, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on available-for-sale investments represent an other-than-temporary impairment as of December 31, 2004 and December 31, 2003.

See Note 9 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Investments in bonds on deposit with state insurance departments to satisfy regulatory requirements are carried at fair value and totaled $3,325,000 and $3,498,000, at December 31, 2004 and 2003,
respectively.

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:

                           Year Ended December 31,
                          -------------------------
                             2004           2003
                          ----------     ----------
                                 (in thousands)
Proceeds                  $2,415,601     $3,352,138
Gross realized gains          35,895         69,271
Gross realized losses         16,064         28,000

In 2004, the Company completed the sale of mortgage-backed securities with a book value of $285,000,000 to a third party in conjunction with a securitization transaction anticipated to occur in 2005.

A summary of the characteristics of the Company's mortgage portfolio follows:

                                December 31, 2004    December 31, 2003
                                -----------------    -----------------
                                        Percent of           Percent of
                                Carrying Carrying    Carrying Carrying
                                 Amount   Amount      Amount   Amount
                                --------  -----      --------  -----
                                            (in thousands)
Region
New England and Mid-Atlantic    $ 42,272    6.8%     $ 31,354    5.9%
South Atlantic                   134,944   21.8        97,623   18.5
North Central                    114,090   18.4       102,113   19.4
South Central                     56,338    9.2        46,756    8.9
Mountain                         128,959   20.8       116,578   22.1
Pacific                          142,709   23.0       133,227   25.2
                                --------  -----      --------  -----
 Total                          $619,312  100.0%     $527,651  100.0%
                                ========  =====      ========  =====

Property Type
Apartment and residential       $ 35,772    5.8%     $ 35,805    6.8%
Warehouses and industrial        135,800   21.9       110,028   20.8
Retail and shopping center       209,921   33.9       178,264   33.8
Office                           166,510   26.9       149,828   28.4
Other                             71,309   11.5        53,726   10.2
                                --------  -----      --------  -----
   Total                        $619,312  100.0%     $527,651  100.0%
                                ========  =====      ========  =====


In 2002, the Company sold commercial mortgage loans with a book value of $186,686,000 to Morgan Stanley. Relative to the sale, the Company has agreed to repurchase mortgage loans which are secured by properties that do not have terrorism insurance in place, in the event the properties are subjected to a terrorist attack resulting in a loss. As of December 31, 2004, the maximum potential exposure to the Company is $3,400,000. It is management's opinion that the probability of loss related to this commitment is remote due to the nature and location of the properties.

At December 31, 2004 and 2003, respectively, an interest-only strip asset of $1,387,000 and $2,085,000 was recorded in "Other invested assets" in the Consolidated Balance Sheets. During 2004, the Company recognized a pre-tax realized loss of $305,000 recorded in "Net realized gains (losses) on investments" in the Consolidated Statements of Income and a reduction of the interest-only strip asset of $305,000 due to the prepayment of mortgage loans previously sold to third parties. The realized loss and reduction of the interest-only strip asset represented the present value of compensation related to mortgage loans previously sold to third parties that the Company would have received over the life of the mortgage loans. Amortization expense of $393,000 and $518,000 was recorded in "Net investment income" in the Consolidated Statements of Income for the years ended December 31, 2004 and 2003, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

In 2004 the Company recorded a pre-tax realized loss of $335,000 representing the difference between net collateral value and book value on two mortgage loans held for investment with a book value of $1,637,000. The Company recognized and collected interest totaling $161,000 during 2004 on the two mortgage loans.

The Company has a $100 million warehouse finance facility from a bank. This facility bears interest at prime (5.25% at December 31, 2004 and 4.00% at December 31, 2003) or LIBOR (2.56% at
December 31, 2004 and 1.12% at December 31, 2003) plus 1.00%.
$84,565,000 and $18,970,000 was outstanding under this facility at December 31, 2004 and December 31, 2003, respectively, and was recorded in "Other liabilities" in the Consolidated Balance Sheets. Outstanding borrowings on the Company's warehouse finance facilities are collateralized by commercial mortgage loans held for sale. Upon the sale of these loans the borrowings under the facility are repaid.

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totaled
$1,755,000 at December 31, 2004 and 2003 and accumulated depreciation totaled $1,408,000 at December 31, 2004 and 2003.
The book value of foreclosed real estate was $9,709,000 and $10,926,000 at December 31, 2004 and 2003, respectively.

In 2000, the Company commenced the development of a 123-acre business park (the Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. The maximum estimated potential exposure to the Company is $2,800,000. Based upon current projections, the Company anticipates the increased property tax revenues will be sufficient to fully service the municipal bonds.

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded in "Other assets" in the Consolidated Balance Sheets. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances would be established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation; there are no concentrations of credit risk at December 31, 2004 and 2003. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Reinsurance transactions with other insurance companies for the years ended December 31, 2004 and 2003 are summarized as follows:

                                       December 31, 2004
                         -------------------------------------------------
                            Direct    Assumed      (Ceded)         Net
                         -----------  --------  -------------  -----------
                                         (in thousands)
Life insurance in force  $34,864,605  $125,468  $(20,855,818)  $14,134,255
                         ===========  ========  =============  ===========
Premiums and other
considerations:
 Traditional insurance
  premiums and
  universal life         $   395,773  $  5,365  $   (225,676)  $   175,462
 Annuity                      32,336        --            --        32,336
                         -----------  --------  -------------  -----------
Total                    $   428,109  $  5,365  $   (225,676)  $   207,798
                         ===========  ========  =============  ===========

                                       December 31, 2003
                         -------------------------------------------------
                            Direct    Assumed      (Ceded)         Net
                         -----------  --------  -------------  -----------
                                         (in thousands)
Life insurance in force  $31,353,542  $141,861  $(17,636,047)  $13,859,356
                         ===========  ========  =============  ===========
Premiums and other
considerations:
 Traditional insurance
  premiums and
  universal life         $   347,834  $  5,888  $   (173,146)  $   180,576
 Annuity                      31,854        --            --        31,854
                         -----------  --------  -------------  -----------
Total                    $   379,688  $  5,888  $   (173,146)  $   212,430
                         ===========  ========  =============  ===========

Benefits paid or provided were reduced by $16,836,000 and $21,521,000 at December 31, 2004 and 2003, respectively, for estimated recoveries under reinsurance treaties.

The Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 4 - FEDERAL INCOME TAX

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

                                           December 31,
                                       -------------------
                                         2004       2003
                                       --------   --------
                                          (in thousands)
Deferred tax liabilities:
 Deferred policy acquisition costs     $142,452   $141,452
 Unrealized gains - FAS 115              16,625     16,119
 Capitalization of software               4,581      5,245
 Other                                      662        311
                                       --------   --------
   Total deferred tax liabilities       164,320    163,127
                                       --------   --------
Deferred tax assets:
 Policyholders' dividends                 2,864      1,611
 Future policy benefits                  66,741     73,501
 Basis differences on investments        17,823     20,405
 Premium - based DAC adjustment          35,207     37,308
 Retirement plan accruals                20,289     17,474
 Investment income differences              358        787
 Other                                    4,018      3,113
                                       --------   --------
 Total deferred tax assets              147,300    154,199
                                       --------   --------
 Net deferred tax liabilities          $ 17,020   $  8,928
                                       ========   ========

Significant components of the provision for income tax expense attributable to continuing operations are as follows:

               Year ended December 31,
                2004           2003
               -------        -------
                   (in thousands)
  Current      $ 7,134        $10,350
  Deferred       9,002          5,701
               -------        -------
  Total        $16,136        $16,051
               =======        =======

Federal income tax expense is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between deductions allowed for financial statement purposes versus federal income tax purposes. Significant differences are due to adjustments to prior years' tax liabilities and the release of tax contingency reserves.

NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITIES

Leases

The Company leases office space for various field agency offices with lease terms that vary in duration from 1 to 15 years. Some of these leases include escalation clauses that vary with levels of operating expense. Rental expense under these operating leases totaled $3,808,000 and $3,835,000 in 2004 and 2003, respectively.
 The Company leased equipment through a series of arrangements in 2004 and 2003. Rental expense under these agreements totaled $158,000 and $121,000 in 2004 and 2003, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

At December 31, 2004, the future minimum lease payments for all noncancelable operating leases are as follows:

  Year           Amount
  ----           ------
     (in thousands)
  2005          $2,860
  2006           2,212
  2007           1,013
  2008             764
  2009             526
  After 2009     1,808
                ------
  Total         $9,183
                ======

Other Commitments

At December 31, 2004, the Company had outstanding agreements to fund mortgages totaling $38,065,000 in early 2005. In addition, the Company has committed to invest $11,241,000 in equity-type limited partnerships during the years 2005 to 2011. These transactions are in the normal course of business for the Company.

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may, in certain instances, be offset against future premium taxes. For 2004 and 2003, the charge to operations related to these assessments was not significant. The estimated liability of $796,000 and $860,000 at December 31, 2004 and 2003, respectively, was based on data provided by the National Organization of Life and Health Insurance Guaranty Associations and was included in "Other liabilities" in the Consolidated Balance Sheets.

NOTE 6 - STATUTORY SURPLUS AS REPORTED TO REGULATORY AUTHORITIES

Union Central files statutory-basis financial statements with regulatory authorities. Union Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of Ohio, Union Central's state of domicile. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner. Surplus as reflected in the statutory-basis financial statements was as follows:

                      Year ended December 31,
                      -----------------------
                         2004        2003
                       --------    --------
                          (in thousands)
Capital and surplus    $337,730    $311,308
                       ========    ========

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 7 - EMPLOYEE BENEFITS

The Company has pension plans covering substantially all of its employees. Pension expense and funding was determined according to regulations as specified by the Employee Retirement Income Security Act of 1974 (ERISA) and subsequent amendments. Benefits are based on the average of the employee's compensation over their career.

In addition to pension benefits, the Company provides certain health care and life insurance benefits for its eligible retired employees ("Other Postretirement Benefits"). Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

The measurement date for the Company's pension benefits was December 31. The measurement date for Other Postretirement
Benefits was October 1. A summary of the assets, obligations and assumptions are as follows:

                                                               Other
                                        Pension           Postretirement
                                        Benefits              Benefits
                                  -------------------   -------------------
                                    2004       2003       2004       2003
                                  --------   --------   --------   --------
                                                (in thousands)
Accumulated benefit obligation    $140,852   $128,666   $ 25,596   $ 23,355

Projected benefit obligation      $143,023   $130,603   $     --   $     --

Plan assets at fair value         $109,540   $113,692   $ 10,278   $  8,131

Funded status                     $(33,483)  $(16,911)  $(15,318)  $(15,224)

Accrued liabilities               $ 31,312   $ 14,975   $ 14,546   $ 15,343

Employer contributions            $     --   $  4,855   $  2,575      2,400

Plan participants' contributions  $     --   $     --   $    351   $    242

Benefits and administrative
 expenses paid                    $  6,014   $  6,354   $  2,281   $  1,927

Components of net periodic
 benefit cost:
Service cost                      $  3,597   $  3,711   $    845   $    731
Interest cost                        8,181      7,962      1,464      1,336
Expected return on plan assets      (8,746)    (8,075)      (709)      (504)

Transition obligation/(asset)
 amortization                          (41)       (41)        --         --

Amount of recognized
 (gains)/losses                      3,529      4,734         --         --

Amount of prior service
 cost recognized                    (1,050)    (1,070)       178      1,142
                                  --------   --------   --------   --------

Total net periodic benefit cost   $  5,470   $  7,221   $  1,778   $  2,705
                                  ========   ========   ========   ========

                                                       Other
                                    Pension        Postretirement
                                    Benefits          Benefits
                                  2004    2003      2004    2003
Weighted average assumptions:
 Discount rate                    6.00%   6.50%     6.00%   6.50%
 Expected compensation increase   3.00%   3.00%     3.00%   3.00%
 Expected return on plan assets   8.50%   8.50%     8.50%   8.50%

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES


                                                Other
                                  Pension   Postretirement
                                  Benefits     Benefits
                                  --------     --------
                                      (in thousands)
Expected Benefit Payments:
   2005                           $ 7,567      $ 1,562
   2006                             7,898        1,610
   2007                             8,376        1,663
   2008                             8,984        1,716
   2009                             9,700        1,765
   2010 - 2014                     61,715       10,202

Also, $2,631,000 and $3,071,000 (net of tax) was charged directly to policyholders' equity in 2004 and 2003, respectively, as a result of recognizing an additional minimum pension liability adjustment under Statement of Financial Accounting Standard No. 87, "Employers' Accounting for Pensions", and was included in "Minimum pension liability adjustment" in the Consolidated Statements of Equity.

Plan assets of the pension and other postretirement benefit plans are composed of affiliated and unaffiliated mutual funds and a portfolio of actively managed equity securities. As of their respective measurement dates in 2004 and 2003, $89,955,000 and $93,060,000 was invested in affiliated mutual funds.

The expected long-term rate of return for the Company's benefit plans is currently 8.5%. In developing this assumption, the Company periodically monitors investment yields on the assets in the plans to determine if the current expected rate of return is reasonable given the current investment performance. Historical and projected returns are also reviewed for appropriateness of the selected assumption. The Company believes its assumption of future returns is reasonable.

The primary investment objectives of the Company's benefit plans is to provide sufficient assets and liquidity to meet the distribution requirements of the Plans through capital appreciation of the Plans' assets and levelized funding. To accomplish this objective, Pension Plan assets are invested in affiliated and unaffiliated mutual funds and assets of the Other Postretirement Benefit Plans are invested in a diversified pool of equity securities, affiliated mutual funds and cash. The Company's investment strategy for the Pension Plan is generally a target investment mix of 60% equities and 40% bonds. The Company's investment strategy for Other Postretirement Benefit Plans is a target investment allocation consisting primarily of equities with the remainder in bonds and cash. The actual allocation of plan assets by investment category for the year ending December 31, 2004 and 2003 are as follows:

                                              Other
                         Pension          Postretirement
                         Benefits            Benefits
                     ---------------     ---------------
                      2004     2003       2004     2003
                     ------   ------     ------   ------
Equity securities:
  Domestic equities   52.3%    51.6%      82.6%    87.0%
  Foreign equities     9.6      9.2        9.4      3.8
Bonds                 38.1     39.2        5.8       --
Cash                    --       --        2.2      9.2
                     -----    -----      -----    -----
Total                100.0%   100.0%     100.0%   100.0%
                     =====    =====      =====    =====

The Company's current funding strategy for its benefit plans is to fund an amount at least equal to the minimum required funding as determined under ERISA with consideration of factors such as the minimum pension liability requirement for Pension Benefits and the maximum tax deductible amounts for both Pension Benefits and Other Postretirement Benefits. The ultimate amount of the Company's funding may be adjusted based on changes in the fair value of plan assets and changes in related assumptions. For the year ending December 31, 2004, the Company does not expect any required contributions under ERISA for the Pension Plans and will fund Other Postretirement Benefits Plans to meet their liquidity needs.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The health care cost trend rate was 12.1% graded to 5.0% over 10 years for 2004. The health care cost trend rate assumption has an insignificant effect on the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2004.

The Company did not adjust its projection of the liability for Other Postretirement Benefits to consider the impact of the Medicare Prescription Drug, Improvement and Modernization Act of
2003 as the impact was immaterial.

The Company has two contributory savings plans for home office employees and agents meeting certain service requirements, which qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employees Savings Plan and the Agents Savings Plan. The Company's matching contributions to these plans were $1,846,000 and $1,820,000 for 2004 and 2003, respectively. The value of the plans' assets were $95,318,000 and $83,287,000 at December 31, 2004 and 2003, respectively. The assets are held in the deposit fund or under the variable accounts of a group annuity policy. At December 31, 2004 and 2003, $31,960,000 and $28,994,000,
respectively, was invested in affiliated mutual funds.

NOTE 8 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the Consolidated Balance Sheets for these instruments approximate their fair values.

INVESTMENT SECURITIES: Fair values for bonds are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value", "Other fixed maturities" and "Other equity securities" in the Consolidated Balance Sheets. The fair values for limited partnerships are based on the quoted market prices of the investments underlying the limited partnership portfolios.

MORTGAGE LOANS: The fair values for commercial mortgages held for investment in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages held for investment with potential loan losses are based on discounted cash flow analysis of the underlying properties.

The estimate of fair values for commercial mortgage loans held for sale is based on current pricing of whole loan transactions that a purchaser unrelated to the seller would demand for a similar loan.

WAREHOUSE FINANCE FACILITY: The warehouse finance facility is offered with interest at market interest rates, and therefore, the carrying value of the warehouse finance facility is a reasonable estimation of fair value.

POLICY LOANS: Management is unable to ascertain the estimated life of the policy loan portfolio. Due to the excessive costs that would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Consolidated Balance Sheets.

INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

SURPLUS NOTES: Fair value for the Company's surplus notes liability was estimated using a discounted cash flow calculation based on current interest rates consistent with the maturity of the surplus notes.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

REPURCHASE AGREEMENTS: The fair value of repurchase agreements are based on quoted market prices.

INTEREST RATE SWAP AGREEMENTS: The fair value of interest rate swaps is the estimated amount the Company would receive or pay to terminate the agreements based on current market interest rates.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                December 31, 2004      December 31, 2003
                -----------------      -----------------
                Carrying   Fair        Carrying   Fair
                 Amount    Value        Amount    Value
                 ------    -----        ------    -----
                             (in thousands)
Mortgage loans  $619,312  $656,724     $527,651  $571,359
                ========  ========     ========  ========

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:

                         December 31, 2004      December 31, 2003
                         -----------------      -----------------
                         Carrying   Fair        Carrying   Fair
                          Amount    Value        Amount    Value
                          ------    -----        ------    -----
                                      (in thousands)
Direct access            $ 61,072  $ 61,072    $ 63,208  $ 63,208
Traditional annuities      35,157    38,324      34,896    38,838
Supplementary contracts     9,855     9,907      10,919    11,073
GPA not involving life        539       584         719       785
Dividend accumulations      5,830     5,830       5,846     5,846
Premium deposit funds         662       662         664       664
                         --------  --------    --------  --------
Total                    $113,115  $116,379    $116,252  $120,414
                         ========  ========    ========  ========

The carrying amounts and fair values of the Company's liability for surplus notes is as follows:

                December 31, 2004      December 31, 2003
                -----------------      -----------------
                Carrying   Fair        Carrying   Fair
                 Amount    Value        Amount    Value
                 ------    -----        ------    -----
                             (in thousands)
Surplus notes   $49,810   $56,034      $49,801   $52,657
                =======   =======      =======   =======

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 9 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                              December 31,
                            ----------------
                             2004        2003
                           --------    --------
                               (in thousands)
Balance as of January 1    $176,655    $161,037
Incurred related to:
 Current year                83,105      91,862
 Prior years                 11,451       6,927
                           --------    --------
Total incurred               94,556      98,789
                           --------    --------
Paid related to :
 Current year                45,940      52,342
 Prior years                 39,023      30,829
                           --------    --------
Total paid                   84,963      83,171
                           --------    --------
Balance as of December 31  $186,248    $176,655
                           ========    ========

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Consolidated Balance Sheets.

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased by $11,451,000 and $6,927,000 in 2004 and 2003, respectively. Amounts related to incurred claims related to prior years' resulted from prior year claims being settled for amounts greater than originally estimated. Included in the above balances are reinsurance recoverables of $2,615,000 and $4,037,000 at 2004 and 2003, respectively.

NOTE 10 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes pay interest semi-annually on May 1 and November 1.
Interest expense of $4,100,000 was incurred in 2004 and 2003, and was recorded as a reduction of "Net investment income" in the Consolidated Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Consolidated Balance Sheets, and totaled $562,000 and $587,000 as of December 31, 2004 and 2003, respectively. Issuance cost of $26,000 was amortized in 2004 and 2003, respectively, and recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Additionally, the Notes have an original issue discount of $260,000, which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. Amortization relating to original issue discount of $9,000 was recorded in 2004 and 2003 in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Unamortized original issue discount of $190,000 and $199,000 was deducted from the balance of the Notes as of December 31, 2004 and 2003, respectively.

NOTE 11 - COMPREHENSIVE INCOME

Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130) establishes the requirement for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined by the FASB as all changes in an enterprise's equity during a period other than those resulting from investments by owners and distributions to owners. Comprehensive income includes net income and other comprehensive income, which includes all other non-owner related changes to equity and includes unrealized gains and losses on available-for-sale debt and equity securities and minimum pension liability adjustments. FAS 130 also requires separate presentation of the accumulated balance of other comprehensive income within the equity section of a statement

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES of financial position. The Company has presented the required displays of total comprehensive income and its components, along with the separate presentation of the accumulated balance of other comprehensive income within the Consolidated Statements of Equity.

Following are the FAS 130 disclosures of the related tax effects allocated to each component of other comprehensive income and the accumulated other comprehensive income balances required by FAS
130.

                                         Year Ended December 31, 2004
                                         ----------------------------
                                    Before-Tax       Tax        Net-of-Tax
                                       Amount  Expense/(Benefit)  Amount
                                       ------  -----------------  ------
                                                 (in thousands)
Unrealized gains on securities:

 Unrealized gains arising during 2004  $22,694       $7,943       $14,751

 Less:  reclassification adjustments
   for gains realized in net income    (21,480)      (7,518)      (13,962)
                                       -------       ------       -------
 Net unrealized gains                    1,214          425           789
                                       -------       ------       -------
Minimum pension liability adjustment    (4,048)      (1,417)       (2,631)
                                       -------       ------       -------
Other comprehensive loss               $(2,834)      $ (992)      $(1,842)
                                       =======       ======       =======


                                         Year Ended December 31, 2003
                                         ----------------------------
                                    Before-Tax       Tax        Net-of-Tax
                                       Amount  Expense/(Benefit)  Amount
                                       ------  -----------------  ------
                                                 (in thousands)
Unrealized losses on securities:

 Unrealized gains arising during 2003  $20,561      $ 7,196       $13,365

 Less:  reclassification adjustments
   for gains realized in net income    (25,316)      (8,861)      (16,455)
                                       -------      -------       -------
 Net unrealized losses                  (4,755)      (1,665)       (3,090)
                                       -------      -------       -------
Minimum pension liability adjustment   (4,725)       (1,654)      (3,071)
                                       -------      -------       -------
Other comprehensive loss               $(9,480)     $(3,319)      $(6,161)
                                       =======      =======       =======

NOTE 12 - SUBSEQUENT EVENT (UNAUDITED)
In January 2005, the Board of Directors of the Parent and the Ameritas Acacia Companies voted to combine at the mutual holding company level. The target date for the consolidation is the end of 2005. Members and policyholders of the companies must approve the transaction. In addition, a number of regulatory approvals must be met, including approval from the Department of Insurance in Nebraska and Ohio.

                     PART C


                OTHER INFORMATION

CARILLON LIFE ACCOUNT
PART C: OTHER INFORMATION

Item 26.  Exhibits

a) Resolutions Establishing Carillon Life Account *

b) Custodian Agreements--None

c) Underwriting Agreement*

   1) Form of Selling Agreement*

d) Specimen of Policy*

   1) Riders and Endorsements
      A) Term Insurance Rider for Other Insured Persons*
      B) Schedule Increase Option Rider for the Insured*
      C) Enhanced Death Benefit Rider*
      D) Guaranteed Insurability Option Rider*
      E) Accidental Death Benefit Rider*
      F) Children's Insurance Rider*
      G) Total Disability Benefit Rider*
      H) No Lapse Rider *
      I) Insurance Exchange Rider*
      J) Accelerated Benefit Rider*
      K) Monthly Deduction Endorsement*
      L) Accounting Benefit Rider*
      M) Supplemental Coverage Rider*

e) Form of Application for Policy*

f) Amended Articles of Incorporation and Code of Regulations of The Union Central Life Insurance
   Company *

g) Forms of Reinsurance Contracts-none

h) Forms of Participation Agreements

   1) Participation Agreement - Scudder Variable Series I (formerly Scudder Variable Life Insurance Fund, Inc.)*
   2) Participation Agreement - American Century Variable Portfolios, Inc. (formerly TCI Portfolios, Inc.)*
   3) Participation Agreement - MFS Variable Insurance
      Trust*
   4) Participation Agreement-AIM Variable Insurance Funds*
   5) Participation Agreement-Franklin Templeton Variable Insurance Products Trust*
   6) Participation Agreement-Seligman Portfolios, Inc.*
   7) Participation Agreement--Universal Institutional
      Funds, Inc.*
   8) Participation Agreement-Alger American Fund*
   9) Participation Agreement-Oppenheimer Variable Account
      Funds - filed herewith

i) Administrative Contracts--none

j) Other Material Contracts--none

k) Opinion and Consent of Rhonda S. Malone, Esq., - filed herewith

l) Actuarial Opinion as to Illustrations - filed herewith

m) Sample Calculations for Illustrations - filed herewith

n) Other Opinions--none

o) Financial Statements (included in the SAI)

p) Initial Capital Agreements--None

q) Memorandum describing Certain Procedures, filed pursuant to Rule 6e-3(T)(b)(12)(iii)*

r) Consent of Attorney - filed herewith in combination with
   item 26 (k) above.

s) Powers of Attorney
   1. Michael A. Fisher - filed herewith
   2. Michael S. Cambron - filed herewith
   3. William G. Kagler*
   4. Lawrence A. Leser*
   5. Francis V. Mastrianna, Ph.D.*
   6. Thomas E. Petry*
   7. Myrtis H. Powell, Ph.D.*
   8. Dudley S. Taft*
   9. John M. Tew, Jr., M.D.*

t) Notice of Withdrawal Right for Policies*

u) Consent of Ernst & Young LLP - filed herewith.



* Incorporated by reference to the Registrant's initial registration statement on Form S-6 (File No. 333-116386) filed
June 10, 2004.

Item 27.  Directors and Officers of The Union Central Life
Insurance Company

Set forth below is a list of the directors and executive officers of The Union Central Life Insurance Company and the position held with the Company by each person.

Name and                       Principal Positions and
Business Address               Offices with Depositor
James A. Anderson              Director
3333 Burnet Avenue
Cincinnati, Ohio 45229

Michael S. Cambron             Director
36 E. Fourth Street
Cincinnati, Ohio  45202

Senator Richard H. Finan       Director
11137 Main Street
Cincinnati, Ohio  45241

Michael A. Fisher              Director
441 Vine Street
300 Carew Tower
Cincinnati, Ohio  45202

John H. Jacobs*                Chairman of the Board,
                               President and Chief
                               Executive Officer

William G. Kagler              Director
18 Hampton Lane
Cincinnati, Ohio  45208

Lawrence A. Leser              Director
312 Walnut Street, 28th Floor
Cincinnati, Ohio  45202

Francis V. Mastrianna, Ph.D.   Director
5603 Flagstone Way
Milford, Ohio 45150

Thomas E. Petry                Director
312 Walnut Street. Suite 1600
Cincinnati, Ohio  45202

Larry R. Pike*                 Director

Myrtis H. Powell, Ph.D.        Director
8315 Crestdale Court
Cincinnati, Ohio  45236

Dudley S. Taft                 Director
312 Walnut Street
Suite 3550
Cincinnati, Ohio  45202

John M. Tew, Jr., M.D.         Director
234 Goodman Street
Cncinnati, Ohio  45219-0724

Lisa A. Mullen*                Senior Vice President

Gary T. Huffman*               Executive Vice President,
                               Products, Marketing & Service

Steven R. Sutermeister*        Senior Vice President and
                               Chief Investment Officer

David F. Westerbeck*           Executive Vice President,
                               General Counsel and Secretary

Dale D. Johnson*               Senior Vice President

Elizabeth G. Monsell*          Senior Vice President

Steven J. Valerius*            Senior Vice President

Chris T. Lutz*                 Vice President, Controller
                               and Treasurer

---------------
*  P.O. Box 40888
   Cincinnati, Ohio  45240

Item 28.  Persons Controlled by or Under Common Control with The
Union Central Life Insurance Company or Carillon Life Account

I. The Union Central Life Insurance Company (Ohio)--all subsidiaries of Union Central are reported on Union Central's consolidated financial statements which are filed with the SEC.
The only subsidiaries that file separate financial statements with the SEC are Carillon Account and Carillon Life Account.

         THE UNION CENTRAL LIFE INSURANCE COMPANY, its Subsidiaries and Affiliates

I.  The Union Central Life Insurance Company (Ohio)

    A. Carillon Investments, Inc. (Ohio) - 100% owned

    B. Carillon Marketing Agency, Inc. (Delaware) -
       100% owned

       a. Carillon Marketing Agency of Alabama, Inc.
          (Alabama)  - 100% owned

       b. Carillon Marketing Agency of Idaho, Inc. (Idaho)
          - 100% owned

       c. Carillon Marketing Agency of Kentucky, Inc.
          (Kentucky)   - 100% owned

       d. Carillon Marketing Agency of Maine, Inc. (Maine)
          - 100% owned

       e. Carillon Insurance Agency of Massachusetts, Inc.
          (Massachusetts) - 100% owned

       f. Carillon Marketing Agency of New Mexico, Inc.
          (New Mexico) - 100% owned

       g. Carillon Marketing Agency of Ohio, Inc. (Ohio)
          - 100% owned

       h. Carillon Insurance Agency of Pennsylvania, Inc.
          (Pennsylvania) - 100% owned

       i. Carillon Marketing Agency of Texas, Inc. (Texas)
          - 100% owned

       j. Carillon Marketing Agency of Wyoming, Inc.
          (Wyoming)  - 100% owned

       k. Carillon Marketing Agency of Nevada, Inc. (Nevada)
          - 100% owned

    C. Summit Investment Partners, Inc. (Ohio) - 100% owned

    D. PRBA, Inc. (California) - 100% owned

       a. PRB Administrators, Inc. (Delaware) - 100% owned

    E. Summit Investment Partners, LLC (Ohio) - 100% owned

    F. Union Central Mortgage Funding, Inc. (Ohio) - 100% owned


II. Mutual Funds of the Summit Group

A. Summit Mutual Funds, Inc.* (Maryland)

* At December 31, 2004, The Union Central Life Insurance Company owned 85.21% of the outstanding shares of Summit Mutual Funds, Inc. Pinnacle Series.

Item 29.  Indemnification

Article 1701.13(E)(1) of the Ohio Revised Code provides in relevant part that a corporation may indemnify any person who is a party to a lawsuit or any other legal action other than one brought on behalf of the corporation, by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, against expenses and amounts paid in connection with a lawsuit or action if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful.

Article VII of the Code of Regulations of The Union Central Life Insurance Company states that, "The Corporation shall, to the full extent not prohibited by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other person whom it may indemnify pursuant thereto."

 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters

a) Other Activity - none.

b) Management
Set forth below is a list of each officer and director of Carillon Investments, Inc. and the position held with the company by each person.


Name and Principal        Positions and
Business Address*         Offices with Underwriter

Gary T. Huffman           Director

Steven R. Sutermeister    Director

Elizabeth G. Monsell      Director and President

Kevin W. O'Toole          Vice President

Connie Grosser            Vice President, Operations,
                          and Treasurer

Bernard A. Breton         Vice President and
                          Chief Compliance Officer

John F. Labmeier          Vice President and Secretary

Andrew J. Van Erp         Vice President

John M. Lucas             Assistant Secretary

John R. Feldman           Assistant Vice President

Joy R. Clements           Assistant Vice President

Melissa A. MacKendrick    Assistant Treasurer

* The principal business address of each person is 1876 Waycross Road, Cincinnati, Ohio 45240


    (c) Compensation from the Registrant

                           Compensation
                           on Events
              Net          Occasioning
              Underwriting the
Name of       Discounts    Deduction of
Principal     and          a Deferred    Brokerage    Other
Underwriter   Commissions  Sales Load    Commissions  Compensation
-----------   -----------  -----------   -----------  ------------
Carillon
Investments,  $4,519,575*   N/A           N/A          N/A
Inc.

*Combined number with registration number 33-94858 which will be replaced by this product.

Item 31.  Location of Accounts and Records

Physical possession of the accounts, books and other documents required to be maintained by Section 30(a) and the rules under that section is maintained either by Elizabeth Monsell, President of Carillon Investments, Inc. or Kristal Hambrick, Vice President of The Union Central Life Insurance Company, both located at 1876 Waycross Road, Cincinnati, Ohio, 45240.

Item 32.  Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 33.   Fee Representation

The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Carillon Life Account, and the Depositor, The Union Central Life Insurance Company, have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Cincinnati and the State of Ohio, on the 26th day of April, 2005.

                                        CARILLON ACCOUNT
                                          (Registrant)


                     THE UNION CENTRAL LIFE INSURANCE COMPANY
(SEAL)                                   (Depositor)


Attest: /s/ John F. Labmeier          By: /s/ John H. Jabobs
                                           John H. Jacobs
                           President, Chief Executive Officer
                       and Chairman of the Board of Directors
                     The Union Central Life Insurance Company


     As required by the Securities Act of 1933, this Registration
Statement has been signed below by the following Directors and Officers of The Union Central Life Insurance Company in the capacities and on the dates indicated.


Signature               Title                          Date
---------               -----                          ----
/s/ John H. Jacobs      President, Chief Executive     04/26/2005
                        Officer and Chairman of the
                        Board of Directors
                        (Principal Executive Officer)

/s/ Lisa A. Mullen      Senior Vice President,         04/26/2005
                        Controller, Treasurer
                        (Principal Financial and
                        Accounting Officer)


Signature                           Title       Date
---------                           -----       ----
*/s/ Michael S. Cambron             Director    04/26/2005

*/s/ Michael A. Fisher              Director    04/26/2005

*/s/ William G. Kagler              Director    04/26/2005

*/s/ Lawrence A. Leser              Director    04/26/2005

*/s/ Francis V. Mastrianna, Ph.D.   Director    04/26/2005

*/s/ Thomas E. Petry                Director    04/26/2005

*/s/ Myrtis H. Powell, Ph.D.        Director    04/26/2005

*/s/ Dudley S. Taft                 Director    04/26/2005

*/s/ John M. Tew, Jr., M.D.         Director    04/26/2005



*/ By David F. Westerbeck, pursuant to Power of Attorney.